                                                  Registration Nos. 333-48457
                                                                    811-04865-01

      As filed with the Securities and Exchange Commission on June 16, 2003

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ X ]

        Pre-effective Amendment No.  [   ]

        Post-Effective Amendment No. [ 8 ]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                             [ X ]

        Amendment No.                [ 3 ]

                  VARIABLE ACCOUNT B OF AMERICAN INTERNATIONAL
                       LIFE ASSURANCE COMPANY OF NEW YORK
                           (Exact Name of Registrant)

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                               (Name of Depositor)

                                 80 Pine Street
                            New York, New York 10005
         (Address of Depositor's Principal Executive Offices) (Zip Code)

                                 (713) 831-8470
                Depositor's Telephone Number, including Area Code

                              Lauren W. Jones, Esq.
                             Deputy General Counsel
                      American General Life Companies, LLC
                               2929 Allen Parkway
                            Houston, Texas 77019-2191
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

        [ X ]  immediately upon filing pursuant to paragraph (b)

        [   ]  on May 1, 2003 pursuant to paragraph (b)

        [   ]  60 days after filing pursuant to paragraph (a)(1)

        [   ]  on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[  ]    This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

                                      NOTE

This Post-Effective Amendment No. 8 to the Form N-6 Registration Statement No. 333-48457 ("Registration Statement") of American International Life Assurance Company of New York ("Depositor") and its Variable Account B ("Registrant") is being filed solely for the purposes of: (a) including in the Registration Statement a supplement relating to additional investment options; (b) to generally update the Statement of Additional Information; and (c) to generally update Part C information for the Depositor and the Registrant. All other pertinent information regarding this Registration Statement, including the Prospectus, was previously filed in Registrant's Post-Effective Amendment No. 7 on April 25, 2003, and is incorporated by reference herein.

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                               VARIABLE ACCOUNT B
                             EXECUTIVE ADVANTAGE(SM)
        GROUP FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES
                         SUPPLEMENT DATED JUNE 16, 2003
                                       TO
                                   PROSPECTUS
                                DATED MAY 1, 2003

Effective June 16, 2003, American International Life Assurance Company of New York ("AI Life") is amending the prospectus for the purposes of (1) adding 14 investment options available under the Policies, and (2) revising a mortality and expense risk charge footnote.

1. On page 1 of the prospectus, the fifth paragraph is replaced in its entirety with the following:

                The Guaranteed Account is part of our general account. You can use AI Life's Variable Account B ("Variable Account") to invest in the Executive Advantage variable investment options. Currently, each of the Executive Advantage variable investment options purchases shares of a corresponding Fund of:

                .       AllianceBernstein Variable Product Series Fund, Inc.
                        ("AllianceBernstein")
                .       American Century Variable Portfolios, Inc. ("American
                        Century VP")
                .       Credit Suisse Trust ("Credit Suisse")
                .       Fidelity Variable Insurance Products Fund ("Fidelity
                        VIP")
                .       Franklin Templeton Variable Insurance Products Trust
                        ("Franklin Templeton")
                .       Goldman Sachs Variable Insurance Trust ("Goldman Sachs")
                .       J.P. Morgan Series Trust II ("JPMorgan")
                .       Merrill Lynch Variable Series Fund, Inc. ("Merrill
                        Lynch")
                .       Neuberger Berman Advisers Management Trust ("Neuberger
                        Berman AMT")
                .       PIMCO Variable Insurance Trust ("PIMCO")
                .       The Universal Institutional Funds, Inc. ("UIF")
                .       VALIC Company I ("VALIC Co. I")
                .       Vanguard Variable Insurance Fund ("Vanguard")

2. On page 6 of the prospectus, under "Policy Benefits", delete the first paragraph and replace it with the following:

                        You may allocate your Account Value among the 45
                variable investment options available under the Policy, each of which invests in an underlying Fund (each available portfolio is referred to in this prospectus as a "Fund" and collectively, the "Funds"), and the Guaranteed Account, which credits a specified rate of interest. Your Account Value will vary based on the investment performance of the variable investment options you choose and interest credited in the Guaranteed Account.

3. On page 13 of the prospectus, in footnote 3, delete the opening phrase "After the 5th Policy year" and replace it with the phrase "After the 4th Policy year."

4. On page 14 of the prospectus, delete the page in its entirety and replace it with the following:

                The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the Policy. The table shows the maximum and minimum Total Annual Fund Operating Expenses both before and after contractual waiver or reimbursement for any of the Funds for the fiscal year ended December 31, 2002. Current and future expenses for the Funds may be higher or lower than those shown.

                          ANNUAL FUND FEES AND EXPENSES
                (expenses that are deducted from the Fund assets)

               CHARGE                      MAXIMUM        MINIMUM
-----------------------------------------------------------------
Total Annual Fund Operating
Expenses (expenses that are deducted        2.77%         0.20%
from portfolio assets include
management fees, distribution (12b-1)
fees, and other expenses)

                Details concerning each Fund's specific fees and expenses are contained in the Funds' prospectuses accompanying this Policy prospectus.

5. On page 18 of the prospectus, under "Variable Investment Options" delete the chart in its entirety and replace it with the following:

VARIABLE INVESTMENT OPTIONS                                         INVESTMENT ADVISER (SUB-ADVISER, IF APPLICABLE)
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth Portfolio (Class A)                        Alliance Capital Management, L.P.
AllianceBernstein Growth and Income Portfolio (Class A)             Alliance Capital Management, L.P.
AllianceBernstein Americas Government Income Portfolio              Alliance Capital Management, L.P.
(Class A)
AllianceBernstein Premier Growth Portfolio (Class A)                Alliance Capital Management, L.P.
AllianceBernstein Quasar Portfolio (Class A)/1/                     Alliance Capital Management, L.P.
American Century VP Income and Growth Portfolio                     American Century Investment Management, Inc.
American Century VP International Portfolio                         American Century Investment Management, Inc.
Credit Suisse Emerging Growth Portfolio                             Credit Suisse Asset Management, LLC
Credit Suisse Emerging Markets Portfolio                            Credit Suisse Asset Management, LLC
Credit Suisse Global Post Venture Capital Portfolio                 Credit Suisse Asset Management, LLC
Credit Suisse International Focus Portfolio                         Credit Suisse Asset Management, LLC
Credit Suisse Small Cap Growth Portfolio                            Credit Suisse Asset Management, LLC
Credit Suisse Large Cap Value Portfolio                             Credit Suisse Asset Management, LLC
Fidelity VIP Balanced Portfolio - (Initial Class)                   Fidelity Management & Research Company (FMR Co., Inc.,)
                                                                    (Fidelity Management & Research (U.K.) Inc.,)
                                                                    (Fidelity Management & Research (Far East) Inc.,) and
                                                                    (Fidelity Investments Japan Limited)
Fidelity VIP Contrafund(R)Portfolio - (Initial Class)/1/            Fidelity Management & Research Company (FMR Co., Inc.,)
                                                                    (Fidelity Management & Research (U.K.) Inc.,)
                                                                    (Fidelity Management & Research (Far East) Inc.,) and
                                                                    (Fidelity Investments Japan Limited)
Fidelity VIP Index 500 Portfolio - (Initial Class)                  Fidelity Management & Research Company (FMR Co., Inc.)
Goldman Sachs CORE(SM)U.S. Equity Fund                              Goldman Sachs Asset Management, L.P.
Goldman Sachs International Equity Fund                             Goldman Sachs Asset Management International
JPMorgan Mid Cap Value Portfolio                                    J.P. Morgan Investment Management, Inc.
JPMorgan Small Company Portfolio                                    J.P. Morgan Investment Management, Inc.
Merrill Lynch V.I. Basic Value Fund - Class A Shares/1/             Merrill Lynch Investment Managers
Merrill Lynch V.I. Fundamental Growth Fund - Class A Shares/1/      Merrill Lynch Investment Managers
Merrill Lynch V.I. Government Bond Fund - Class A Shares            Merrill Lynch Investment Managers
Merrill Lynch V.I. Small Cap Value Fund - Class A Shares            Merrill Lynch Investment Managers
Neuberger Berman AMT Partners Portfolio/1/                          Neuberger Berman Management Inc. (Neuberger Berman, LLC)

VARIABLE INVESTMENT OPTIONS                                         INVESTMENT ADVISER (SUB-ADVISER, IF APPLICABLE)
-------------------------------------------------------------------------------------------------------------------
PIMCO VIT Long-Term U.S. Government Bond Portfolio -                Pacific Investment Management Company, LLC
Administrative Class
PIMCO VIT Total Return Portfolio - Administrative Class             Pacific Investment Management Company, LLC
PIMCO VIT Real Return Portfolio - Administrative Class              Pacific Investment Management Company, LLC
PIMCO VIT Short-Term Portfolio - Administrative Class               Pacific Investment Management Company, LLC
PIMCO VIT High Yield Portfolio - Administrative Class               Pacific Investment Management Company, LLC
Templeton Developing Markets Securities Fund-Class 2                Templeton Asset Management Ltd.
Templeton Growth Securities Fund - Class 2                          Templeton Global Advisors Limited
Templeton Foreign Securities Fund - Class 2                         Templeton Investment Counsel, LLC
UIF Emerging Markets Equity Portfolio - Class I                     Morgan Stanley Investment Management Inc. d/b/a Van Kampen
UIF Core Plus Fixed Income Portfolio - Class I                      Morgan Stanley Investment Management Inc. d/b/a Van Kampen
UIF High Yield Portfolio - Class I                                  Morgan Stanley Investment Management Inc. d/b/a Van Kampen
UIF Mid Cap Growth Portfolio - Class I                              Morgan Stanley Investment Management Inc. d/b/a Van Kampen
UIF U.S. Mid Cap Core Portfolio - Class I                           Morgan Stanley Investment Management Inc. d/b/a Van Kampen
UIF Money Market Portfolio - Class I                                Morgan Stanley Investment Management Inc. d/b/a Van Kampen
UIF Technology Portfolio - Class I                                  Morgan Stanley Investment Management Inc. d/b/a Van Kampen
VALIC Co. I International Equities Fund                             VALIC (AIG Global Investment Corp.)
VALIC Co. I Mid Cap Index Fund                                      VALIC (AIG Global Investment Corp.)
VALIC Co. I Small Cap Index Fund                                    VALIC (AIG Global Investment Corp.)
Vanguard Total Stock Market Index Portfolio                         The Vanguard Group
Vanguard Total Bond Market Index Portfolio                          The Vanguard Group

        /1/ The Fund type for AllianceBernstein Quasar Portfolio (Class A) is growth equity.
                The Fund type for Fidelity VIP Contrafund Portfolio (Initial Class) is capital appreciation.
                The Fund type for Merrill Lynch V.I. Basic Value Fund is large cap value.
                The Fund type for Merrill Lynch V.I. Fundamental Growth Fund is large cap growth.
                The Fund type for Neuberger Berman AMT Partners Portfolio is large cap value.

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK

                               VARIABLE ACCOUNT B

                               EXECUTIVE ADVANTAGE

             GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES

                                    ISSUED BY

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK


                      AFFLUENT AND CORPORATE MARKETS GROUP

                    P.O. BOX 667, Wilmington, Delaware 19899

                                 1-302-594-2352

                       STATEMENT OF ADDITIONAL INFORMATION

               Dated May 1, 2003 as supplemented on June 16, 2003

This Statement of Additional Information ("SAI") is not a prospectus. You should read it with the Prospectus for American International Life Assurance Company of New York Variable Account B (the "Separate Account") dated May 1, 2003, as supplemented on June 16, 2003, concerning the Executive Advantage group flexible premium variable life insurance Policies (the "Policy" or "Policies"). You can obtain a copy of the Prospectus for the Policies, and any Prospectus supplements, by contacting American International Life Assurance Company of New York ("AI Life") at the address or telephone numbers given above. Terms used in this SAI have the same meanings as are defined in the Prospectus under the heading "Index of Special Words and Phrases."

                                TABLE OF CONTENTS

GENERAL INFORMATION..........................................................  3
   AI Life...................................................................  3
   Separate Account..........................................................  3
SERVICES.....................................................................  3
DISTRIBUTION OF POLICIES.....................................................  3
   Other Policies Issued by the Company......................................  4
PERFORMANCE INFORMATION......................................................  4
   Performance Data..........................................................  4
     Average Annual Total Return Calculations................................  5
     Fund Performance........................................................  6
     Money Market Investment Option Yield and Effective Yield Calculations...  8
ADDITIONAL INFORMATION ABOUT THE POLICIES....................................  9
     Gender neutral policies.................................................  9
     Cost of insurance rates.................................................  9
     Certain arrangements....................................................  9
   Guaranteed Investment Option.............................................. 10
   Adjustments to Death Benefit.............................................. 10
     Suicide................................................................. 10
     Wrong age or gender..................................................... 10
     Death during grace period............................................... 11
ACTUARIAL EXPERT............................................................. 11
MATERIAL CONFLICTS........................................................... 11
FINANCIAL STATEMENTS......................................................... 12

                               GENERAL INFORMATION

AI LIFE

        American International Life Assurance Company of New York is a stock life insurance company initially organized under the laws of New York. We were incorporated in 1962. We provide a full range of individual and group life, disability, accidental death and dismemberment policies and annuities. We are an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"), which is a holding company for a number of companies engaged in the international insurance business, both life and general, in approximately 130 countries and jurisdictions around the world.

SEPARATE ACCOUNT

        The assets in the Separate Account would be available only to satisfy the claims of owners of the Policies, to the extent they have allocated their accumulation value to the Separate Account. Our other creditors could reach only those Separate Account assets (if any) that are in excess of the amount of our reserves and other contract liabilities under the Policies with respect to the Separate Account.

SERVICES

        AI Life and AIG are parties to a service and expense agreement. Under the service and expense agreement, AIG provides services to AI Life and certain other life insurance companies under the AIG holding company system at cost. Those services include data processing systems, customer services, product development, actuarial, auditing, accounting and legal services. During 2002, 2001, and 2000, $3,557,044, $4,704,442 and $4,633,059, respectively, was paid by
AI Life to AIG for these services.

DISTRIBUTION OF POLICIES

        The policy is sold by licensed insurance agents, where the policy may be lawfully sold, who are registered representatives of broker-dealers which are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc.

        On May 1, 2003, American General Equity Services Corporation ("AGESC") replaced AIG Equity Sales Corp. as the distributor and principal underwriter of the Policies. AGESC (formerly known as Franklin Financial Services Corporation) is located at #1 Franklin Square, Springfield, Illinois 62713. AGESC is a Delaware corporation and an affiliate of AI Life (AGESC and AI Life are both indirect wholly-owned subsidiaries of AIG). AGESC also acts as principal underwriter for AI Life's other separate accounts and for the separate accounts of certain AI Life affiliates. AGESC is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the National Association of Securities Dealers, Inc. ("NASD"). AGESC, as the principal underwriter and distributor, is not paid any fees on the Policies.

        The Policies are offered on a continuous basis.

        Commissions may be paid to registered representatives based on premiums paid for Policies sold. Other expense reimbursements, allowances, and overrides may also be paid. Registered representatives who meet certain productivity and profitability standards may be eligible for additional compensation. Additional payments may be made for administrative or other services not directly related to the sale of the Policies.

        Other Policies Issued by the Company. The Company may offer other policies similar to those offered herein.


PERFORMANCE INFORMATION

        From time to time, we may quote performance information for the divisions of the Separate Account in advertisements, sales literature, or reports to owners or prospective investors.

        We may quote performance information in any manner permitted under applicable law. We may, for example, present such information as a change in a hypothetical owner's cash value or death benefit. We also may present the yield or total return of the division based on a hypothetical investment in a Policy. The performance information shown may cover various periods of time, including periods beginning with the commencement of the operations of the division or the Mutual Funds in which it invests. The performance information shown may reflect the deduction of one or more charges, such as the premium charge, and we generally expect to exclude costs of insurance charges because of the individual nature of these charges. We also may present the yield or total return of the investment option in which a division invests.

        We may compare a division's performance to that of other variable life separate accounts or investment products, as well as to generally accepted indices or analyses, such as those provided by research firms and rating services. In addition, we may use performance ratings that may be reported periodically in financial publications, such as Money Magazine, Forbes, Business Week, Fortune, Financial Planning and The Wall Street Journal. We also may advertise ratings of AI Life's financial strength or claims-paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

        Performance information for any division reflects the performance of a hypothetical Policy and is not illustrative of how actual investment performance would affect the benefits under your Policy. You should not consider such performance information to be an estimate or guarantee of future performance.

PERFORMANCE DATA

        The following tables show the past performance data for the Policies. The first table shows the average annual total return calculations of the variable investment options. The first table includes the Daily charge (mortality and expense risk charge) and all other noninsurance charges and fees, including premium expense charges and premium taxes.

        The second table shows the average annual total returns of the Funds underlying the variable investment options. The second table does not reflect the Daily charge (mortality and expense risk charge) or any other noninsurance or insurance-related charges and deductions of the Separate Account.

         Average Annual Total Return Calculations. Each variable investment option may advertise its average annual total return. We calculate each variable investment option's average annual total return quotation under the following standard method:

        . We take a hypothetical $10,000 investment in each variable investment option on the first day of the period at the maximum offering price ("initial investment").

        . We calculate the ending redeemable value ("redeemable value") of that investment at the end of 1, 3, 5 and 10 year period. If Average Annual Total Return for a variable investment option is not available for a stated period, we may show Average Annual Total Return since variable investment option inception. The redeemable value reflects the effect of the Daily charge (mortality and expense risk charge) and all other noninsurance charges and fees, including premium expense charges and premium taxes. We do not reflect any cost of insurance charges, monthly expense charges, surrender charges or any other insurance related charges in the calculation.

        .       We divide the redeemable value by the initial investment.

        . We take this quotient to the Nth root (N representing the number of years in the period), subtract 1 from the result, and express the result as a percentage.

Average annual total return quotations for the variable investment options for the period ended December 31, 2002 are shown in the table below.

                                                                                                          SINCE        INVESTMENT
                                                                                                        INVESTMENT       OPTION
                                                                                                          OPTION        INCEPTION
                   INVESTMENT OPTION/1/              1 YEAR/2/   3 YEARS/2/   5 YEARS/2/  10 YEARS/2/    INCEPTION        DATE
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES
 FUND, INC.
    Growth Portfolio (Class A)                             N/A         N/A          N/A          N/A           N/A            N/A
    Growth and Income Portfolio (Class A)               (29.41)%       N/A          N/A          N/A        (16.37)%     9/7/2001
    Americas Government Income Portfolio (Class A)         N/A         N/A          N/A          N/A           N/A            N/A
    Premier Growth Portfolio (Class A)                  (37.44)%       N/A          N/A          N/A        (17.02)%     9/7/2001
    Quasar Portfolio (Class A)                             N/A         N/A          N/A          N/A           N/A            N/A
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
    VP Income & Growth Portfolio                           N/A         N/A          N/A          N/A           N/A            N/A
    VP International Portfolio                          (27.80)%       N/A          N/A          N/A        (20.99)%     9/7/2001
CREDIT SUISSE TRUST
    Emerging Growth Portfolio                              N/A         N/A          N/A          N/A           N/A            N/A

                                                                                                          SINCE        INVESTMENT
                                                                                                        INVESTMENT       OPTION
                                                                                                          OPTION        INCEPTION
                   INVESTMENT OPTION/1/              1 YEAR/2/   3 YEARS/2/   5 YEARS/2/  10 YEARS/2/    INCEPTION        DATE
---------------------------------------------------------------------------------------------------------------------------------
    Emerging Markets Portfolio                             N/A         N/A          N/A          N/A           N/A            N/A
    Global Post-Venture Capital Portfolio                  N/A         N/A          N/A          N/A           N/A            N/A
    International Focus Portfolio                          N/A         N/A          N/A          N/A           N/A            N/A
    Small Cap Growth Portfolio                             N/A         N/A          N/A          N/A           N/A            N/A
    Large Cap Value Portfolio                              N/A         N/A          N/A          N/A           N/A            N/A
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
    VIP Balanced Portfolio (Initial Class)                 N/A         N/A          N/A          N/A           N/A            N/A
    VIP Contrafund Portfolio (Initial Class)            (17.49)%       N/A          N/A          N/A         (7.75)%     9/7/2001
    VIP Index 500 Portfolio (Initial Class)             (29.59)%       N/A          N/A          N/A        (14.67)%     9/7/2001
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
 TRUST
    Templeton Developing Markets Securities-Class 2        N/A         N/A          N/A          N/A           N/A            N/A
    Templeton Growth Securities-Class 2                    N/A         N/A          N/A          N/A           N/A            N/A
    Templeton Foreign Securities-Class 2                   N/A         N/A          N/A          N/A           N/A            N/A
GOLDMAN SACHS VARIABLE INSURANCE TRUST
    CORE(SM) U.S. Equity Fund                              N/A         N/A          N/A          N/A           N/A            N/A
    International Equity Fund                              N/A         N/A          N/A          N/A           N/A            N/A
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
    AMT Partners Portfolio                                 N/A         N/A          N/A          N/A           N/A            N/A
PIMCO VARIABLE INSURANCE TRUST
    Long-Term U.S. Government Portfolio -
     Administrative Class                                  N/A         N/A          N/A          N/A           N/A            N/A
    Total Return Portfolio - Administrative Class          N/A         N/A          N/A          N/A           N/A            N/A
UNIVERSAL INSTITUTIONAL FUNDS, INC.
    Emerging Markets Equity Portfolio - Class 1            N/A         N/A          N/A          N/A           N/A            N/A
    Core Plus Fixed Income Portfolio - Class 1           (2.02)%       N/A          N/A          N/A         (1.36)%     9/7/2001
    High Yield Portfolio - Class 1                         N/A         N/A          N/A          N/A           N/A            N/A
    Mid Cap Growth Portfolio - Class 1                     N/A         N/A          N/A          N/A           N/A            N/A
    Mid Cap Core Portfolio - Class 1                    (34.98)%       N/A          N/A          N/A        (16.89)%     9/7/2001
    Money Market Portfolio - Class 1                     (7.68)%       N/A          N/A          N/A         (3.42)%    1/31/2001
    Technology Portfolio - Class 1                         N/A         N/A          N/A          N/A           N/A            N/A

----------

/1/ JPMorgan Mid Cap Value Portfolio, JPMorgan Small Company Portfolio, Merrill Lynch V.I. Basic Value Fund, Merrill Lynch V.I. Fundamental Growth Fund, Merrill Lynch V.I. Government Bond Fund, Merrill Lynch V.I. Small Cap Value Fund, PIMCO High Yield Portfolio, PIMCO Real Return Portfolio, PIMCO Short-Term Portfolio, VALIC Company I International Equities Fund, VALIC Company I Mid Cap Index Fund, VALIC Company I Small Cap Index Fund, Vanguard Total Bond Market Index Portfolio and Vanguard Total Stock Market Index Portfolio. We will show the average annual total return quotations for these investment options when they become available.

/2/ "N/A" indicates data is not available for the stated period.

        Fund Performance. Each variable investment option may advertise the performance for the corresponding Fund in which it invests, based on the calculations described above, where all or a portion of the actual historical performance of the corresponding Fund in which the variable investment option invest may pre-date the effective date of the variable investment option being offered in the Policy.

        The table below provides the actual historical performance of the corresponding Fund in which each of these variable investment options invest. Unlike the previous table of variable investment option average annual total return calculations, the information in the table below does not reflect the Daily charge (mortality and expense risk charge) or any other noninsurance or insurance-related charges and deductions of the Separate Account. If these charges had been reflected, then the fund average annual total return quotations would have been lower than what is currently shown.

                        Fund Average Annual Total Returns
    without the deduction of any applicable noninsurance or insurance-related charges of the Separate Account
                           (Through December 31, 2002)

                                                                                                          SINCE          INVESTMENT
                                                                                                        INVESTMENT         OPTION
                                                                                                          OPTION          INCEPTION
                 INVESTMENT OPTION                   1 YEAR        3 YEARS      5 YEARS     10 YEARS     INCEPTION          DATE
                 -----------------                   ------        -------      -------     --------    ----------      -----------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND,
 INC.
    Growth Portfolio (Class A)                       (28.08)%       (23.14)%      (4.70)%        N/A          7.84%       9/15/1994
    Growth and Income Portfolio (Class A)            (22.05)%        (3.78)%       3.70 %      11.22%        10.31%       1/14/1991
    Americas Government Income Portfolio
     (Class A)                                        10.99 %         8.92 %       7.93 %        N/A          8.67%        5/3/1994
    Premier Growth Portfolio (Class A)               (30.64)%       (21.75)%      (1.27)%       9.32%        10.19%       6/26/1992
    Quasar Portfolio (Class A)                       (31.77)%       (17.62)%      (8.97)%        N/A         (3.63)%       8/5/1996
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
    VP Income & Growth Portfolio                     (19.37)%       (12.91)%      (0.22)%        N/A          1.25%      10/30/1997
    VP International Portfolio                       (20.37)%       (22.30)%      (1.79)%        N/A          3.27%        5/1/1994
CREDIT SUISSE TRUST
    Emerging Growth Portfolio                        (29.30)%       (16.51)%        N/A          N/A         (7.69)%      9/13/1999
    Emerging Markets Portfolio                       (11.56)%       (18.22)%      (3.88)%        N/A         (3.88)%     12/31/1997
    Global Post-Venture Capital Portfolio            (34.16)%       (27.51)%      (7.88)%        N/A         (4.83)%      9/30/1996
    International Focus Portfolio                    (19.90)%       (22.73)%      (5.70)%        N/A         (1.99)%      6/30/1995
    Small Cap Growth Portfolio                       (33.69)%       (23.03)%      (5.61)%        N/A          2.85%       6/30/1995
    Large Cap Value Portfolio                        (23.09)%        (5.44)%       0.14%         N/A          0.88%      10/31/1997
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
    VIP Balanced Portfolio (Initial Class)            (8.72)%        (4.91)%       1.12%         N/A          6.21%        1/3/1995
    VIP Contrafund Portfolio (Initial Class)          (9.35)%        (9.43)%       3.71%         N/A         12.27%        1/3/1995
    VIP Index 500 Portfolio (Initial Class)          (22.25)%       (14.74)%      (0.84)%       9.04%         9.37%       8/27/1992
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST
    Templeton Developing Markets Securities-
     Class 2                                          (0.15)%       (14.56)%      (5.47)%        N/A         (9.57)%       3/4/1996
    Templeton Growth Securities-Class 2              (18.49)%        (6.54)%       1.46%         N/A          6.36%       3/15/1994
    Templeton Foreign Securities-Class 2             (18.56)%       (12.59)%      (2.13)%       7.76%         6.63%        5/1/1992
GOLDMAN SACHS VARIABLE INSURANCE TRUST
    CORE(SM) U.S. Equity Fund                        (21.89)%       (14.64)%        N/A          N/A         (2.44)%      2/13/1998
    International Equity Fund                        (18.34)%       (18.00)%        N/A          N/A         (2.71)%      1/12/1998
J.P.MORGAN SERIES TRUST II
    JPMorgan Mid Cap Value Portfolio                   0.82 %          N/A          N/A          N/A          9.57%       9/28/2001
    JPMorgan Small Company Portfolio                 (21.65)%       (13.87)%      (2.71)%        N/A          7.08%      12/31/1994
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
    Merrill Lynch V.I. Basic Value Fund -
     Class A                                         (17.77)%        (1.15)%       5.06%         N/A         10.67%        7/1/1993
    Merrill Lynch V.I. Fundamental Growth
     Fund - Class A                                  (27.51)%          N/A          N/A          N/A        (19.55)%       4/3/2000

                        Fund Average Annual Total Returns
    without the deduction of any applicable noninsurance or insurance-related charges of the Separate Account
                           (Through December 31, 2002)

                                                                                                          SINCE          INVESTMENT
                                                                                                        INVESTMENT         OPTION
                                                                                                          OPTION          INCEPTION
                 INVESTMENT OPTION                   1 YEAR        3 YEARS      5 YEARS     10 YEARS     INCEPTION           DATE
                 -----------------                   ------        -------      -------     --------    ----------      -----------
    Merrill Lynch V.I. Government Bond Fund -
     Class A                                           9.78%          9.42%        6.95%         N/A          7.24%        5/2/1994
    Merrill Lynch V.I. Small Cap Value Fund -
     Class A                                         (23.76)%         4.35%        7.34%       10.62%         9.82%         4/20/82
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
    AMT Partners Portfolio                           (24.14)%        (9.46)%      (3.65)%        N/A          7.47%       3/22/1994
PIMCO VARIABLE INSURANCE TRUST
    High Yield Portfolio Administrative Class         (1.19)%         0.09%         N/A          N/A          1.08%       4/30/1998
    Long-Term U.S. Government Portfolio -
     Administrative Class                             17.59%         14.70%         N/A          N/A         10.53%       4/30/1999
    Real Return Portfolio Administrative Class        17.77%         13.79%         N/A          N/A         12.63%       9/30/1999
    Short-Term Portfolio Administrative Class          3.02%          5.28%         N/A          N/A          5.29%       9/30/1999
    Total Return Portfolio - Administrative
     Class                                             9.07%          9.20%        7.05%         N/A          7.05%      12/31/1997
UNIVERSAL INSTITUTIONAL FUNDS, INC.
    Emerging Markets Equity Portfolio Class 1         (8.90)%       (19.70)%      (5.13)%        N/A         (4.40)%      10/1/1996
    Core Plus Fixed Income Portfolio Class 1           7.33%          9.23%        6.71%         N/A          7.24%        1/2/1997
    High Yield Portfolio Class 1                      (7.27)%        (7.48)%      (2.33)%        N/A          0.15%        1/2/1997
    Mid Cap Growth Portfolio Class 1                 (31.16)%       (23.31)%        N/A          N/A        (13.69)%     10/18/1999
    U.S. Mid Cap Core Portfolio Class 1              (28.02)%        (8.26)%       1.46%         N/A          7.18%        1/2/1997
    Money Market Portfolio Class 1                     1.25%          3.61%         N/A          N/A          3.88%        1/4/1999
    Technology Portfolio Class 1                     (48.97)%       (41.56)%        N/A          N/A        (36.39)%     11/30/1999
VALIC COMPANY I
    VALIC Company I - International Equities
     Fund                                            (18.79)%       (19.38)%      (4.27)%       3.15%         0.59%      10/02/1989
    VALIC Company I - MidCap Index Fund              (14.90)%        (0.58)%       6.09%       11.55%        12.25%      10/01/1991
    VALIC Company I - Small Cap Index Fund           (20.82)%        (7.94)%      (1.48)%       6.61%         7.32%        5/1/1992
VANGUARD VARIABLE INSURANCE FUND
    Vanguard Total Bond Market Index Portfolio         8.31%          9.29%        7.06%        7.19%          N/A        4/29/1991
    Vanguard Total Stock Market Index Portfolio         N/A            N/A          N/A          N/A           N/A         1/8/2003

----------

"N/A" indicates data is not available for the stated period.

        Money Market Investment Option Yield and Effective Yield Calculations. We calculate the Money Market Investment Option's yield by a standard method that the SEC prescribes. Under that method, we base the current yield quotation on a seven day period and calculate that yield as follows:

        . We take the net change in the Accumulation Unit value during the period.

        . We divide that net change by the Accumulation Unit value at the beginning of the period to obtain the base period return.

        . We multiply the base period return by the fraction 365/7 to obtain the current yield figure.


        . We carry the current yield figure to the nearest one-hundredth of one percent.

        We do not include realized capital gains or losses and unrealized appreciation or depreciation of the Option's Portfolio in the calculation. The Money Market Investment Option's historical yield for the seven day period ended December 31, 2002 was (0.12)%.

        We determine the Money Market Investment Option's effective yield by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is: (base period return +1)365/7-1. The Money Market Investment Option's historical effective yield for the seven day period ended December 31, 2002 was (0.12)%. Yield and effective yield do not reflect the deduction of any insurance or noninsurance-related charges that we may impose when you redeem Accumulation Units.

The yield and effective yield calculations above do not reflect the Daily charge (mortality and expense risk charge) or any other noninsurance or insurance-related charges and deductions of the Separate Account. If these charges had been reflected, then the yield and effective yield calculations would have been lower than what is currently shown.


                    ADDITIONAL INFORMATION ABOUT THE POLICIES

        Gender neutral policies. Congress and the legislatures of various states have from time to time considered legislation that would require insurance rates to be the same for males and females of the same age, premium class and tobacco user status. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of life insurance policies in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of gender. In general, we do not offer the Executive Advantage Policy for sale in situations which, under current law, require gender-neutral premiums or benefits.

        Cost of insurance rates. Because of specified amount increases, different cost of insurance rates may apply to different increments of specified amount under your Policy. If so, we attribute your accumulation value proportionately to each increment of specified amount to compute our net amount at risk. See "Cost of Insurance Charge" on page 13 of the Prospectus.

        Certain arrangements. Most of the advisers or administrators of the Mutual Funds make certain payments to us, on a quarterly basis, for certain administrative, Policy, and policy owner support expenses. These amounts will be reasonable for the services performed and are not designed to result in a profit. These amounts are paid by the advisers or the administrators, and will not be paid by the Mutual Funds, the options or Policy owners.

GUARANTEED INVESTMENT OPTION

        Under the policy, you may currently allocate your Account Value to the Guaranteed Account. In addition, if you request a loan, we will allocate part of your Account Value to the Loan Account which is part of the Guaranteed Account.

        We may treat each allocation and transfer separately for purposes of crediting interest and making deductions from the Guaranteed Account.

        All of your Account Value held in the Guaranteed Account will earn interest at a rate we determine in our sole discretion. This rate will never be less than 4% per year compounded annually. The Loan Account portion of your Account Value may earn a different interest rate than the remaining portion of your Account Value in the Guaranteed Account.

        We will deduct any transfers, partial surrenders or any policy expenses from the Guaranteed Account and your variable investment options on a pro rata basis, unless you provide other directions. No portion of the Loan Account may be used for this purpose.

        If we must pay any part of the proceeds for a loan, partial surrender or full surrender from the Guaranteed Account, we may defer the payment for up to six months from the date we receive the written request. If we defer payment from the Guaranteed Account for 30 days or more, we will pay interest on the amount we deferred at a rate of 4% per year, compounded annually, until we make payment.

ADJUSTMENTS TO DEATH BENEFIT

        Suicide. If the insured person commits suicide during the first two Policy years, we will limit the proceeds payable to the total of all premiums that have been paid to the time of death minus any outstanding Policy loans (plus credit for any unearned interest) and any partial surrenders.

        A new two year period begins if you increase the specified amount. You can increase the specified amount only if the insured person is living at the time of the increase. In this case, if the insured person commits suicide during the first two years following the increase, we will refund the monthly insurance deductions attributable to the increase. The death benefit will then be based on the specified amount in effect before the increase.

        Some states require that we compute these periods for noncontestability differently following a suicide.

        Wrong age or gender. If the age or gender of the insured person was misstated on your application for a Policy (or for any increase in benefits), we will adjust any death benefit to be what the monthly insurance charge deducted for the current month would have purchased based on the correct information.

        Death during grace period. We will deduct from the insurance proceeds any monthly charges that remain unpaid because the insured person died during a grace period.

                                ACTUARIAL EXPERT

        Actuarial matters have been examined by A. Hasan Qureshi who is an actuary of AI Life. His opinion on actuarial matters is filed as an exhibit to the registration statement we have filed with the SEC in connection with the Policies.

                               MATERIAL CONFLICTS

        We are required to track events to identify any material conflicts from using investment portfolios for both variable life and variable annuity separate accounts. The boards of the Funds, AIG, and other insurance companies participating in the Funds have this same duty. There may be a material conflict if:

        .       state insurance law or federal income tax law changes;

        .       investment management of an investment portfolio changes; or

        . voting instructions given by owners of variable life insurance Policies and variable annuity contracts differ.

        The investment portfolios may sell shares to certain qualified pension and retirement plans qualifying under Code Section 401. These include cash or deferred arrangements under Code Section 401(k). Therefore, there is a possibility that a material conflict may arise between the interests of owners in general, or certain classes of owners, and these retirement plans or participants in these retirement plans.

        If there is a material conflict, we have the duty to determine appropriate action, including removing the portfolios involved from our variable investment options. We may take other action to protect Policy owners. This could mean delays or interruptions of the variable operations.

        When state insurance regulatory authorities require us, we may ignore instructions relating to changes in an investment portfolio's adviser or its investment Policies. If we do ignore voting instructions, we give you a summary of our actions in the next semi-annual report to owners.

        Under the 1940 Act, we must get your approval for certain actions involving our separate account. In this case, you have one vote for every $100 of value you have in the variable investment options. We cast votes credited to amounts in the variable options not credited to Policies in the same proportion as votes cast by owners.

                              FINANCIAL STATEMENTS

        The consolidated balance sheets of AI Life at December 31, 2002 and 2001 and the related statements of income, capital funds, comprehensive income and cash flows for each of the periods in the three years ended December 31, 2002, appearing herein, have been audited by PricewaterhouseCoopers LLP ("PWC"), independent accountants, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein. PWC is located at 1201 Louisiana Street, Suite 2900, Houston, Texas 77002.

        The statement of net assets of the Variable Account as of December 31, 2002 and the related statement of operations for the year ended December 31, 2002 and the statements of changes in net assets for each of the periods in the two years ended December 31, 2002, appearing herein, have been audited by PWC, independent accountants, as set forth in their report appearing elsewhere herein.

FINANCIAL STATEMENTS OF THIS                                                           PAGE TO SEE
VARIABLE ACCOUNT B                                                                     IN THIS SAI
----------------------------                                                           -----------
Report of  Independent Accountants.....................................................    VA B-1
Summary of Financial Statements........................................................    VA B-3
Statements of Net Assets for the Year Ended December 31, 2002..........................    VA B-4
Statements of Operations for the Year Ended December 31, 2002..........................    VA B-4
Statements of Changes in Net Assets for the years ended December 31, 2002 and 2001.....    VA B-15
Notes to Financial Statements..........................................................    VA B-26

FINANCIAL STATEMENTS OF                                                                PAGE TO SEE
AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK                              IN THIS SAI
---------------------------------------------------------                              -----------
Report of Independent Accountants......................................................    F-2
Balance Sheets.........................................................................    F-3
Statements of Income...................................................................    F-5
Statements of Capital Funds............................................................    F-6
Statements of Cash Flows...............................................................    F-7
Statements of Comprehensive Income.....................................................    F-8
Notes to Financial Statements..........................................................    F-9

[PricewaterhouseCoopers LLP Letterhead]


                                                      PricewaterhouseCoopers LLP
                                                      Suite 2900
                                                      1201 Louisiana St.
                                                      Houston TX 77002-5678
                                                      Telephone (713) 356 4000



                      Report of Independent Accountants


To the Board of Directors of American International Life Assurance Company of New York and Policy Owners of American International Life Assurance Company of New York Variable Account B

In our opinion, the accompanying statements of net assets and the related statements of operations and statements of changes in net assets present fairly, in all material respects, the financial position of each of the sub-accounts listed in Note A of American International Life Assurance Company of New York Variable Account B at December 31, 2002, the results of each of their operations and changes in net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities by correspondence with the custodian, provides a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP
------------------------------



April 8, 2003

                                       VA B-1

                      (This page intentionally left blank)

                                       VA B-2

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT B

                                                            All Subaccounts
                                                            ---------------

STATEMENT OF NET ASSETS
December 31, 2002

ASSETS:
   Investment securities - at market ($13,256,297)            $10,408,393
   Due from American International Life Assurance Company           6,355
                                                              -----------

      NET ASSETS                                              $10,414,748
                                                              ===========

STATEMENT OF OPERATIONS
Year Ended December 31, 2002

INVESTMENT INCOME:
   Dividends from mutual funds                                $   172,904

EXPENSES:
   Mortality and expense risk fees                                 90,033
                                                              -----------
      NET INVESTMENT INCOME                                        82,871
                                                              -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized  loss on investments                             (523,452)
   Capital gain distributions from mutual funds                    24,487
   Net unrealized depreciation of investments                  (1,640,357)
                                                              -----------
      Net Realized and Unrealized loss on investments          (2,139,322)
                                                              -----------

      Decrease in net assets resulting from operations        $(2,056,451)
                                                              ===========

STATEMENT OF CHANGES IN NET ASSETS                                  For the Years Ended December 31,
                                                                    --------------------------------
                                                                            2002         2001
                                                                        -----------  -----------
OPERATIONS:
   Net investment income                                                $    82,871  $   407,334
   Net realized loss on investments                                        (523,452)    (105,624)
   Capital gain distributions from mutual funds                              24,487           --
   Net unrealized depreciation of investments                            (1,640,357)  (1,105,991)
                                                                        -----------  -----------
      Decrease in net assets resulting from operations                   (2,056,451)    (804,281)
                                                                        -----------  -----------

PRINCIPAL TRANSACTIONS:
   Contract Deposit & Transfers                                           3,691,928    5,016,857
   Administrative charges                                                   (11,692)      (8,112)
   Cost of insurance                                                     (1,114,592)  (1,012,151)
   Policy Loans                                                             (85,477)    (134,594)
   Death Benefit                                                                 --       (1,040)
   Contract Withdrawals                                                    (279,027)    (190,139)
                                                                        -----------  -----------
      Increase in net assets resulting from principal transactions        2,201,140    3,670,821
                                                                        -----------  -----------
   Total increase in net assets                                         $   144,689  $ 2,866,540

NET ASSETS:
   Beginning of period                                                   10,270,059    7,403,519
                                                                        -----------  -----------
   End of period                                                        $10,414,748  $10,270,059
                                                                        ===========  ===========

See accompanying notes.

                                     VA B-3

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT B

                                                                                               Subaccounts
                                                                   -----------------------------------------------------------------
                                                                        AIM                     AllianceBernstein
                                                                      Capital         AIM          Real Estate     AllianceBernstein
                                                                   Appreciation  International      Investment       Utility Income
                                                                       Fund       Growth Fund     Portfolio (1)      Portfolio (2)
                                                                   ------------  -------------  -----------------  -----------------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
   Investment securities - at market                                 $ 70,674      $ 70,598          $1,703              $ 44
   Due from (to) American International Life Assurance Company             --           687            (103)              (11)
                                                                     --------      --------          ------              ----

      NET ASSETS                                                     $ 70,674      $ 71,285          $1,600              $ 33
                                                                     ========      ========          ======              ====

STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

INVESTMENT INCOME:
   Dividends from mutual funds                                       $     --      $    461          $   43              $  1

EXPENSES:
   Mortality and expense risk fees                                        765           673              10                 1
                                                                     --------      --------          ------              ----
      NET INVESTMENT INCOME (LOSS)                                       (765)         (212)             33                --
                                                                     --------      --------          ------              ----

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments                            (10,878)       (5,919)              1                (4)
   Capital gain distributions from mutual funds                            --            --              --                --
   Net unrealized appreciation (depreciation) of investments          (10,510)       (7,175)            (85)              (14)
                                                                     --------      --------          ------              ----
      Net Realized and Unrealized Gain (Loss) on investments          (21,388)      (13,094)            (84)              (18)
                                                                     --------      --------          ------              ----

      Increase (Decrease) in net assets resulting from operations    $(22,153)     $(13,306)         $  (51)             $(18)
                                                                     ========      ========          ======              ====

(1) Since inception date of March 2002.
(2) Since inception date of January 2002.

See accompanying notes.

                                     VA B-4

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT B

                                                                                         Subaccounts
                                                                   -------------------------------------------------------
                                                                     Alliance    Alliance      Alliance        Alliance
                                                                   Global Bond    Growth   Growth & Income  Premier Growth
                                                                    Portfolio   Portfolio     Porttfolio       Portfolio
                                                                   -----------  ---------  ---------------  --------------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
   Investment securities - at market                                  $1,603    $ 585,871     $ 576,706       $ 204,641
   Due from (to) American International Life Assurance Company           205          388           646             863
                                                                      ------    ---------     ---------       ---------

      NET ASSETS                                                      $1,808    $ 586,259     $ 577,352         205,504
                                                                      ======    =========     =========       =========

STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

INVESTMENT INCOME:
   Dividends from mutual funds                                        $   22    $      --     $   4,647       $      --

EXPENSES:
   Mortality and expense risk fees                                        10        6,519         6,471           2,452
                                                                      ------    ---------     ---------       ---------
      NET INVESTMENT INCOME (LOSS)                                        12       (6,519)       (1,824)         (2,452)
                                                                      ------    ---------     ---------       ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments                               164     (137,271)      (36,984)        (41,116)
   Capital gain distributions from mutual funds                                        --        23,885              --
   Net unrealized appreciation (depreciation) of investments              86     (106,651)     (181,289)        (60,149)
                                                                      ------    ---------     ---------       ---------
      Net Realized and Unrealized Gain (Loss) on investments             250     (243,922)     (194,388)       (101,265)
                                                                      ------    ---------     ---------       ---------

      Increase (Decrease) in net assets resulting from operations     $  262    $(250,441)    $(196,212)      $(103,717)
                                                                      ======    =========     =========       =========

See accompanying notes.

                                     VA B-5

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT B

                                                                                        Subaccounts
                                                                   -----------------------------------------------------
                                                                                                        American Century
                                                                   Alliance    Alliance     Alliance       VP Capital
                                                                    Quasar    Technology  Total Return    Appreciation
                                                                   Portfolio  Portfolio    Portfolio       Portfolio
                                                                   ---------  ----------  ------------  ----------------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
   Investment securities - at market                                $ 81,660   $ 171,470    $ 51,819         $1,341
   Due from (to) American International Life Assurance Company           841         734         483            231
                                                                    --------   ---------    --------         ------

      NET ASSETS                                                      82,501   $ 172,204    $ 52,302         $1,572
                                                                    --------   =========    ========         ======

STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

INVESTMENT INCOME:
   Dividends from mutual funds                                      $     --   $      --    $  2,812

EXPENSES:
   Mortality and expense risk fees                                     1,105       2,078         811             12
                                                                    --------   ---------    --------         ------
      NET INVESTMENT INCOME (LOSS)                                    (1,105)     (2,078)      2,001            (12)
                                                                    --------   ---------    --------         ------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments                              (866)    (39,198)    (12,521)             2
   Capital gain distributions from mutual funds                           --          --         489             --
   Net unrealized appreciation (depreciation) of investments         (35,247)    (85,708)     (4,982)          (364)
                                                                    --------   ---------    --------         ------
      Net Realized and Unrealized Gain (Loss) on investments         (36,113)   (124,906)    (17,014)          (362)
                                                                    --------   ---------    --------         ------

      Increase (Decrease) in net assets resulting from operations   $(37,218)  $(126,984)   $(15,013)        $ (374)
                                                                    ========   =========    ========         ======

See accompanying notes.

                                     VA B-6

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT B

                                                                                       Subaccounts
                                                                   ----------------------------------------------------
                                                                                        Anchor                 Anchor
                                                                   American Century    Capital      Anchor     Natural
                                                                      VP Income &    Appreciation   Growth    Resources
                                                                   Growth Portfolio   Portfolio    Portfolio  Portfolio
                                                                   ----------------  ------------  ---------  ---------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
   Investment securities - at market                                    $15,351         $ 5,154     $ 4,109     $1,795
   Due from (to) American International Life Assurance Company             (245)           (301)       (400)      (103)
                                                                        -------         -------     -------     ------

      NET ASSETS                                                        $15,106         $ 4,853     $ 3,709     $1,692
                                                                        =======         =======     =======     ======

STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

INVESTMENT INCOME:
   Dividends from mutual funds                                          $   161         $    --     $    17     $   15

EXPENSES:
   Mortality and expense risk fees                                          109              15           7         12
                                                                        -------         -------     -------     ------
      NET INVESTMENT INCOME (LOSS)                                           52             (15)         10          3
                                                                        -------         -------     -------     ------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments                                   13               4          (6)        15
   Capital gain distributions from mutual funds                              --              --          --         89
   Net unrealized appreciation (depreciation) of investments             (3,845)         (1,349)     (1,116)      (195)
                                                                        -------         -------     -------     ------
      Net Realized and Unrealized Gain (Loss) on investments             (3,832)         (1,345)     (1,122)       (91)
                                                                        -------         -------     -------     ------

      Increase (Decrease) in net assets resulting from operations       $(3,780)        $(1,360)    $(1,112)    $  (88)
                                                                        =======         =======     =======     ======

See accompanying notes.

                                     VA B-7

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT B

                                                                                         Subaccounts
                                                                   ------------------------------------------------------
                                                                       Dreyfus        Dreyfus      Fidelity       Fidelity
                                                                    Small Company   Stock Index  Asset Manager    Balanced
                                                                   Stock Portfolio     Fund        Portfolio     Portfolio
                                                                   ---------------  -----------  -------------  -----------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
   Investment securities - at market                                   $ 61,420      $ 788,821      $361,839     $4,849,343
   Due from (to) American International Life Assurance Company               15           (264)          496           (100)
                                                                       --------      ---------      --------     ----------

      NET ASSETS                                                       $ 61,435      $ 788,557      $362,335     $4,849,243
                                                                       ========      =========      ========     ==========

STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

INVESTMENT INCOME:
   Dividends from mutual funds                                         $    144      $  12,708      $ 13,617     $  106,721

EXPENSES:
   Mortality and expense risk fees                                          616          8,331         3,244         34,668
                                                                       --------      ---------      --------     ----------
      NET INVESTMENT INCOME (LOSS)                                         (472)        4,377        10,373         72,053
                                                                       --------      ---------      --------     ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments                                   28        (78,885)       (6,272)       (26,817)
   Capital gain distributions from mutual funds                              --             --            --
   Net unrealized appreciation (depreciation) of investments            (13,777)      (180,483)      (40,824)      (528,061)
                                                                       --------      ---------      --------     ----------
      Net Realized and Unrealized Gain (Loss) on investments            (13,749)      (259,368)      (47,096)      (554,878)
                                                                       --------      ---------      --------     ----------

      Increase (Decrease) in net assets resulting from operations      $(14,221)     $(254,991)     $(36,723)    $ (482,825)
                                                                       ========      =========      ========     ==========

See accompanying notes.

                                     VA B-8

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT B

                                                                                     Subaccounts
                                                                   -----------------------------------------------
                                                                                                         Fidelity
                                                                    Fidelity    Fidelity    Fidelity    Investment
                                                                   Contrafund    Growth    High Income  Grade Bond
                                                                    Portfolio   Portfolio   Portfolio    Portfolio
                                                                   ----------  ----------  -----------  ----------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
   Investment securities - at market                                $236,845    $ 970,370    $137,611     $87,807
   Due from (to) American International Life Assurance Company            --          425         854         845
                                                                    --------    ---------    --------     -------

      NET ASSETS                                                    $236,845    $ 970,795    $138,465     $88,652
                                                                    ========    =========    ========     =======

STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

INVESTMENT INCOME:
   Dividends from mutual funds                                      $  1,730    $   2,938    $ 12,168     $ 2,994

EXPENSES:
   Mortality and expense risk fees                                     2,063       10,465       1,052         713
                                                                    --------    ---------    --------     -------
      NET INVESTMENT INCOME (LOSS)                                      (333)      (7,527)     11,116       2,281
                                                                    --------    ---------    --------     -------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments                            (6,637)     (82,877)     (3,950)      1,685
   Capital gain distributions from mutual funds                           --           --          --          --
   Net unrealized appreciation (depreciation) of investments         (19,706)    (341,804)     (2,972)      3,433
                                                                    --------    ---------    --------     -------
      Net Realized and Unrealized Gain (Loss) on investments         (26,343)    (424,681)     (6,922)      5,118
                                                                    --------    ---------    --------     -------

      Increase (Decrease) in net assets resulting from operations   $(26,676)   $(432,208)   $  4,194     $ 7,399
                                                                    ========    =========    ========     =======

See accompanying notes.

                                     VA B-9

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT B

                                                                                      Subaccounts
                                                                   ------------------------------------------------
                                                                                              Franklin
                                                                                              Templeton
                                                                    Fidelity      Fidelity  Global Asset   JPMorgan
                                                                   Money Market   Overseas   Allocation      Bond
                                                                     Portfolio   Portfolio  Fund class 1  Portfolio
                                                                   ------------  ---------  ------------  ---------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
   Investment securities - at market                                 $250,996     $ 78,361     $1,820        $109
   Due from (to) American International Life Assurance Company           (388)         (78)       389          61
                                                                     --------     --------     ------        ----

      NET ASSETS                                                     $250,608     $ 78,283     $2,209        $170
                                                                     ========     ========     ======        ====

STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

INVESTMENT INCOME:
   Dividends from mutual funds                                       $  4,649     $  1,017     $   36        $  1

EXPENSES:
   Mortality and expense risk fees                                      2,463        1,112          3          (1)
                                                                     --------     --------     ------        ----
      NET INVESTMENT INCOME (LOSS)                                      2,186          (95)        33           2
                                                                     --------     --------     ------        ----

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments                                 --      (32,972)        (1)         --
   Capital gain distributions from mutual funds                            --           --         --          --
   Net unrealized appreciation (depreciation) of investments               --        2,152       (172)          8
                                                                     --------     --------     ------        ----
      Net Realized and Unrealized Gain (Loss) on investments               --      (30,820)      (173)          8
                                                                     --------     --------     ------        ----

      Increase (Decrease) in net assets resulting from operations    $  2,186     $(30,915)    $ (140)       $ 10
                                                                     ========     ========     =======       ====

See accompanying notes.

                                    VA B-10

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT B

                                                                                             Subaccounts
                                                                   ---------------------------------------------------------------
                                                                                                       Neuberger
                                                                       JPMorgan                        Berman AMT      Neuberger
                                                                   U.S. Disciplined  Morgan Stanley      Limited       Berman AMT
                                                                   Equity Portfolio   Money Market    Maturity Bond    Partners
                                                                         (1)          Portfolio         Portfolio    Portfolio (1)
                                                                   ----------------  --------------  --------------  -------------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
   Investment securities - at market                                     $236           $606,477         $1,393          $159
   Due from (to) American International Life Assurance Company            251                183           (335)          170
                                                                         ----           --------         ------          ----

      NET ASSETS                                                         $487           $606,660         $1,058          $329
                                                                         ====           ========         ======          ====


STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

INVESTMENT INCOME:
   Dividends from mutual funds                                           $ --           $  5,046         $   24          $  1

EXPENSES:
   Mortality and expense risk fees                                         (5)             3,157             10           (10)
                                                                         ----           --------         ------          ----
      NET INVESTMENT INCOME (LOSS)                                          5              1,889             14            11
                                                                         ----           --------         ------          ----

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments                                 (9)                --             (3)           (2)
   Capital gain distributions from mutual funds                            --                 --             --            --
   Net unrealized appreciation (depreciation) of investments              (74)                --             20           (51)
                                                                         ----           --------         ------          ----
      Net Realized and Unrealized Gain (Loss) on investments              (83)                --             17           (53)
                                                                         ----           --------         ------          ----

      Increase (Decrease) in net assets resulting from operations        $(78)          $  1,889         $   31          $(42)
                                                                         ====           ========         ======          ====

(1) Since inception date of January 2002.

See accompanying notes.

                                    VA B-11

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT B

                                                                                          Subaccounts
                                                                   ---------------------------------------------------------
                                                                   Oppenheimer    Oppenheimer    SunAmerica
                                                                      Global      Main Street    Aggressive     SunAmerica
                                                                    Securities  Growth & Income    Growth    Alliance Growth
                                                                     Fund/VA        Fund/VA       Portfolio     Portfolio
                                                                   -----------  ---------------  ----------  ---------------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
   Investment securities - at market                                 $11,152        $24,888         $ 76         $ 8,191
   Due from (to) American International Life Assurance Company          (852)          (609)          62             455
                                                                     -------        -------         ----         -------

      NET ASSETS                                                     $10,300        $24,279         $138         $ 8,646
                                                                     =======        =======         ====         =======

STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

INVESTMENT INCOME:
   Dividends from mutual funds                                       $    65        $   199         $ --         $    26

EXPENSES:
   Mortality and expense risk fees                                        (5)           166            4              97
                                                                     -------        -------         ----         -------
      NET INVESTMENT INCOME (LOSS)                                        70             33           (4)            (71)
                                                                     -------        -------         ----         -------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments                                17             25           --             (25)
   Capital gain distributions from mutual funds                           --             --           --              --
   Net unrealized appreciation (depreciation) of investments          (2,590)        (5,999)         (24)         (3,689)
                                                                     -------        -------         ----         -------
      Net Realized and Unrealized Gain (Loss) on investments          (2,573)        (5,974)         (24)         (3,714)
                                                                     -------        -------         ----         -------

      Increase (Decrease) in net assets resulting from operations    $(2,503)       $(5,941)        $(28)        $(3,785)
                                                                     =======        =======         ====         =======

See accompanying notes.

                                    VA B-12

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT B

                                                                                          Subaccounts
                                                                   --------------------------------------------------------
                                                                                                                 SunAmerica
                                                                    SunAmerica    SunAmerica      SunAmerica     SunAmerica
                                                                   Global Bond  Growth-Income     MFS Mid-Cap     Balanced
                                                                    Portfolio     Portfolio    Growth Portfolio   Portfolio
                                                                   -----------  -------------  ----------------  ----------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
   Investment securities - at market                                 $3,805        $17,294          $ 3,671        $1,809
   Due from (to) American International Life Assurance Company         (298)           339              (57)          392
                                                                     ------        -------          -------        ------

      NET ASSETS                                                     $3,507        $17,633          $ 3,614        $2,201
                                                                     ======        =======          =======        ======

STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

INVESTMENT INCOME:
   Dividends from mutual funds                                       $   87        $   169          $    --        $   51

EXPENSES:
   Mortality and expense risk fees                                       30            108               (8)           19
                                                                     ------        -------          -------        ------
      NET INVESTMENT INCOME (LOSS)                                       57             61                8            32
                                                                     ------        -------          -------        ------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments                               (4)             5              (53)          (11)
   Capital gain distributions from mutual funds                          24             --               --            --
   Net unrealized appreciation (depreciation) of investments            106         (4,558)          (1,000)         (372)
                                                                     ------        -------          -------        ------
      Net Realized and Unrealized Gain (Loss) on investments            126         (4,553)          (1,053)         (383)
                                                                     ------        -------          -------        ------

      Increase (Decrease) in net assets resulting from operations    $  183        $(4,492)         $(1,045)       $ (351)
                                                                     ======        =======          =======        ======

See accompanying notes.

                                    VA B-13

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT B

                                                                            Subaccounts
                                                                   ----------------------------
                                                                      Van Eck
                                                                     Worldwide       Van Eck
                                                                     Emerging    Worldwide Hard
                                                                   Markets Fund    Assets Fund
                                                                   ------------  --------------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
   Investment securities - at market                                  $29,649        $29,712
   Due from (to) American International Life Assurance Company             50            434
                                                                      -------        -------

      NET ASSETS                                                      $29,699        $30,146
                                                                      =======        =======

STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

INVESTMENT INCOME:
   Dividends from mutual funds                                        $    43        $   291

EXPENSES:
   Mortality and expense risk fees                                        309            382
                                                                      -------        -------
      NET INVESTMENT INCOME (LOSS)                                       (266)           (91)
                                                                      -------        -------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments                             (1,264)          (866)
   Capital gain distributions from mutual funds                            --             --
   Net unrealized appreciation (depreciation) of investments              252         (1,579)
                                                                      -------        -------
      Net Realized and Unrealized Gain (Loss) on investments           (1,012)        (2,445)
                                                                      -------        -------

      Increase (Decrease) in net assets resulting from operations     $(1,278)       $(2,536)
                                                                      =======        =======

See accompanying notes.

                                    VA B-14

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT B

                                                                                                   Subaccounts
                                                                               ---------------------------------------------------
                                                                                                              Alliance    Alliance
                                                                                                             Bernstein   Bernstein
                                                                                   AIM                      Real Estate   Utility
                                                                                  Capital         AIM        Investment   Income
                                                                               Appreciation  International   Portfolio   Portfolio
                                                                                   Fund       Growth Fund       (1)         (2)
                                                                               ------------  -------------  -----------  ---------
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2002

OPERATIONS:
   Net investment income (loss)                                                  $   (765)     $   (212)      $   33       $ --
   Net realized gain (loss) on investments                                        (10,878)       (5,919)           1         (4)
   Capital gain distributions from mutual funds                                                                   --         --
   Net unrealized appreciation (depreciation) of investments                      (10,510)       (7,175)         (85)       (14)
                                                                                 --------      --------       ------       ----
      Increase (decrease) in net assets resulting from operations                 (22,153)      (13,306)         (51)       (18)
                                                                                 --------      --------       ------       ----

PRINCIPAL TRANSACTIONS:
   Contract Deposit & Transfers                                                    22,572        24,191        1,785         97
   Administrative charges                                                              --            --           --         --
   Cost of insurance                                                              (17,062)      (10,174)        (134)       (46)
   Policy Loans                                                                      (639)         (230)          --         --
   Death Benefit                                                                       --            --           --         --
   Contract Withdrawals                                                            (1,396)       (7,627)          --         --
                                                                                 --------      --------       ------       ----
      Increase in net assets resulting from principal transactions                  3,475         6,160        1,651         51
                                                                                 --------      --------       ------       ----
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                        (18,678)       (7,146)       1,600         33

NET ASSETS:
   Beginning of period                                                             89,352        78,431           --         --
                                                                                 --------      --------       ------       ----
   End of period                                                                 $ 70,674      $ 71,285       $1,600       $ 33
                                                                                 ========      ========       ======       ====

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2001

OPERATIONS:
   Net investment income (loss)                                                  $  6,201      $  1,679       $   --       $ --
   Capital gain distributions from mutual funds                                     1,600        (1,932)          --         --
   Net unrealized appreciation (depreciation) of investments                      (30,461)      (20,995)          --         --
                                                                                 --------      --------       ------       ----
      Increase (decrease) in net assets resulting from operations                 (22,660)      (21,248)          --         --
                                                                                 --------      --------       ------       ----

PRINCIPAL TRANSACTIONS:
   Contract Deposit & Transfers                                                    45,649        32,141           --         --
   Administrative charges                                                              --            --           --         --
   Cost of insurance                                                              (16,112)       (9,979)          --         --
   Policy Loans                                                                    (1,850)       (1,440)          --         --
   Death Benefit                                                                       --                         --         --
   Contract Withdrawals                                                              (161)         (134)          --         --
                                                                                 --------      --------       ------       ----
      Increase (decrease) in net assets resulting from principal transactions      27,526        20,588           --         --
                                                                                 --------      --------       ------       ----
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                          4,866          (660)          --         --

NET ASSETS:
   Beginning of period                                                             84,486        79,091           --         --
                                                                                 --------      --------       ------       ----
   End of period                                                                 $ 89,352      $ 78,431       $   --       $ --
                                                                                 ========      ========       ======       ====

See accompanying notes.

                                    VA B-15

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT B

                                                                                                  Subaccounts
                                                                               ------------------------------------------------
                                                                                 Alliance                              Alliance
                                                                               Conservative    Alliance    Alliance    Growth &
                                                                                 Investors   Global Bond    Growth      Income
                                                                                 Portfolio    Portfolio   Portofolio  Portfolio
                                                                               ------------  -----------  ----------  ---------
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2002

OPERATIONS:
   Net investment income (loss)                                                  $     --      $   12     $  (6,519)  $  (1,824)
   Net realized gain (loss) on investments                                             --         164      (137,271)    (36,984)
   Capital gain distributions from mutual funds                                        --          --            --      23,885
   Net unrealized appreciation (depreciation) of investments                           --          86      (106,651)   (181,289)
                                                                                 --------      ------     ---------   ---------
      Increase (decrease) in net assets resulting from operations                      --         262      (250,441)   (196,212)
                                                                                 --------      ------     ---------   ---------

PRINCIPAL TRANSACTIONS:
   Contract Deposit & Transfers                                                        --         (70)      105,048      56,026
   Administrative charges                                                              --          --            --          --
   Cost of insurance                                                                   --        (289)      (91,726)    (66,581)
   Policy Loans                                                                        --          --       (14,381)    (10,277)
   Death Benefit                                                                       --          --            --          --
   Contract Withdrawals                                                                --          --       (24,758)    (17,926)
                                                                                 --------      ------     ---------   ---------
      Increase in net assets resulting from principal transactions                     --        (359)      (25,817)    (38,758)
                                                                                 --------      ------     ---------   ---------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                             --         (97)     (276,258)   (234,970)

NET ASSETS:
   Beginning of period                                                                 --       1,905       862,517     812,322
                                                                                 --------      ------     ---------   ---------
   End of period                                                                 $     --      $1,808     $ 586,259   $ 577,352
                                                                                 ========      ======     =========   =========

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2001

OPERATIONS:
   Net investment income (loss)                                                  $  3,632      $  (16)    $ 125,121   $  32,610
   Capital gain distributions from mutual funds                                    (4,818)         (1)      (39,104)      9,258
   Net unrealized appreciation (depreciation) of investments                        1,047          (7)     (334,367)    (47,958)
                                                                                 --------      ------     ---------   ---------
      Increase (decrease) in net assets resulting from operations                    (139)        (24)     (248,350)     (6,090)
                                                                                 --------      ------     ---------   ---------

PRINCIPAL TRANSACTIONS:
   Contract Deposit & Transfers                                                   (19,370)      2,171       267,444     152,648
   Administrative charges                                                              --          --            --          --
   Cost of insurance                                                                 (498)       (242)      (93,320)    (66,584)
   Policy Loans                                                                        --          --       (33,403)     (2,573)
   Death Benefit                                                                       --          --          (195)       (210)
   Contract Withdrawals                                                                --          --        (2,138)    (35,465)
                                                                                 --------      ------     ---------   ---------
      Increase (decrease) in net assets resulting from principal transactions     (19,868)      1,929       138,388      47,816
                                                                                 --------      ------     ---------   ---------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                        (20,007)      1,905      (109,962)     41,726

NET ASSETS:
   Beginning of period                                                             20,007          --       972,479     770,596
                                                                                 --------      ------     ---------   ---------
   End of period                                                                 $     --      $1,905     $ 862,517   $ 812,322
                                                                                 ========      ======     =========   =========

See accompanying notes.

                                    VA B-16

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT B

                                                                                               Subaccounts
                                                                               -------------------------------------------
                                                                                Alliance   Alliance
                                                                                 Growth    Premier    Alliance   Alliance
                                                                               Investors    Growth     Quasar   Technology
                                                                               Portfolio  Portfolio  Portfolio   Portfolio
                                                                               ---------  ---------  ---------  ----------
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2002

OPERATIONS:
   Net investment income (loss)                                                $     --   $  (2,452) $ (1,105)  $  (2,078)
   Net realized gain (loss) on investments                                           --     (41,116)     (866)    (39,198)
   Capital gain distributions from mutual funds                                      --          --        --          --
   Net unrealized appreciation (depreciation) of investments                         --     (60,149)  (35,247)    (85,708)
                                                                               --------   ---------  --------   ---------
      Increase (decrease) in net assets resulting from operations                    --    (103,717)  (37,218)   (126,984)
                                                                               --------   ---------  --------   ---------

PRINCIPAL TRANSACTIONS:
   Contract Deposit & Transfers                                                      --      38,162    18,861      64,899
   Administrative charges                                                            --          --        --          --
   Cost of insurance                                                                 --     (32,631)   (8,171)    (36,454)
   Policy Loans                                                                      --        (665)   (3,021)     (3,232)
   Death Benefit                                                                                 --        --          --
   Contract Withdrawals                                                              --      (5,421)     (886)    (21,051)
                                                                               --------   ---------  --------   ---------
      Increase in net assets resulting from principal transactions                   --        (555)    6,783       4,162
                                                                               --------   ---------  --------   ---------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                           --    (104,272)  (30,435)   (122,822)

NET ASSETS:
   Beginning of period                                                               --     309,776   112,936     295,026
                                                                               --------   ---------  --------   ---------
   End of period                                                               $     --   $ 205,504  $ 82,501   $ 172,204
                                                                               ========   =========  ========   =========

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2001

OPERATIONS:
   Net investment income (loss)                                                $ 25,699   $  12,287  $  2,732   $  21,563
   Capital gain distributions from mutual funds                                 (38,305)      2,578    (5,351)      9,738
   Net unrealized appreciation (depreciation) of investments                     10,583     (69,206)  (11,795)   (120,057)
                                                                               --------   ---------  --------   ---------
      Increase (decrease) in net assets resulting from operations                (2,023)    (54,341)  (14,414)    (88,756)
                                                                               --------   ---------  --------   ---------

PRINCIPAL TRANSACTIONS:
   Contract Deposit & Transfers                                                 (87,930)    112,540    43,444     115,219
   Administrative charges                                                            --          --        --          --
   Cost of insurance                                                               (509)    (32,190)  (10,894)    (45,807)
   Policy Loans                                                                      --     (22,671)   (2,177)    (14,225)
   Death Benefit                                                                     --        (206)       --        (221)
   Contract Withdrawals                                                              --        (934)     (154)    (12,312)
                                                                               --------   ---------  --------   ---------
      Increase (decrease) in net assets resulting from principal transactions   (88,439)     56,539    30,219      42,654
                                                                               --------   ---------  --------   ---------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                      (90,462)      2,198    15,805     (46,102)

NET ASSETS:
   Beginning of period                                                           90,462     307,578    97,131     341,128
                                                                               --------   ---------  --------   ---------
   End of period                                                               $     --   $ 309,776  $112,936   $ 295,026
                                                                               ========   =========  ========   =========

See accompanying notes.

                                    VA B-17

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT B

                                                                                                  Subaccounts
                                                                               -------------------------------------------------
                                                                                            American     American
                                                                                Alliance   Century VP   Century VP     Anchor
                                                                                 Total       Capital     Income &      Capital
                                                                                 Return   Appreciation    Growth    Appreciation
                                                                               Portfolio    Portfolio    Portfolio    Portfolio
                                                                               ---------  ------------  ----------  ------------
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2002

OPERATIONS:
   Net investment income (loss)                                                $  2,001      $  (12)     $    52      $   (15)
   Net realized gain (loss) on investments                                      (12,521)          2           13            4
   Capital gain distributions from mutual funds                                     489          --           --           --
   Net unrealized appreciation (depreciation) of investments                     (4,982)       (364)      (3,845)      (1,349)
                                                                               --------      ------      -------      -------
      Increase (decrease) in net assets resulting from operations               (15,013)       (374)      (3,780)      (1,360)
                                                                               --------      ------      -------      -------

PRINCIPAL TRANSACTIONS:
   Contract Deposit & Transfers                                                 (28,188)        405        3,266        6,039
   Administrative charges                                                            --          --           --           --
   Cost of insurance                                                             (5,961)       (233)      (1,376)      (1,105)
   Policy Loans                                                                    (953)         --           --           --
   Death Benefit                                                                     --          --           --
   Contract Withdrawals                                                          (2,276)         --           --           --
                                                                               --------      ------      -------      -------
      Increase in net assets resulting from principal transactions              (37,378)        172        1,890        4,934
                                                                               --------      ------      -------      -------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                      (52,391)       (202)      (1,890)       3,574

NET ASSETS:
   Beginning of period                                                          104,693       1,774       16,996        1,279
                                                                               --------      ------      -------      -------
   End of period                                                               $ 52,302      $1,572      $15,106      $ 4,853
                                                                               ========      ======      =======      =======

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2001

OPERATIONS:
   Net investment income (loss)                                                $  3,775      $   (2)     $   (22)     $    (1)
   Capital gain distributions from mutual funds                                     (46)          3          226           (3)
   Net unrealized appreciation (depreciation) of investments                     (3,214)         80          725           54
                                                                               --------      ------      -------      -------
      Increase (decrease) in net assets resulting from operations                   515          81          929           50
                                                                               --------      ------      -------      -------

PRINCIPAL TRANSACTIONS:
   Contract Deposit & Transfers                                                 115,162       1,744       16,486        1,444
   Administrative charges                                                            --          --           --           --
   Cost of insurance                                                             (7,129)        (51)        (419)        (215)
   Policy Loans                                                                    (187)         --           --           --
   Death Benefit                                                                     --          --           --           --
   Contract Withdrawals                                                          (3,668)         --           --           --
                                                                               --------      ------      -------      -------
      Increase (decrease) in net assets resulting from principal transactions   104,178       1,693       16,067        1,229
                                                                               --------      ------      -------      -------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                      104,693       1,774       16,996        1,279

NET ASSETS:
   Beginning of period                                                               --          --           --           --
                                                                               --------      ------      -------      -------
   End of period                                                               $104,693      $1,774      $16,996      $ 1,279
                                                                               ========      ======      =======      =======

See accompanying notes.

                                    VA B-18

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT B

                                                                                                   Subaccounts
                                                                               --------------------------------------------------
                                                                                           Anchor
                                                                                Anchor     Natural       Dreyfus       Dreyfus
                                                                                Growth    Resources   Small Company   Stock Index
                                                                               Portfolio  Portfolio  Stock Portfolio     Fund
                                                                               ---------  ---------  ---------------  -----------
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2002

OPERATIONS:
   Net investment income (loss)                                                 $    10    $    3        $   (472)    $     4,377
   Net realized gain (loss) on investments                                           (6)       15              28         (78,885)
   Capital gain distributions from mutual funds                                      --        89              --              --
   Net unrealized appreciation (depreciation) of investments                     (1,116)     (195)        (13,777)       (180,483)
                                                                                -------    ------        --------     -----------
      Increase (decrease) in net assets resulting from operations                (1,112)      (88)        (14,221)       (254,991)
                                                                                -------    ------        --------     -----------

PRINCIPAL TRANSACTIONS:
   Contract Deposit & Transfers                                                   4,318     1,622          33,276         195,688
   Administrative charges                                                            --        --              --              --
   Cost of insurance                                                               (758)     (333)        (12,521)       (106,492)
   Policy Loans                                                                      --        --            (606)        (19,751)
   Death Benefit                                                                                               --              --
   Contract Withdrawals                                                              --        --              --         (62,159)
                                                                                -------    ------        --------     -----------
      Increase in net assets resulting from principal transactions                3,560     1,289          20,149           7,286
                                                                                -------    ------        --------     -----------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                        2,448     1,201           5,928        (247,705)

NET ASSETS:
      Beginning of period                                                         1,261       491          55,507       1,036,262
                                                                                -------    ------        --------     -----------
      End of period                                                             $ 3,709    $1,692        $ 61,435     $   788,557
                                                                                =======    ======        ========     ===========

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2001

OPERATIONS:
   Net investment income (loss)                                                 $    94    $    2        $   (417)    $     7,559
   Capital gain distributions from mutual funds                                    (126)       (7)          1,861           2,541
   Net unrealized appreciation (depreciation) of investments                          5        19          (2,793)       (156,397)
                                                                                -------    ------        --------     -----------
      Increase (decrease) in net assets resulting from operations                   (27)       14          (1,349)       (146,297)
                                                                                -------    ------        --------     -----------

PRINCIPAL TRANSACTIONS:
   Contract Deposit & Transfers                                                   1,604       571          15,699         267,105
   Administrative charges                                                            --        --                              --
   Cost of insurance                                                               (316)      (94)         (8,925)       (105,066)
   Policy Loans                                                                      --        --          (1,623)        (33,750)
   Death Benefit                                                                     --        --              --              --
   Contract Withdrawals                                                              --        --              --         (22,356)
                                                                                -------    ------        --------     -----------
      Increase (decrease) in net assets resulting from principal transactions     1,288       477           5,151         105,933
                                                                                -------    ------        --------     -----------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                        1,261       491           3,802         (40,364)

NET ASSETS:
   Beginning of period                                                               --        --          51,705       1,076,626
                                                                                -------    ------        --------     -----------
   End of period                                                                $ 1,261    $  491        $ 55,507     $ 1,036,262
                                                                                =======    ======        ========     ===========

See accompanying notes.

                                    VA B-19

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT B

                                                                                                 Subaccounts
                                                                               -------------------------------------------------
                                                                                 Fidelity      Fidelity    Fidelity    Fidelity
                                                                               Asset Manager   Balanced   Contrafund    Growth
                                                                                 Portfolio    Portfolio   Portfolio   Portfolio
                                                                               -------------  ----------  ----------  ----------
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2002

OPERATIONS:
   Net investment income (loss)                                                   $ 10,373    $   72,053   $   (333)  $   (7,527)
   Net realized gain (loss) on investments                                          (6,272)      (26,817)    (6,637)     (82,877)
   Capital gain distributions from mutual funds                                         --            --         --           --
   Net unrealized appreciation (depreciation) of investments                       (40,824)     (528,061)   (19,706)    (341,804)
                                                                                  --------    ----------   --------   ----------
      Increase (decrease) in net assets resulting from operations                  (36,723)     (482,825)   (26,676)    (432,208)
                                                                                  --------    ----------   --------   ----------

PRINCIPAL TRANSACTIONS:
   Contract Deposit & Transfers                                                     78,198     1,958,900    101,335      189,277
   Administrative charges                                                               --        (9,890)        --           --
   Cost of insurance                                                               (39,506)     (407,624)   (36,313)    (107,198)
   Policy Loans                                                                     (3,185)           --        145      (21,270)
   Death Benefit                                                                        --                       --           --
   Contract Withdrawals                                                             (8,138)           --    (21,007)     (46,959)
                                                                                  --------    ----------   --------   ----------
      Increase in net assets resulting from principal transactions                  27,369     1,541,386     44,160       13,850
                                                                                  --------    ----------   --------   ----------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                          (9,354)    1,058,561     17,484     (418,358)

NET ASSETS:
   Beginning of period                                                             371,689     3,790,682    219,361    1,389,153
                                                                                  --------    ----------   --------   ----------
   End of period                                                                  $362,335    $4,849,243   $236,845   $  970,795
                                                                                  ========    ==========   ========   ==========

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2001

OPERATIONS:
   Net investment income (loss)                                                   $ 17,171    $  (21,692)  $  4,431   $   87,897
   Capital gain distributions from mutual funds                                     (8,201)        9,965        617       (5,569)
   Net unrealized appreciation (depreciation) of investments                       (27,275)      166,477    (29,025)    (378,408)
                                                                                  --------    ----------   --------   ----------
      Increase (decrease) in net assets resulting from operations                  (18,305)      154,750    (23,977)    (296,080)
                                                                                  --------    ----------   --------   ----------

PRINCIPAL TRANSACTIONS:
   Contract Deposit & Transfers                                                     75,136     3,930,422     94,499      335,150
   Administrative charges                                                               --        (6,492)        --           --
   Cost of insurance                                                               (38,445)     (287,998)   (29,965)    (117,169)
   Policy Loans                                                                     (5,355)           --       (899)     (13,829)
   Death Benefit                                                                        --            --         --         (208)
   Contract Withdrawals                                                            (10,114)           --       (835)     (50,095)
                                                                                  --------    ----------   --------   ----------
      Increase (decrease) in net assets resulting from principal transactions       21,222     3,635,932     62,800      153,849
                                                                                  --------    ----------   --------   ----------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                           2,917     3,790,682     38,823     (142,231)

NET ASSETS:
   Beginning of period                                                             368,772            --    180,538    1,531,384
                                                                                  --------    ----------   --------   ----------
   End of period                                                                  $371,689    $3,790,682   $219,361   $1,389,153
                                                                                  ========    ==========   ========   ==========

See accompanying notes.

                                    VA B-20

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT B

                                                                                                 Subaccounts
                                                                               ------------------------------------------------
                                                                                             Fidelity
                                                                                 Fidelity   Investment    Fidelity    Fidelity
                                                                               High Income  Grade Bond  Money Market  Overseas
                                                                                Portfolio    Portfolio    Portfolio   Portfolio
                                                                               -----------  ----------  ------------  ---------
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2002

OPERATIONS:
   Net investment income (loss)                                                  $ 11,116    $  2,281     $  2,186     $    (95)
   Net realized gain (loss) on investments                                         (3,950)      1,685           --      (32,972)
   Capital gain distributions from mutual funds                                        --          --           --           --
   Net unrealized appreciation (depreciation) of investments                       (2,972)      3,433           --        2,152
                                                                                 --------    --------     --------     --------
      Increase (decrease) in net assets resulting from operations                   4,194       7,399        2,186      (30,915)
                                                                                 --------    --------     --------     --------

PRINCIPAL TRANSACTIONS:
   Contract Deposit & Transfers                                                    35,226      42,409       39,968      (14,775)
   Administrative charges                                                              --          --           --           --
   Cost of insurance                                                              (11,328)     (8,614)     (37,605)     (12,160)
   Policy Loans                                                                    (1,763)       (889)      (1,229)      (1,910)
   Death Benefit                                                                       --          --           --           --
   Contract Withdrawals                                                            (5,049)    (17,818)     (28,521)      (4,048)
                                                                                 --------    --------     --------     --------
      Increase in net assets resulting from principal transactions                 17,086      15,088      (27,387)     (32,893)
                                                                                 --------    --------     --------     --------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                         21,280      22,487      (25,201)     (63,808)

NET ASSETS:
   Beginning of period                                                            117,185      66,165      275,809      142,091
                                                                                 --------    --------     --------     --------
   End of period                                                                 $138,465    $ 88,652     $250,608     $ 78,283
                                                                                 ========    ========     ========     ========

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2001

OPERATIONS:
   Net investment income (loss)                                                  $ 13,929    $  2,193     $  8,524     $ 21,590
   Capital gain distributions from mutual funds                                   (29,926)         (3)          --      (13,637)
   Net unrealized appreciation (depreciation) of investments                           69       1,919           --      (49,782)
                                                                                 --------    --------     --------     --------
      Increase (decrease) in net assets resulting from operations                 (15,928)      4,109        8,524      (41,829)
                                                                                 --------    --------     --------     --------

PRINCIPAL TRANSACTIONS:
   Contract Deposit & Transfers                                                    40,831      18,025       36,969       20,969
   Administrative charges                                                              --          --           --           --
   Cost of insurance                                                              (11,116)     (5,547)     (28,769)     (13,286)
   Policy Loans                                                                     9,111          --       (1,636)       5,176
   Death Benefit                                                                       --          --           --           --
   Contract Withdrawals                                                           (28,017)         --       (1,603)     (21,899)
                                                                                 --------    --------     --------     --------
      Increase (decrease) in net assets resulting from principal transactions      10,809      12,478        4,961       (9,040)
                                                                                 --------    --------     --------     --------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                         (5,119)     16,587       13,485      (50,869)

NET ASSETS:
   Beginning of period                                                            122,304      49,578      262,324      192,960
                                                                                 --------    --------     --------     --------
   End of period                                                                 $117,185    $ 66,165     $275,809     $142,091
                                                                                 ========    ========     ========     ========

See accompanying notes.

                                    VA B-21

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT B

                                                                                                  Subaccounts
                                                                               ----------------------------------------------------
                                                                                Franklin
                                                                               Templeton
                                                                                 Global                 JPMorgan
                                                                                 Asset                    U.S.
                                                                               Allocation  JPMorgan    Disciplined   Morgan Stanley
                                                                                  Fund-      Bond        Equity       Money Market
                                                                                 Class 1   Portfolio  Portfolio (1)     Portfolio
                                                                               ----------  ---------  -------------  --------------
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2002

OPERATIONS:
   Net investment income (loss)                                                  $   33       $  2        $   5        $   1,889
   Net realized gain (loss) on investments                                           (1)                     (9)              --
   Capital gain distributions from mutual funds                                      --         --           --               --
   Net unrealized appreciation (depreciation) of investments                       (172)         8          (74)              --
                                                                                 ------       ----        -----        ---------
      Increase (decrease) in net assets resulting from operations                  (140)        10          (78)           1,889
                                                                                 ------       ----        -----        ---------

PRINCIPAL TRANSACTIONS:
   Contract Deposit & Transfers                                                   2,575        143          881          649,205
   Administrative charges                                                            --         --           --           (1,802)
   Cost of insurance                                                               (615)       (51)        (316)         (42,632)
   Policy Loans                                                                      --         --           --               --
   Death Benefit                                                                     --         --           --               --
   Contract Withdrawals                                                              --         --           --               --
                                                                                 ------       ----        -----        ---------
      Increase in net assets resulting from principal transactions                1,960         92          565          604,771
                                                                                 ------       ----        -----        ---------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                        1,820        102          487          606,660

NET ASSETS:
   Beginning of period                                                              389         68           --               --
                                                                                 ------       ----        -----        ---------
   End of period                                                                 $2,209       $170        $ 487        $ 606,660
                                                                                 ======       ====        =====        =========

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2001

OPERATIONS:
   Net investment income (loss)                                                  $   (1)      $  3        $  --        $  30,871
   Capital gain distributions from mutual funds                                     (10)        --           --               --
   Net unrealized appreciation (depreciation) of investments                        (12)        (2)          --               --
                                                                                 ------       ----        -----        ---------
      Increase (decrease) in net assets resulting from operations                   (23)         1           --           30,871
                                                                                 ------       ----        -----        ---------

PRINCIPAL TRANSACTIONS:
   Contract Deposit & Transfers                                                     564         91           --         (697,901)
   Administrative charges                                                            --         --           --           (1,620)
   Cost of insurance                                                               (152)       (24)          --          (73,697)
   Policy Loans                                                                                 --           --               --
   Death Benefit                                                                     --         --           --               --
   Contract Withdrawals                                                              --         --           --               --
                                                                                 ------       ----        -----        ---------
      Increase (decrease) in net assets resulting from principal transactions       412         67           --         (773,218)
                                                                                 ------       ----        -----        ---------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                          389         68           --         (742,347)

NET ASSETS:
   Beginning of period                                                               --         --           --          742,347
                                                                                 ------       ----        -----        ---------
   End of period                                                                 $  389       $ 68        $  --        $      --
                                                                                 ======       ====        =====        =========

See accompanying notes.

                                    VA B-22

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT B

                                                                                                      Subaccounts
                                                                               ---------------------------------------------------
                                                                                 Neuberger    Neuberger                Oppenheimer
                                                                                  Berman      Berman AMT  Oppenheimer  Main Street
                                                                                AMT Limited    Partners     Global      Growth &
                                                                               Maturity Bond  Portfolio   Securities     Income
                                                                                 Portfolio       (1)       Fund/VA       Fund/VA
                                                                               -------------  ----------  -----------  -----------
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2002

OPERATIONS:
   Net investment income (loss)                                                   $   14        $  11       $    70      $    33
   Net realized gain (loss) on investments                                            (3)          (2)           17           25
   Capital gain distributions from mutual funds                                       --           --            --           --
   Net unrealized appreciation (depreciation) of investments                          20          (51)       (2,590)      (5,999)
                                                                                  ------        -----       -------      -------
      Increase (decrease) in net assets resulting from operations                     31          (42)       (2,503)      (5,941)
                                                                                  ------        -----       -------      -------

PRINCIPAL TRANSACTIONS:
   Contract Deposit & Transfers                                                    1,167          587        14,341       10,331
   Administrative charges                                                             --           --            --           --
   Cost of insurance                                                                (765)        (216)       (1,965)      (2,549)
   Policy Loans                                                                       --           --            --           --
   Death Benefit                                                                      --           --            --           --
   Contract Withdrawals                                                               --           --            --           --
                                                                                  ------        -----       -------      -------
      Increase in net assets resulting from principal transactions                   402          371        12,376        7,782
                                                                                  ------        -----       -------      -------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                           433          329         9,873        1,841

NET ASSETS:
   Beginning of period                                                               625           --           427       22,438
                                                                                  ------        -----       -------      -------
   End of period                                                                  $1,058        $ 329       $10,300      $24,279
                                                                                  ======        =====       =======      =======

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2001

OPERATIONS:
   Net investment income (loss)                                                   $   (2)       $  --       $    --      $   (37)
   Capital gain distributions from mutual funds                                        3           --             3         (103)
   Net unrealized appreciation (depreciation) of investments                          10           --            23          792
                                                                                  ------        -----       -------      -------
      Increase (decrease) in net assets resulting from operations                     11           --            26          652
                                                                                  ------        -----       -------      -------

PRINCIPAL TRANSACTIONS:
   Contract Deposit & Transfers                                                      866           --           473       22,377
   Administrative charges                                                             --           --            --           --
   Cost of insurance                                                                (252)                       (72)        (591)
   Policy Loans                                                                       --           --            --           --
   Death Benefit                                                                      --           --            --           --
   Contract Withdrawals                                                               --           --            --           --
                                                                                  ------        -----       -------      -------
      Increase (decrease) in net assets resulting from principal transactions        614           --           401       21,786
                                                                                  ------        -----       -------      -------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                           625           --           427       22,438

NET ASSETS:
   Beginning of period                                                                --           --            --           --
                                                                                  ------        -----       -------      -------
   End of period                                                                  $  625        $  --       $   427      $22,438
                                                                                  ======        =====       =======      =======

See accompanying notes.

                                    VA B-23

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT B

                                                                                                   Subaccounts
                                                                               -------------------------------------------------
                                                                               SunAmerica  SunAmerica  SunAmerica
                                                                               Aggressive   Alliance     Global     SunAmerica
                                                                                Growth       Growth       Bond     Growth-Income
                                                                               Portfolio   Portfolio   Portfolio     Portfolio
                                                                               ----------  ----------  ----------  -------------
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2002

OPERATIONS:
   Net investment income (loss)                                                   $ (4)     $   (71)     $   57       $    61
   Net realized gain (loss) on investments                                          --          (25)         (4)            5
   Capital gain distributions from mutual funds                                     --           --          24            --
   Net unrealized appreciation (depreciation) of investments                       (24)      (3,689)        106        (4,558)
                                                                                  ----      -------      ------       -------
      Increase (decrease) in net assets resulting from operations                  (28)      (3,785)        183        (4,492)
                                                                                  ----      -------      ------       -------

PRINCIPAL TRANSACTIONS:
   Contract Deposit & Transfers                                                    143        3,062       3,058         8,517
   Administrative charges                                                           --           --          --            --
   Cost of insurance                                                               (44)      (1,489)       (624)       (3,264)
   Policy Loans                                                                     --           --          --            --
   Death Benefit                                                                    --                                     --
   Contract Withdrawals                                                             --           --          --            --
                                                                                  ----      -------      ------       -------
      Increase in net assets resulting from principal transactions                  99        1,573       2,434         5,253
                                                                                  ----      -------      ------       -------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                          71       (2,212)      2,617           761

NET ASSETS:
   Beginning of period                                                              67       10,858         890        16,872
                                                                                  ----      -------      ------       -------
   End of period                                                                  $138      $ 8,646      $3,507       $17,633
                                                                                  ====      =======      ======       =======

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2001

OPERATIONS:
   Net investment income (loss)                                                   $ 11      $   (13)     $   25       $    55
   Capital gain distributions from mutual funds                                     --          329          (8)          207
   Net unrealized appreciation (depreciation) of investments                       (13)         326         (16)          533
                                                                                  ----      -------      ------       -------
      Increase (decrease) in net assets resulting from operations                   (2)         642           1           795
                                                                                  ----      -------      ------       -------

PRINCIPAL TRANSACTIONS:
   Contract Deposit & Transfers                                                     91       10,380       1,062        16,510
   Administrative charges                                                           --           --          --            --
   Cost of insurance                                                               (22)        (164)       (173)         (433)
   Policy Loans                                                                                  --          --            --
   Death Benefit                                                                    --           --          --            --
   Contract Withdrawals                                                             --           --          --            --
                                                                                  ----      -------      ------       -------
      Increase (decrease) in net assets resulting from principal transactions       69       10,216         889        16,077
                                                                                  ----      -------      ------       -------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                          67       10,858         890        16,872

NET ASSETS:
   Beginning of period                                                              --           --          --            --
                                                                                  ----      -------      ------       -------
   End of period                                                                  $ 67      $10,858      $  890       $16,872
                                                                                  ====      =======      ======       =======

See accompanying notes.

                                    VA B-24

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT B

                                                                                                  Subaccounts
                                                                               --------------------------------------------------
                                                                                SunAmeric   SunAmerica    Van Eck       Van Eck
                                                                               MFS Mid-Cap  SunAmerica   Worldwide     Worldwide
                                                                                 Growth      Balanced    Emerging        Hard
                                                                                Portfolio    Portfolio  Markets Fund  Assets Fund
                                                                               -----------  ----------  ------------  -----------
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2002

OPERATIONS:
   Net investment income (loss)                                                  $     8      $   32       $  (266)     $   (91)
   Net realized gain (loss) on investments                                           (53)        (11)       (1,264)        (866)
   Capital gain distributions from mutual funds                                       --          --            --           --
   Net unrealized appreciation (depreciation) of investments                      (1,000)       (372)          252       (1,579)
                                                                                 -------      ------       -------      -------
      Increase (decrease) in net assets resulting from operations                 (1,045)       (351)       (1,278)      (2,536)
                                                                                 -------      ------       -------      -------

PRINCIPAL TRANSACTIONS:
   Contract Deposit & Transfers                                                    5,609         769         8,132        4,873
   Administrative charges                                                             --          --            --           --
   Cost of insurance                                                              (1,019)       (591)       (3,029)      (3,028)
   Policy Loans                                                                       --          --          (432)      (1,189)
   Death Benefit                                                                                                --           -
   Contract Withdrawals                                                               --          --        (1,411)      (2,576)
                                                                                 -------      ------       -------      -------
      Increase in net assets resulting from principal transactions                 4,590         178         3,260       (1,920)
                                                                                 -------      ------       -------      -------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                         3,545        (173)        1,982       (4,456)

NET ASSETS:
   Beginning of period                                                                69       2,374        27,717       34,602
                                                                                 -------      ------       -------      -------
   End of period                                                                 $ 3,614      $2,201       $29,699      $30,146
                                                                                 =======      ======       =======      =======

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2001

OPERATIONS:
   Net investment income (loss)                                                  $     8      $   25       $  (205)     $    55
   Capital gain distributions from mutual funds                                       --         (11)        1,508        1,100
   Net unrealized appreciation (depreciation) of investments                          (8)        (29)         (785)      (6,048)
                                                                                 -------      ------       -------      -------
      Increase (decrease) in net assets resulting from operations                     --         (15)          518       (4,893)
                                                                                 -------      ------       -------      -------

PRINCIPAL TRANSACTIONS:
   Contract Deposit & Transfers                                                       91       2,575        13,524       10,382
   Administrative charges                                                             --          --            --           --
   Cost of insurance                                                                 (22)       (186)       (2,940)      (2,778)
   Policy Loans                                                                       --          --        (8,420)      (4,843)
   Death Benefit                                                                      --          --            --           --
   Contract Withdrawals                                                               --          --          (163)         (91)
                                                                                 -------      ------       -------      -------
      Increase (decrease) in net assets resulting from principal transactions         69       2,389         2,001        2,670
                                                                                 -------      ------       -------      -------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                            69       2,374         2,519       (2,223)

NET ASSETS:
   Beginning of period                                                                --          --        25,198       36,825
                                                                                 -------      ------       -------      -------
   End of period                                                                 $    69      $2,374       $27,717      $34,602
                                                                                 =======      ======       =======      =======

See accompanying notes.

                                    VA B-25

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT B

                          NOTES TO FINANCIAL STATEMENTS

A. History

Variable Account B (the "Account") is a separate investment account established under the provisions of New York Insurance Law by American International Life Assurance Company of New York (the "Company"), a wholly-owned subsidiary of American International Group, Inc. The Account operates as a unit investment trust registered under the Investment Company Act of 1940, as amended, and supports the operations of the Company's individual and group flexible premium variable universal life insurance policies (the "policies"). The following products are offered by the Account: Vision, Gallery Life, Executive Advantage, Polaris Life, and Gemstone Life.

The Account invests in shares of AIM Variable Insurance Fund ("AIM Fund"), Alliance Variable Products Series Fund, Inc. ("Alliance Fund"), American Century Variable Portfolios, Inc. ("American Century Fund"), Anchor Series Trust ("Anchor Trust"), Berger Institutional Products Trust ("Berger IPT Trust"), Credit Suisse Trust ("Credit Suisse Trust"), Dreyfus Variable Investment Fund ("Dreyfus Fund"), Fidelity Variable Insurance Products Fund ("Fidelity Fund"), Franklin Templeton Variable Insurance Products Trust ("Franklin Templeton Trust"), Goldman Sachs Variable Insurance Trust ("Goldman Sachs Trust"), J.P. Morgan Series Trust II ("J.P. Morgan Fund"), The Universal Institutional Funds, Inc. ("The UIF Fund"), Neuberger Berman Advisors Management Trust ("Neuberger Berman AMT Trust"), Oppenheimer Variable Account Funds ("Oppenheimer Fund"), PIMCO Variable Insurance Trust ("PIMCO Trust"), SunAmerica Series Trust ("SunAmerica"), and Van Eck Worldwide Insurance Trust ("Van Eck Trust"). The assets in the policies may be invested in the following subaccounts:

AIM Fund:                                                                Fidelity Fund:
   Capital Appreciation Fund                                                Asset Manager Portfolio
   International Growth Fund                                                Balanced Portfolio
                                                                            Contrafund Portfolio
Alliance Fund:                                                              Growth Portfolio
   AllianceBernstein Real Estate Investment Portfolio *                     High Income Portfolio
   AllianceBernstein Utility Income Portfolio *                             Index 500 Portfolio
   Americas Government Income Portfolio                                     Investment Grade Bond Portfolio
   Global Bond Portfolio                                                    Money Market Portfolio
   Global Dollar Government Portfolio                                       Overseas Portfolio
   Growth Portfolio
   Growth & Income Portfolio                                             Franklin Templeton Trust:
   High Yield Portfolio                                                     Developing Markets Securities Fund - class 2
   International Portfolio                                                  Foreign Securities Fund - class 2
   Money Market Portfolio                                                   Global Asset Allocation Fund- class 1
   Premier Growth Portfolio                                                 Growth Securities Fund - class 2
   Quasar Portfolio
   Technology Portfolio                                                  Goldman Sachs Trust:
   Total Return Portfolio                                                   CORE/SM/ Large Cap Growth Fund
   U.S. Government/High Grade Securities Portfolio                          CORE/SM/ U.S. Equity Fund
   Worldwide Privatization Portfolio                                        Global Income Fund
                                                                            International Equity Fund
American Century Fund:
   VP Capital Appreciation Fund                                          J.P. Morgan Fund:
   VP Income & Growth Fund                                                  Bond Portfolio
   VP International Fund                                                    U.S. Disciplined Equity Portfolio

Anchor Trust:                                                            Neuberger Berman AMT Trust:
   Capital Appreciation Portfolio                                           AMT Limited Maturity Bond Portfolio
   Government and Quality Bond Portfolio                                    AMT Partners Portfolio
   Growth Portfolio
   Natural Resources Portfolio                                           Oppenheimer Fund:
                                                                            Global Securities Fund/VA
Berger IPT Trust:                                                           Main Street Growth & Income Fund/VA
   New Generation Fund
   Small Company Growth Fund                                             PIMCO Trust:
                                                                            Long-Term U.S. Government Portfolio
Credit Suisse Trust:                                                        Total Return Portfolio
   Emerging Growth Portfolio
   Emerging Markets Portfolio                                            SunAmerica:
   Global Post-Venture Capital Portfolio                                    Aggressive Growth Portfolio
   International Focus Portfolio                                            Alliance Growth Portfolio
   Large Cap Value Portfolio                                                Asset Allocation Portfolio
   Small Cap Growth Portfolio                                               Blue Chip Growth Portfolio
                                                                            Cash Management Portfolio
Dreyfus Fund:                                                               Corporate Bond Portfolio
   Small Company Stock Portfolio                                            Davis Venture Value Portfolio
   Stock Index Portfolio                                                    "Dogs" of Wall Street Portfolio

                                    VA B-26

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT B

                    NOTES TO FINANCIAL STATEMENTS (continued)

SunAmerica (Cont.)                                                       SunAmerica (Cont.)
   Emerging Markets Portfolio                                               Small Company Value Portfolio
   Equity Income Portfolio                                                  SunAmerica Balanced Portfolio
   Equity Index Portfolio                                                   Technology Portfolio
   Federated Value Portfolio                                                Telecom Utility Portfolio
   Global Bond Portfolio                                                    Worldwide High Income Portfolio
   Global Equities Portfolio
   Goldman Sachs Research Portfolio                                      The UIF Fund:
   Growth-Income Portfolio                                                  Core Plus Fixed Income Portfolio
   Growth Opportunities Portfolio                                           Emerging Markets Equity Portfolio
   High-Yield Bond Portfolio                                                High Yield Portfolio
   International Diversified Equities Portfolio                             Mid Cap Growth Portfolio
   International Growth and Income Portfolio                                Mid Cap Value Portfolio
   Marsico Growth Portfolio                                                 Money Market Portfolio
   MFS Growth and Income Portfolio                                          Technology Portfolio
   MFS Mid-Cap Growth Portfolio
   MFS Total Return Portfolio                                            Van Eck Trust:
   Putnam Growth Portfolio                                                  Worldwide Emerging Markets Fund
   Real Estate Portfolio                                                    Worldwide Hard Assets Fund

* On 10/26/01 the Alliance Real Estate Investment Portfolio merged with the Bernstein Real Estate Investment Portfolio. The Alliance Utility Income Portfolio merged with the Bernstein Utility Income Portfolio.

The Account commenced operations on May 4, 1995.

The assets of the Account are the property of the Company. The portion of the Account's assets applicable to the policies are not chargeable with the liabilities arising out of any other business conducted by the Company.

In addition to the Account, policy owners may also allocate funds to the Guaranteed Account, which is part of the Company's general account. Amounts allocated to the Guaranteed Account are credited with a guaranteed rate of interest for a selected period. Because of exemptive and exclusionary provisions, interests in the Guaranteed Account have not been registered under the Securities Act of 1933, and the Guaranteed Account has not been registered as an investment company under the Investment Company Act of 1940.

B. Summary of Significant Accounting Policies and Basis of Presentation

The following is a summary of significant accounting policies followed by the Account in preparation of the financial statements in conformity with generally accepted accounting principles. For the purpose of comparison in the current year financials, certain line items in 2002 have been presented differently than in the 2001 Statement of Operations and Statement of Changes in Net Assets. Mutual funds distributions are presented on a separate line item in 2002 not aggregated in the Dividends line as in 2001. Daily administrative charges were presented on a separate line in 2001 and are aggregated in the Mortality and expense risk fee line in 2002.

A. Investment Valuation - The investments in the respective funds and trusts are stated at market value, which is the net asset value of each of the respective series as determined by the fund at the close of business on the last business day of the period.

B. Accounting for Investments - Investment transactions are accounted for on the date the investments are purchased or sold. Dividend income is recorded on the ex-dividend date.

C. Federal Income Taxes - The Company is taxed under federal law as a life insurance company. The Account is part of the Company's total operations and is not taxed separately. Under existing federal law, no taxes are payable on investment income and realized capital gains of the Account.

D. The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported values of assets and liabilities and the reported amounts from operations and policy transactions. Actual results could differ from those estimates.

E. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

C. Contract Charges

Vision and Gallery Life Products

There are charges and deductions for which the Company will deduct from each policy. The deductions from each premium payment are a sales charge of 5% plus the state specific premium taxes.

                                    VA B-27

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT B

                    NOTES TO FINANCIAL STATEMENTS (continued)

Daily charges for mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and are equivalent, on an annual basis, to .90% of the account value of the policies. This charge may be decreased to not less than .50% in policy years eleven and greater.

On the policies' issue date and each monthly anniversary, the following deductions are made from the policies' account value:
     (a)  administrative charges
     (b)  insurance charges
     (c)  supplemental benefit charges
     (d)  acquisition and underwriting charges

A transfer charge of $25.00 will be assessed for each transfer in excess of twelve each policy year.

If the policy is surrendered during the first fourteen policy years, the Company will deduct a surrender charge based on a percentage of first year premium. A pro rata surrender charge will be deducted for any partial surrender. An administrative charge upon partial surrender will be equal to the lessor of $25.00 or 2% of the amount surrendered.

Executive Advantage Product
There are charges and deductions for which the Company will deduct from each policy. The deductions from each premium payment will consist of state & local premium taxes, federal tax, and sales charge based upon the insured's place of residence.

Daily charges for mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and are equivalent, on an annual basis, from .50% and not to exceed 1.00% of the account value of the policies.

On the policies' issue date and each monthly anniversary, the following deductions are made from the policies' account value:
     (a)  administrative charges
     (b)  insurance charges
     (c)  supplemental benefit charges
     (d)  acquisition and underwriting charges

A transfer charge of $25.00 will be assessed for each transfer in excess of twelve each policy year.

If the policy is surrendered during the first fourteen policy years, the Company will deduct a surrender charge based on a percentage of first year premium. A pro rata surrender charge will be deducted for any partial surrender. An administrative charge upon partial surrender will be equal to the lessor of $25.00 or 2% of the amount surrendered.

Gemstone Life Product
There are charges and deductions for which the Company will deduct from each policy. Currently, the deduction is 5% of each premium payment up to the target premium amount and 2% of any premium paid in excess of the target premium amount for policy years 1-10. Beginning in policy year 11, we currently charge 3% of each premium payment up to the target premium amount and 2% of any premium paid in excess of the target premium amount. The maximum that will be charged is 8% of the premium payment.

Daily charges for mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and are currently equivalent, on an annual basis, to .75% of the account value of the policies with a maximum of .90%. This charge may be decreased to not less than .35% in policy years eleven and greater. The maximum is guaranteed not to exceed an annual rate of ..90%.

On the policies' issue date and each monthly anniversary, the following deductions are made from the policies' account value:
     (a) administrative charges
     (b) insurance charges
     (c) supplemental benefit charges or riders
     (d) acquisition and underwriting charges (first five policy years)

A transfer charge of $25.00 will be assessed for each transfer in excess of twelve each policy year.

If the policy is surrendered during the first ten policy years or ten policy years following a Face Amount increase, the Company will deduct a surrender charge based on the initial Face Amount or the increase in Face Amount. A surrender charge will also be deducted for a partial withdrawal or a decrease in Face Amount.

For a partial withdrawal or a Face Amount Decrease, the surrender charge is equal to the applicable surrender charge multiplied by a fraction (equal to the amount of partial withdrawal plus any administrative charge, if applicable, divided by the Net Cash Surrender Value immediately prior to the partial withdraw). An administrative charge upon partial surrender may be equal to the lessor of $25.00 or 2% of the amount surrendered.

Polaris Life Product
There are charges and deductions for which the Company will deduct from each policy. The current deductions from each premium payment are a sales charge of 5% for the first ten policy years, which will reduce to 3% in policy years eleven and greater. The maximum that will be charged is 8% of the premium payment.

Daily charges for mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and are currently equivalent, on an annual basis, to .75% of the account value of the policies with a maximum of .90%. This charge may be decreased to not less than .25% in policy years eleven and greater. The maximum is guaranteed not to exceed an annual rate of ..90%.

                                    VA B-28

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT B

                    NOTES TO FINANCIAL STATEMENTS (continued)

On the policies' issue date and each monthly anniversary, the following deductions are made from the policies' account value:
     (a)  administrative charges
     (b)  insurance charges
     (e)  supplemental benefit charges or riders
     (f)  acquisition and underwriting charges (first five policy years)

A transfer charge of $25.00 will be assessed for each transfer in excess of twelve each policy year.

If the policy is surrendered during the first ten policy years or ten policy years following a Face Amount increase, the Company will deduct a surrender charge based on the initial Face Amount or the increase in Face Amount. A surrender charge will also be deducted for a partial withdrawal or a decrease in Face Amount.

For a partial withdrawal or a Face Amount Decrease, the surrender charge is equal to the applicable surrender charge multiplied by a fraction (equal to the amount of partial withdrawal plus any administrative charge, if applicable, divided by the Net Cash Surrender Value immediately prior to the partial withdraw). An administrative charge upon partial surrender may be equal to the lessor of $25.00 or 2% of the amount surrendered.

                                    VA B-29

VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note D - Security Purchases and Sales - Continued

For the year ended December 31, 2002, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                             Cost of    Proceeds
                     Subaccounts                            Purchases  from Sales
---------------------------------------------------------  ----------  ----------
AIM Capital Appreciation Fund                              $   28,081  $   25,360
AIM International Growth Fund                                  18,745      13,484
AllianceBernstein Real Estate Investment Portfolio              1,828          42
AllianceBernstein Utility Income Portfolio                         97          36
Alliance Global Bond Portfolio                                  2,317       2,868
Alliance Growth Portfolio                                     117,448     150,173
Alliance Growth & Income Portfolio                            100,231     117,574
Alliance Premier Growth Portfolio                              55,532      59,401
Alliance Quasar Portfolio                                      10,872       6,035
Alliance Technology Portfolio                                  42,087      40,737
Alliance Total Return Portfolio                                27,974      63,344
American Century VP Capital Appreciation Portfolio                 --          72
American Century VP Income & Growth Portfolio                   2,765         578
Anchor Capital Appreciation Portfolio                           5,729         509
Anchor Growth Portfolio                                         4,335         365
Anchor Natural Resource Portfolio                               1,615         130
Dreyfus Small Company Stock Portfolio                          26,370       6,707
Dreyfus Stock Index Fund                                      210,066     198,139
Fidelity Asset Manager Portfolio                               59,948      22,703
Fidelity Balanced Portfolio                                 2,162,940     549,402
Fidelity Contrafund Portfolio                                  75,700      31,873
Fidelity Growth Portfolio                                     161,775     155,864
Fidelity High Income Portfolio                                 34,546       7,198
Fidelity Investment Grade Bond Portfolio                       40,901      24,378
Fidelity Money Market Portfolio                                97,362     122,175
Fidelity Overseas Portfolio                                    10,088      42,997
Franklin Templeton Global Asset Allocation Fund - class 1       1,843         239
JPMorgan Bond Portfolio                                            33          --
JPMorgan U.S. Disciplined Equity Portfolio                        502         183
Morgan Stanley Money Market Portfolio                         678,966      72,489
Neuberger Berman AMT Limited Maturity Bond Portfolio            1,064         313
Neuberger Berman AMT Partners Portfolio                           336         124
Oppenheimer Global Securities Fund/VA                          13,953         656
Oppenheimer Main Street Growth & Income Fund/VA                 9,341         917
SunAmerica Aggressive Growth Portfolio                             33          --
SunAmerica Alliance Growth Portfolio                            1,518         471
SunAmerica Global Bond Portfolio                                3,059         245
SunAmerica Growth-Income Portfolio                              5,916         941
SunAmerica MFS Mid-Cap Growth Portfolio                         5,003         349
SunAmerica SunAmerica Balanced  Portfolio                          51         235
Van Eck Worldwide Emerging Markets Fund                         8,525       5,581
Van Eck Worldwide Hard Assets Fund                              5,199       7,642

Total                                                      $4,034,694  $1,732,529
                                                           ==========  ==========

                                    VA B-30

VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note E - Invesments

The following is a summary of fund shares owned as of December 31, 2002.

                                                                                    Value of                  Unrealized
                                                                        Net Asset   Shares at    Cost of     Appreciation/
                Subaccounts                                   Shares      Value      Market    Shares Held  (Depreciation)
---------------------------------------------------------  -----------  ---------  ----------  -----------  --------------
AIM Capital Appreciation Fund                                4,301.526   $16.43    $   70,674   $  106,666    $ (35,992)
AIM International Growth Fund                                5,652.377    12.49        70,598      108,575      (37,977)
AllianceBernstein Real Estate Investment Portfolio             147.790    11.52         1,703        1,788          (85)
AllianceBernstein Utility Income Portfolio                       3.383    12.86            44           57          (13)
Alliance Global Bond Portfolio                                 126.921    12.63         1,603        1,524           79
Alliance Growth Portfolio                                   49,608.065    11.81       585,871    1,123,031     (537,160)
Alliance Growth & Income Portfolio                          34,699.517    16.62       576,706      748,196     (171,490)
Alliance Premier Growth Porfolio                            11,727.288    17.45       204,641      339,845     (135,204)
Alliance Quasar Portfolio                                   11,956.118     6.83        81,660      129,083      (47,423)
Alliance Technology Portfolio                               17,061.738    10.05       171,470      383,202     (211,732)
Alliance Total Return Portfolio                              3,386.837    15.30        51,819       60,015       (8,196)
American Century VP Capital Appreciation Portfolio             226.855     5.91         1,341        1,625         (284)
American Century VP Income & Growth Portfolio                2,974.919     5.16        15,351       18,471       (3,120)
Anchor Capital Appreciation Portfolio                          225.048    22.90         5,154        6,449       (1,295)
Anchor Growth Portfolio                                        212.409    19.35         4,109        5,221       (1,112)
Anchor Natural Resource Portfolio                               99.899    17.97         1,795        1,971         (176)
Dreyfus Small Company Stock Portfolio                        4,310.179    14.25        61,420       71,187       (9,767)
Dreyfus Stock Index Fund                                    35,105.534    22.47       788,821    1,115,049     (326,228)
Fidelity Asset Manager Portfolio                            28,379.550    12.75       361,839      457,878      (96,039)
Fidelity Balanced Portfolio                                398,794.603    12.16     4,849,343    5,210,926     (361,583)
Fidelity Contrafund Portfolio                               13,085.360    18.10       236,845      290,204      (53,359)
Fidelity Growth Portfolio                                   41,398.043    23.44       970,370    1,658,110     (687,740)
Fidelity High Income Portfolio                              23,205.928     5.93       137,611      185,403      (47,792)
Fidelity Investment Grade Bond Portfolio                     6,409.281    13.70        87,807       79,903        7,904
Fidelity Money Market Portfolio                            250,996.070     1.00       250,996      250,996           --
Fidelity Overseas Portfolio                                  7,136.724    10.98        78,361      135,262      (56,901)
Franklin Templeton Global Asset Allocation Fund - class 1      124.733    14.59         1,820        2,004         (184)
JPMorgan Bond Portfolio                                          8.667    12.54           109          103            6
JPMorgan U.S. Disciplined Equity Portfolio                      23.988     9.84           236          310          (74)
Morgan Stanley Money Market Portfolio                      606,477.310     1.00       606,477      606,477           --
Neuberger Berman AMT Limited Maturity Bond Portfolio           103.189    13.50         1,393        1,364           29
Neuberger Berman AMT Partners Portfolio                         13.944    11.40           159          210          (51)
Oppenheimer Global Securities Fund/VA                          630.053    17.70        11,152       13,719       (2,567)
Oppenheimer Main Street Growth & Income Fund/VA              1,624.539    15.32        24,888       30,094       (5,206)
SunAmerica Aggressive Growth Portfolio                          11.223     6.79            76          113          (37)
SunAmerica Alliance Growth Portfolio                           586.073    13.98         8,191       11,554       (3,363)
SunAmerica Global Bond Portfolio                               348.971    10.90         3,805        3,715           90
SunAmerica Growth-Income Portfolio                             997.849    17.33        17,294       21,320       (4,026)

                                    VA B-31

VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note E - Invesments

The following is a summary of fund shares owned as of December 31, 2002.

                                                                                   Value of                  Unrealized
                                                                      Net Asset    Shares at    Cost of     Appreciation/
                Subaccounts                                  Shares     Value       Market    Shares Held  (Depreciation)
---------------------------------------------------------  ---------  ---------  -----------  -----------  --------------
SunAmerica MFS Mid-Cap Growth Portfolio                      633.893     5.79          3,671        4,679        (1,008)
SunAmerica SunAmerica Balanced Portfolio                     152.857    11.83          1,809        2,209          (400)
Van Eck Worldwide Emerging Markets Fund                    3,757.835     7.89         29,649       36,834        (7,185)
Van Eck Worldwide Hard Assets Fund                         2,884.654    10.30         29,712       30,955        (1,243)

Total                                                                            $10,408,393  $13,256,297   $(2,847,904)
                                                                                 ===========  ===========   ===========

                                    VA B-32

VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units

Summary of Changes in Units for the Year Ended December 31, 2002

CONTRACTS IN ACCUMULATION PERIOD:

                                                                   Subaccounts
                                     ------------------------------------------------------------------------
                                         AIM           AIM                                         Alliance
                                       Capital       Capital          AIM              AIM         Bernstein
                                     Appreciation  Appreciation   Internationa1   Internationa1   Real Estate
                                        Fund/1/       Fund/3/    Growth Fund/1/  Growth Fund/3/  Portfolio/3/
                                     ------------  ------------  --------------  --------------  ------------
Units, at the Beginning of the Year    7,840.327      397.965       7,966.616        15.401             --
Units Purchased                        3,063.266      812.173       2,797.212       132.603        152.755
Units Withdrawn                       (1,930.717)    (296.986)     (2,068.856)      (29.213)       (11.611)
Units Transferred between Funds       (1,333.794)     284.717        (130.792)       11.992             --
                                      ----------    ---------      ----------       -------        -------
Units, at the End of the Year          7,639.082    1,197.869       8,564.180       130.783        141.144
                                      ==========    =========      ==========       =======        =======

                                        Alliance                                   Alliance
                                       Bernstein       Alliance      Alliance      Growth &       Alliance
                                     Utility Income   Global Bond     Growth        Income     Premier Growth
                                      Portfolio/3/   Portfolio/3/  Portfolio/1/  Portfolio/1/   Portfolio/1/
                                     --------------  ------------  ------------  ------------  --------------
Units, at the Beginning of the Year          --        185.260      48,410.368    34,129.942     22,482.011
Units Purchased                              --         57.669      13,143.851     5,328.878      7,389.938
Units Withdrawn                          11.953        (26.399)     (9,121.574)   (4,756.675)    (3,582.010)
Units Transferred between Funds          (6.513)       (64.786)     (6,268.838)   (3,300.380)    (5,140.943)
                                         ------        -------      ----------    ----------     ----------
Units, at the End of the Year             5.440        151.744      46,163.807    31,401.765     21,148.996
                                         ======        =======      ==========    ==========     ==========

                                        Alliance       Alliance      Alliance      Alliance      Alliance
                                     Premier Growth     Quasar      Techno1ogy    Techno1ogy   Total Return
                                     Portfoliio/3/   Portfolio/1/  Portfolio/1/  Portfolio/3/  Portfolio/3/
                                     --------------  ------------  ------------  ------------  ------------
Units, at the Beginning of the Year      976.790      10,539.258    16,526.448     115.374       9,900.660
Units Purchased                        1,004.194       2,264.218     6,586.957     114.243         771.529
Units Withdrawn                         (203.701)     (1,333.093)   (4,878.148)    (40.126)       (923.307)
Units Transferred between Funds            2.330         (84.430)   (1,572.862)      1.161      (4,167.239)
                                       ---------      ----------    ----------     -------      ----------
Units, at the End of the Year          1,779.613      11,385.953    16,662.395     190.652       5,581.643
                                       =========      ==========    ==========     =======      ==========

Footnote /1/ are funds under the Vision product.
Footnote /2/ are funds under the Executive Advantage product.
Footnote /3/ are funds under the Gemstone Life product.

                                    VA B-33

VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units

Summary of Changes in Units for the Year Ended December 31, 2002

CONTRACTS IN ACCUMULATION PERIOD:

                                                                 Subaccounts
                                     --------------------------------------------------------------------
                                       American      American
                                      Century VP    Century VP      Anchor                       Anchor
                                       Capital       Income &       Capital       Anchor        Natural
                                     Appreciation     Growth     Appreciation     Growth       Resources
                                     Portfolio/3/  Portfolio/3/  Portfolio/3/  Portfolio/3/  Portfolio/3/
                                     ------------  ------------  ------------  ------------  ------------
Units, at the Beginning of the Year    201.589      1,837.344       143.740      133.832        54.586
Units Purchased                         57.591        361.962       709.212      466.839       155.066
Units Withdrawn                        (30.818)      (168.810)     (144.813)     (91.186)      (34.675)
Units Transferred between Funds             --         10.151         2.299           --            --
                                       -------      ---------      --------      -------       -------
Units, at the End of the Year          228.362      2,040.647       710.438      509.485       174.977
                                       =======      =========      ========      =======       =======

                                        Dreyfus        Dreyfus
                                     Small Company  Small Company    Dreyfus      Dreyfus      Fidelity
                                         Stock          Stock      Stock Index  Stock Index  Asset Manager
                                     Portfolio/1/   Portfolio/3/     Fund/1/      Fund/3/    Portfolio/1/
                                     -------------  -------------  -----------  -----------  -------------
Units, at the Beginning of the Year    4,995.784            --      54,823.491     857.482    23,801.246
Units Purchased                        1,720.271       597.443      12,849.379   5,147.330     4,983.537
Units Withdrawn                       (1,179.539)     (155.822)    (11,369.549)   (910.142)   (3,501.661)
Units Transferred between Funds          807.105       242.116      (4,192.715)     66.903       336.615
                                      ----------      --------     -----------   ---------    ----------
Units, at the End of the Year          6,343.621       683.737      52,110.606   5,161.573    25,619.737
                                      ==========      ========     ===========   =========    ==========

                                        Fidelity       Fidelity      Fidelity      Fidelity      Fidelity
                                     Assest Manager    Balanced     Contrafund    Contrafund      Growth
                                     Portfolio/3/    Portfolio/2/  Portfolio/1/  Portfolio/3/  Portfolio/1/
                                     --------------  ------------  ------------  ------------  -------------
Units, at the Beginning of the Year      63.389      355,903.341    15,808.413    1,709.916     76,052.157
Units Purchased                         136.358      188,673.779     5,546.002      872.780     17,004.600
Units Withdrawn                         (81.836)     (42,064.427)   (4,465.231)    (341.022)   (12,031.709)
Units Transferred between Funds              --           16.280     1,928.651       52.628     (4,722.330)
                                        -------      -----------    ----------    ---------    -----------
Units, at the End of the Year           117.911      502,528.973    18,817.835    2,294.302     76,302.718
                                        =======      ===========    ==========    =========    ===========

Footnote /1/ are funds under the Vision product.
Footnote /2/ are funds under the Executive Advantage product.
Footnote /3/ are funds under the Gemstone Life product.

                                    VA B-34

VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units

Summary of Changes in Units for the Year Ended December 31, 2002

CONTRACTS IN ACCUMULATION PERIOD:

                                                                 Subaccounts
                                     --------------------------------------------------------------------
                                                                                 Fidelity      Fidelity
                                       Fidelity      Fidelity      Fidelity     Investment    Investment
                                        Growth     High Income   High Income    Grade Bond    Grade Bond
                                     Portfolio/3/  Portfolio/1/  Portfolio/3/  Portfolio/1/  Portfolio/3/
                                     ------------  ------------  ------------  ------------  ------------
Units, at the Beginning of the Year      549.929    12,212.564      742.939      4,556.192      235.206
Units Purchased                          859.126     3,088.912           --      1,129.197      309.578
Units Withdrawn                         (238.003)   (2,000.616)     (58.496)    (1,861.322)     (55.130)
Units Transferred between Funds          256.955       943.223           --      1,606.929           --
                                       ---------    ----------      -------      ---------      -------
Units, at the End of the Year          1,428.007    14,244.083      684.443      5,430.996      489.654
                                       =========    ==========      =======      =========      =======

                                                                                   Franklin
                                                                                  Templeton
                                       Fidelity      Fidelity      Fidelity     Global Assets     JPMorgan
                                     Money Market  Money Market    Overseas    Allocation Fund      Bond
                                     Portfolio/1/  Portfolio/3/  Portfolio/1/     class 1/3/    Portfolio/3/
                                     ------------  ------------  ------------  ---------------  ------------
Units, at the Beginning of the Year   20,242.210     1,264.081    11,401.150         42.401         6.590
Units Purchased                        6,566.849     1,922.645     1,820.915        278.955        13.333
Units Withdrawn                       (4,573.610)     (754.894)   (1,626.347)       (68.551)       (4.752)
Units Transferred between Funds       (4,117.374)   (1,125.727)   (3,645.230)            --            --
                                      ----------    ----------    ----------        -------        ------
Units, at the End of the Year         18,118.075     1,306.105     7,950.488        252.805        15.171
                                      ==========    ==========    ==========        =======        ======

                                                                      Neuberger
                                     JPMorgan U.S.                     Berman        Neuberger   Oppenheimer
                                      Disciplined   Morgan Stanley  AMT Limited       Berman       Global
                                        Equity       Money Market   Maturity Bond  AMT Partners  Securities
                                     Portfolio/3/    Portfolio/2/   Portfolio/3/   Portfolio/3/  Fund VA/3/
                                     -------------  --------------  -------------  ------------  -----------
Units, at the Beginning of the Year           --              --        60.102             --        44.985
Units Purchased                          109.658      63,039.895       109.503         69.065     1,591.549
Units Withdrawn                            3.349      (4,292.164)      (72.185)       (25.839)     (234.423)
Units Transferred between Funds          (41.354)        (16.083)           --          2.095         2.149
                                         -------      ----------       -------        -------     ---------
Units, at the End of the Year             71.653      58,731.648        97.420         45.321     1,404.260
                                         =======      ==========       =======        =======     =========

Footnote /1/ are funds under the Vision product.
Footnote /2/ are funds under the Executive Advantage product.
Footnote /3/ are funds under the Gemstone Life product.

                                    VA B-35

VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units

Summary of Changes in Units for the Year Ended December 31, 2002

CONTRACTS IN ACCUMULATION PERIOD:

                                                                Subaccounts
                                     --------------------------------------------------------------------
                                     Oppenheimer
                                     Main Street   SunAmerica    SunAmerica
                                      Growth &     Aggressive     Alliance     SunAmerica    SunAmerica
                                       income        Growth        Growth      Global Bond  Growth-Income
                                     Fund VA/3/   Portfolio/3/  Portfolio/3/  Portfolio/3/  Portfolio/3/
                                     -----------  ------------  ------------  ------------  -------------
Units, at the Beginning of the Year   2,411.364       8.382       1,181.166       87.257      1,885.319
Units Purchased                       1,107.985      21.356         369.006      300.353        996.756
Units Withdrawn                        (302.885)     (6.619)       (201.832)     (60.461)      (416.134)
Units Transferred between Funds          20.954          --          30.695           --         51.607
                                      ---------      ------       ---------      -------      ---------
Units, at the End of the Year         3,237.418      23.119       1,379.035      327.149      2,517.548
                                      =========      ======       =========      =======      =========

                                      SunAmerica    SunAmerica      Van Eck
                                     MFS Mid-Cap    SunAmerica      Worldwide       Van Eck
                                       Growth        Balanced       Emerging     Worldwide Hard
                                     Portfolio/3/  Portfolio/3/  Market Fund/1/  Assets Fund/1/
                                     ------------  ------------  --------------  --------------
Units, at the Beginning of the Year       8.618       256.908       4,105.555       3,794.597
Units Purchased                         736.693        96.536       1,169.161       1,049.915
Units Withdrawn                        (198.067)      (70.558)       (699.255)       (767.694)
Units Transferred between Funds         314.765            --          (3.908)       (643.694)
                                       --------       -------       ---------       ---------
Units, at the End of the Year           862.009       282.886       4,571.553       3,433.124
                                       ========       =======       =========       =========

Footnote /1/ are funds under the Vision product.
Footnote /2/ are funds under the Executive Advantage product.
Footnote /3/ are funds under the Gemstone Life product.

                                    VA B-36

VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights

     A summary of unit values outstanding for contracts' variable accounts and the investment income ratios, expense ratios(excluding expenses of the underlying divisions) and total return for the year ended December 31, 2002, are as follows:

                                                                Unit                Investment   Expense    Total
                    Subaccounts                      Units     Value   Net Assets  Income Ratio   Ratio   Return (a)
-------------------------------------------  ----  ----------  ------  ----------  ------------  -------  ----------
/1/ AIM Capital Appreciation Fund
                                             2002   7,639.082  $ 8.21   $ 62,680       0.00%      0.90%     -25.03%
                                             2001   7,840.327   10.95     85,814       7.81%      0.90%     -23.97%
/3/ AIM Capital Appreciation Fund
                                             2002   1,197.869    6.67      7,994       0.00%      0.75%     -24.92%
                                             2001     397.965    8.89      3,537       7.78%      0.75%     -11.11%
/1/ AIM International Growth Fund
                                             2002   8,564.180    8.21     70,342       0.61%      0.90%     -16.43%
                                             2001   7,966.616    9.83     78,299       3.01%      0.90%     -24.22%
/3/ AIM International Growth Fund
                                             2002     130.783    7.21        943       1.13%      0.75%     -16.30%
                                             2001      15.401    8.61        133       0.00%      0.75%     -13.89%
/3/ AllianceBernstein Real Estate Portfolio
                                             2002     141.144   11.33      1,600       5.41%      0.75%       0.00%
/3/ Alliance Global Bond Portfolio
                                             2002     151.744   11.92      1,808       1.18%      0.75%      15.87%
                                             2001     185.260   10.28      1,905       0.00%      0.75%      -1.17%
/1/ Alliance Growth Portfolio
                                             2002  46,163.807   12.70    586,259       0.00%      0.90%     -28.72%
                                             2001  48,410.378   17.82    862,517      14.49%      0.90%     -24.16%
/1/ Alliance Growth & Income Portfolio
                                             2002  31,401.765   18.39    577,352       0.67%      0.90%     -22.75%
                                             2001  34,129.942   23.80    812,322       5.05%      0.90%      -0.55%
/1/ Alliance Premier Growth Portfolio
                                             2002  21,148.996    9.21    194,749       0.00%      0.90%     -31.27%
                                             2001  22,482.011   13.40    301,200       4.89%      0.90%     -17.95%
/3/ Alliance Premier Growth Portfolio
                                             2002   1,779.613    6.04     10,755       0.00%      0.75%     -31.16%
                                             2001     976.790    8.78      8,575       0.00%      0.75%     -12.21%
/1/ Alliance Quasar Portfolio
                                             2002  11,385.953    7.25     82,501       0.00%      0.90%     -32.38%
                                             2001  10,539.258   10.72    112,936       3.45%      0.90%     -13.54%
/1/ Alliance Technology Portfolio
                                             2002  16,662.395   10.28    171,274       0.00%      0.90%     -42.23%
                                             2001  16,526.448   17.79    294,053       7.63%      0.90%     -25.91%
/3/ Alliance Technology Portfolio
                                             2002     190.652    4.88        930       0.00%      0.75%     -42.14%
                                             2001     115.374    8.43        973       0.00%      0.75%     -15.69%
/3/ Alliance Total Return Portfolio
                                             2002   5,581.643    9.37     52,302       3.58%      0.75%     -11.39%
                                             2001   9,900.660   10.57    104,693       4.38%      0.75%       1.35%
/3/ Alliance Utility Income Portfolio
                                             2002       5.440    6.12         33       5.15%      0.75%       0.00%

Footnote /1/ are funds under the Vision product. Expenses as a percent of net assets are .90% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
Footnote /2/ are funds under the Executive Advantage product. Expenses as a percent of net assets are .50% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges. Footnote /3/ are funds under the Gemstone Life product. Expenses as a percent of net assets are .75% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(a) Total Return % is calculated by taking the change in unit value from year end 2001 to 2002 divided by the year end 2001 unit value, unless the fund opened in 2002, in which the return is not calculated

                                    VA B-37

VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of unit values outstanding for contracts' variable accounts and the investment income ratios, expense ratios(excluding expenses of the underlying divisions) and total return for the year ended December 31, 2002, are as follows:

                                                                       Unit                Investment   Expense     Total
                    Subaccounts                             Units      Value  Net Assets  Income Ratio   Ratio    Return (a)
-------------------------------------------------  ----  -----------  ------  ----------  ------------  -------  -----------
/3/ American Century VP Capital Appreciation Fund
                                                   2002      228.362  $ 6.88  $    1,572      0.00%      0.75%     -21.79%
                                                   2001      201.589    8.80       1,774      0.00%      0.75%     -11.98%
/3/ American Century VP Income & Growth Fund
                                                   2002    2,040.647    7.40      15,106      1.00%      0.75%     -19.97%
                                                   2001    1,837.344    9.25      16,996      0.00%      0.75%      -7.50%
/3/ Anchor Capital Appreciation Portfolio
                                                   2002      710.438    6.83       4,853      0.00%      0.75%     -23.23%
                                                   2001      143.740    8.90       1,279      0.00%      0.75%     -11.01%
/3/ Anchor Growth Portfolio
                                                   2002      509.485    7.28       3,709      0.70%      0.75%     -22.75%
                                                   2001      133.832    9.42       1,261      7.60%      0.75%      -5.76%
/3/ Anchor Natural Resources Portfolio
                                                   2002      174.977    9.67       1,692      2.69%      0.75%       7.54%
                                                   2001       54.586    9.00         491      0.49%      0.75%     -10.05%
/1/ Dreyfus Small Company Stock Portfolio
                                                   2002    6,343.621    8.84      56,082      0.24%      0.90%     -20.43%
                                                   2001    4,995.784   11.11      55,507      0.06%      0.90%      -2.42%
/3/ Dreyfus Small Company Stock Portfolio
                                                   2002      683.737    7.83       5,353      0.43%      0.75%       0.00%
/1/ Dreyfus Stock Index Fund
                                                   2002   52,110.606   14.43     752,111      1.37%      0.90%     -23.06%
                                                   2001   54,823.491   18.76   1,028,405      1.60%      0.90%     -12.97%
/3/ Dreyfus Stock Index Fund
                                                   2002    5,161.573    7.06      36,446      2.42%      0.75%     -22.94%
                                                   2001      857.482    9.16       7,857      0.78%      0.75%      -8.37%
/1/ Fidelity Asset Manager Portfolio
                                                   2002   25,619.737   14.10     361,292      3.71%      0.90%      -9.55%
                                                   2001   23,801.246   15.59     371,071      5.55%      0.90%      -4.95%
/3/ Fidelity Asset Manager Portfolio
                                                   2002      117.911    8.84       1,043      4.72%      0.75%      -9.41%
                                                   2001       63.389    9.76         619      0.00%      0.75%      -2.37%
/2/ Fidelity Balanced Portfolio
                                                   2002  502,528.973    9.65   4,849,243      2.47%      0.50%      -9.40%
                                                   2001  355,903.341   10.65   3,790,682      0.00%      0.50%       6.51%
/1/ Fidelity Contrafund Portfolio
                                                   2002   18,817.835   11.53     217,059      0.75%      0.90%     -10.16%
                                                   2001   15,808.413   12.84     202,971      3.18%      0.90%     -13.04%
/3/ Fidelity Contrafund Portfolio
                                                   2002    2,294.302    8.62      19,786      0.80%      0.75%     -10.03%
                                                   2001    1,709.916    9.59      16,390      0.00%      0.75%      -4.15%
/1/ Fidelity Growth Portfolio
                                                   2002   76,302.718   12.61     962,015      0.25%      0.90%     -30.73%
                                                   2001   76,052.157   18.20   1,384,279      6.90%      0.90%     -18.39%

Footnote /1/ are funds under the Vision product. Expenses as a percent of net assets are .90% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
Footnote /2/ are funds under the Executive Advantage product. Expenses as a percent of net assets are .50% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges. Footnote /3/ are funds under the Gemstone Life product. Expenses as a percent of net assets are .75% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(a) Total Return % is calculated by taking the change in unit value from year end 2001 to 2002 divided by the year end 2001 unit value, unless the fund opened in 2002, in which the return is not calculated

                                    VA B-38

VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of unit values outstanding for contracts' variable accounts and the investment income ratios, expense ratios(excluding expenses of the underlying divisions) and total return for the year ended December 31, 2002, are as follows:

                                                                                                    Investment
                                                                                   Unit     Net       Income    Expense    Total
                    Subaccounts                                         Units      Value   Assets     Ratio      Ratio   Return (a)
--------------------------------------------------------------  ----  ----------  ------  --------  ----------  -------  ----------
/3/ Fidelity Growth Portfolio
                                                                2002   1,428.007  $ 6.15  $  8,780     0.39%      0.75%   -30.63%
                                                                2001     549.929    8.86     4,874     0.00%      0.75%   -11.37%
/1/ Fidelity High Income Portfolio
                                                                2002  14,244.083    9.28   132,204     9.57%      0.90%     2.52%
                                                                2001  12,212.554    9.05   110,566    12.92%      0.90%   -12.53%
/3/ Fidelity High Income Portfolio
                                                                2002     684.443    9.15     6,261     8.54%      0.75%     2.67%
                                                                2001     742.939    8.91     6,619     0.00%      0.75%   -10.91%
/1/ Fidelity Investment Grade Bond Portfolio
                                                                2002   5,430.996   15.29    83,037     3.82%      0.90%     9.35%
                                                                2001   4,556.192   13.98    63,703     4.81%      0.90%     7.49%
/3/ Fidelity Investment Grade Bond Portfolio
                                                                2002     489.654   11.47     5,615     4.69%      0.75%     9.52%
                                                                2001     235.206   10.47     2,463     0.00%      0.75%     4.71%
/1/ Fidelity Money Market Portfolio
                                                                2002  18,118.075   13.09   237,209     1.76%      0.90%     0.78%
                                                                2001  20,242.210   12.99   262,961     4.12%      0.90%     3.25%
/3/ Fidelity Money Market Portfolio
                                                                2002   1,306.105   10.26    13,399     1.89%      0.75%     0.93%
                                                                2001   1,264.081   10.16    12,848     0.71%      0.75%     1.64%
/1/ Fidelity Overseas Portfolio
                                                                2002   7,950.488    9.85    78,283     0.92%      0.90%   -20.99%
                                                                2001  11,401.150   12.46   142,091    13.77%      0.90%   -21.88%
/3/ Franklin Templeton Global Asset Allocation Fund - class 1
                                                                2002     252.805    8.74     2,209     2.79%      0.75%    -4.88%
                                                                2001      42.401    9.19       389     0.00%      0.75%    -8.15%
/3/ JPMorgan Bond Portfolio
                                                                2002      15.171   11.21       170     0.57%      0.75%     7.99%
                                                                2001       6.590   10.38        68     4.75%      0.75%     3.80%
/3/ JPMorgan U.S.Disciplined Equity Portfolio
                                                                2002      71.653    6.80       487     0.06%      0.75%     0.00%
/3/ Morgan Stanley Money Market
                                                                2002  58,731.648   10.33   606,660     1.66%      0.75%     0.00%
/3/ Neuberger Berman AMT Limited Maturity Bond Portfolio
                                                                2002      97.420   10.86     1,058     2.91%      0.75%     4.55%
                                                                2001      60.102   10.39       625     0.00%      0.75%     3.92%
/3/ Neuberger Berman AMT Partners Portfolio
                                                                2002      45.321    7.27       329     0.73%      0.75%     0.00%
/3/ Oppenheimer Global Securities Fund/VA
                                                                2002   1,404.260    7.33    10,300     1.21%      0.75%   -22.72%
                                                                2001      44.985    9.49       427     0.00%      0.75%    -5.10%
/3/ Oppenheimer Main Street Growth & Income Fund/VA
                                                                2002   3,237.418    7.50    24,279     0.85%      0.75%   -19.40%
                                                                2001   2,411.364    9.30    22,438     0.00%      0.75%    -6.95%

Footnote /1/ are funds under the Vision product. Expenses as a percent of net assets are .90% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
Footnote /2/ are funds under the Executive Advantage product. Expenses as a percent of net assets are .50% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges. Footnote /3/ are funds under the Gemstone Life product. Expenses as a percent of net assets are .75% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(a) Total Return % is calculated by taking the change in unit value from year end 2001 to 2002 divided by the year end 2001 unit value, unless the fund opened in 2002, in which the return is not calculated

                                    VA B-39

VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of unit values outstanding for contracts' variable accounts and the investment income ratios, expense ratios (excluding expenses of the underlying divisions) and total return for the year ended December 31, 2002, are as follows:

                                                                                                   Investment
                                                                                   Unit     Net      Income    Expense   Total
                        Subaccounts                                     Units     Value    Assets     Ratio     Ratio   Return (a)
--------------------------------------------------------------  ----  ---------  -------  -------  ----------  -------  ----------
/3/ SunAmerica Aggressive Growth Portfolio
                                                                2002     23.119  $ 5.96   $   138     0.26%      0.75%   -25.25%
                                                                2001      8.382    7.98        67    15.74%      0.75%   -20.25%
/3/ SunAmerica Alliance Growth Portfolio
                                                                2002  1,379.035    6.27     8,646     0.27%      0.75%   -31.80%
                                                                2001  1,181.166    9.19    10,858     0.00%      0.75%    -8.08%
/3/ SunAmerica Global Bond Portfolio
                                                                2002    327.149   10.72     3,507     3.97%      0.75%     5.13%
                                                                2001     87.257   10.20       890     2.95%      0.75%     1.97%
/3/ SunAmerica Growth-Income Portfolio
                                                                2002  2,517.548    7.00    17,633     0.98%      0.75%   -21.74%
                                                                2001  1,885.317    8.95    16,872     0.46%      0.75%   -10.51%
/3/ SunAmerica MFS Mid-Cap Growth Portfolio
                                                                2002    862.009    4.19     3,614     0.00%      0.75%   -47.56%
                                                                2001      8.618    7.99        69    10.90%      0.75%   -20.07%
/3/ SunAmerica SunAmerica Balanced Portfolio
                                                                2002    282.886    7.78     2,201     2.24%      0.75%   -15.83%
                                                                2001    256.908    9.24     2,374     1.18%      0.75%    -7.58%
/1/ Van Eck Worldwide Emerging Markets Fund
                                                                2002  4,571.553    6.50    29,699     0.15%      0.90%    -3.77%
                                                                2001  4,105.555    6.75    27,717     0.00%      0.90%    -2.70%
/1/ Van Eck Worldwide Hard Assets Fund
                                                                2002  3,433.124    8.78    30,146     0.90%      0.90%    -3.70%
                                                                2001  3,794.597    9.12    34,602     1.12%      0.90%   -11.25%

Footnote /1/ are funds under the Vision product. Expenses as a percent of net assets are .90% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
Footnote /2/ are funds under the Executive Advantage product. Expenses as a percent of net assets are .50% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges. Footnote /3/ are funds under the Gemstone Life product. Expenses as a percent of net assets are .75% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(a) Total Return % is calculated by taking the change in unit value from year end 2001 to 2002 divided by the year end 2001 unit value, unless the fund opened in 2002, in which the return is not calculated

                                    VA B-40

                      AMERICAN INTERNATIONAL LIFE ASSURANCE
                               COMPANY OF NEW YORK
                          (a wholly-owned subsidiary of
                       American International Group, Inc.)







                    REPORT ON AUDITS OF FINANCIAL STATEMENTS

              FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000

                        Report of Independent Accountants

To the Stockholders and Board of Directors
American International Life Assurance Company of New York:

In our opinion, the accompanying balance sheets and the related statements of income, capital funds, cash flows and comprehensive income present fairly, in all material respects, the financial position of American International Life Assurance Company (a wholly-owned subsidiary of American International Group, Inc.) at December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, the Company adopted Statement of Financial Accounting Standards No. 133 "Accounting for Derivative Instruments and Hedging Activities" in 2001. Also as discussed in Note 2 to the financial statements, the Company adopted EITF No. 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" in 2001.

/s/ PRICEWATERHOUSECOOPERS LLP
------------------------------


Houston, Texas
February 13, 2003

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                                 BALANCE SHEETS
                                 (in thousands)


                                                                           December 31,            December 31,
                                                                               2002                    2001
                                                                           ------------            ------------
Assets

Investments and cash:
Fixed maturities:
        Bonds available for sale, at market value                            $7,414,518            $6,171,000
        (cost: 2002 - $7,082,775; 2001 - $6,111,388)
Equity securities, at market value                                                9,635                22,556
         (cost: 2002 - $9,631; 2001 - $24,733)
Mortgage loans on real estate, net of allowance
         (2002 - $19,000; 2001 - $19,000)                                       366,162               383,481
Policy loans                                                                     10,360                10,212
Other invested assets                                                            68,021               154,914
Derivative assets, at market                                                          -                 2,416
Short-term investments, at cost (approximates market value)                      32,277                68,620
Cash                                                                                  -                    12
                                                                             ----------            ----------

    Total investments and cash                                                7,900,973             6,813,211


Investment income due and accrued                                               114,389                96,854
Reinsurance assets                                                               44,125               195,857
Deferred policy acquisition costs                                               173,205               198,453
Income taxes receivable                                                               -                25,043
Amounts due from related parties                                                      -                24,898
Separate and variable accounts                                                  196,146               297,407
Other assets                                                                      8,714                16,781
                                                                             ----------            ----------

                                    Total assets                             $8,437,552            $7,668,504
                                                                             ==========            ==========








                 See accompanying notes to financial statements.

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                                 BALANCE SHEETS
                      (in thousands, except share amounts)



                                                                            December 31,           December 31,
                                                                               2002                    2001
                                                                            -----------            -----------
Liabilities

  Policyholders' contract deposits                                           $5,167,321              $4,363,237
  Future policy benefits for life and accident
    and health insurance contracts                                            2,169,296               2,202,712
  Reserve for unearned premiums                                                   6,159                   7,188
  Policy and contract claims                                                     53,222                 157,777
  Income taxes payable                                                            8,136                       -
  Amounts due to related parties                                                  1,943                       -
  Separate and variable accounts                                                196,146                 297,407
  Derivative liabilities, at market                                              12,602                       -
  Other liabilities                                                             101,996                  67,183
                                                                             ----------              ----------


                                    Total liabilities                         7,716,821               7,095,504
                                                                             ----------              ----------




Capital funds

  Common stock, $200 par value; 16,125 shares
       authorized, issued and outstanding                                         3,225                   3,225
  Additional paid-in capital                                                    238,025                 197,025
  Retained earnings                                                             313,776                 333,626
  Accumulated other comprehensive income                                        165,705                  39,124
                                                                             ----------              ----------

                                    Total capital funds                         720,731                 573,000
                                                                             ----------              ----------


Total liabilities and capital funds                                          $8,437,552              $7,668,504
                                                                             ==========              ==========





                 See accompanying notes to financial statements.

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                              STATEMENTS OF INCOME
                                 (in thousands)



                                                                            Years ended December 31,
                                                        -------------------------------------------------------------
                                                            2002                     2001                    2000
                                                        ------------             ------------            ------------

Revenues:
  Premiums and other considerations                      $ 216,291                $  503,560               $236,174
  Net investment income                                    540,971                   483,261                454,863
  Realized capital gains (losses)                         (142,314)                   55,478                (60,266)
                                                         ---------                ----------               --------


          Total revenues                                   614,948                 1,042,299                630,771
                                                         ---------                ----------               --------


Benefits and expenses:
  Death and other benefits                                 324,161                   297,624                263,403
  Increase in future policy benefits
     and policyholders' contract deposits                  277,655                   536,386                272,537
  Insurance acquisition and other
     operating expenses                                     44,144                    75,819                 83,144
                                                         ---------                ----------               --------

          Total benefits and expenses                      645,960                   909,829                619,084
                                                         ---------                ----------               --------


Income (loss) before income taxes                          (31,012)                  132,470                 11,687
                                                         ---------                ----------               --------

Income taxes:

   Current                                                  25,774                    48,632                 13,372
   Deferred                                                (36,936)                   (2,052)                (8,833)
                                                         ---------                ----------               --------

          Total income tax expense (benefit)               (11,162)                   46,580                  4,539
                                                         ---------                ----------               --------

Net income (loss) before cumulative effect
               of accounting changes                       (19,850)                   85,890                  7,148
Cumulative effect of accounting changes,
               net of tax                                        -                   (17,241)                     -
                                                         ---------                ----------               --------

Net income (loss)                                        $ (19,850)               $   68,649               $  7,148
                                                         =========                ==========               ========




                 See accompanying notes to financial statements.

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                           STATEMENTS OF CAPITAL FUNDS
                                 (in thousands)



                                                                              Years ended December 31,
                                                        -------------------------------------------------------------
                                                            2002                      2001                   2000
                                                        ------------              ------------          -------------

Common stock

Balance at beginning and end of year                       $  3,225                  $  3,225              $  3,225
                                                           --------                  --------              --------




Additional paid-in capital

Balance at beginning of year                                197,025                   197,025               197,025
Capital contributions from parent                            41,000                         -                     -
                                                           --------                  --------              --------
Balance at end of year                                      238,025                   197,025               197,025
                                                           --------                  --------              --------


Retained earnings

Balance at beginning of year                                333,626                   264,977               277,829
Net income                                                  (19,850)                   68,649                 7,148
Dividends to stockholders                                         -                         -               (20,000)
                                                           --------                  --------              --------

Balance at end of year                                      313,776                   333,626               264,977
                                                           --------                  --------              --------


Accumulated other comprehensive income

  Balance at beginning of year                               39,124                    35,623               (59,831)
   Change in net unrealized appreciation of
      investments - net of reclassifications                205,565                     2,590               146,932
         Deferred income tax expense on
           above changes                                    (69,223)                     (659)              (51,478)
   Change in net derivative (losses) gains
        arising from cash flow hedging activities           (15,017)                    2,416                     -
         Deferred income tax benefit (expense)
           on above changes                                   5,256                      (846)                    -
                                                           --------                  --------              --------

   Balance at end of year                                   165,705                    39,124                35,623
                                                           --------                  --------              --------


               Total capital funds                         $720,731                  $573,000              $500,850
                                                           ========                  ========              ========




                 See accompanying notes to financial statements.

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                            STATEMENTS OF CASH FLOWS
                                 (in thousands)

                                                                                      Years ended December 31,
                                                                         -------------------------------------------------
                                                                             2002              2001               2000
                                                                         ------------      ------------       ------------

Cash flows from operating activities:
  Net income (loss)                                                     $   (19,850)        $    68,649         $   7,148
                                                                        -----------         -----------         ---------

Adjustments to reconcile net income to net cash provided by operating activities:
    Non-cash revenues, expenses, gains and losses included in income:
         Change in insurance reserves                                      (139,000)            179,216           133,793
         Change in accounting principles                                          -              26,524                 -
         Change in premiums and insurance balances
            receivable and payable - net                                      4,573              (3,344)            4,662
         Change in reinsurance assets                                       151,731             155,870           (45,063)
         Change in deferred policy acquisition costs                        (43,531)            (33,119)            6,635
         Change in investment income due and accrued                        (17,535)             (7,491)           (6,861)
         Realized capital (gains) losses                                    142,314             (55,478)           60,266
         Change in income taxes - net                                       (30,621)            (16,076)             (295)
         Change in reserves for commissions, expenses and taxes              (2,058)               (825)              568
         Change in other assets and liabilities - net                       104,809             (54,963)           35,850
                                                                        -----------         -----------         ---------
    Total adjustments                                                       170,682             190,314           189,555
                                                                        -----------         -----------         ---------
Net cash provided by operating activities                                   150,832             258,963           196,703
                                                                        -----------         -----------         ---------

Cash flows from investing activities:
     Cost of fixed maturities, sold                                       1,731,449           1,684,605           281,411
     Cost of fixed maturities, matured or redeemed                          759,609             423,471           462,195
     Cost of equity securities sold                                          15,402              18,572             3,047
     Cost of real estate sold                                                36,746               1,522             2,786
     Realized capital gains (losses)                                       (142,314)             55,478           (60,266)
     Purchase of fixed maturities                                        (3,447,345)         (3,053,470)         (848,607)
     Purchase of equity securities                                             (519)             (5,068)           (1,182)
     Purchase of real estate                                                      -             (23,799)                -
     Mortgage loans funded                                                  (30,695)            (20,175)         (108,183)
     Repayments of mortgage loans                                            48,014             109,270            96,067
     Change in policy loans                                                    (148)                269              (496)
     Change in short-term investments                                        36,342             (45,114)          120,260
     Change in other invested assets                                         47,336              16,324           (28,228)
     Other - net                                                            (49,805)              8,433           (21,027)
                                                                        -----------         -----------         ---------
 Net cash used in investing activities                                     (995,928)           (829,682)         (102,223)
                                                                        -----------         -----------         ---------


Cash flows from financing activities:
 Net deposits to policyholder contracts                                     804,084             570,722           (74,716)
 Additional paid-in-capital                                                  41,000                   -                 -
 Dividends to stockholders                                                        -                   -           (20,000)
                                                                        -----------         -----------         ---------
    Net cash provided by  (used in) financing activities                    845,084             570,722           (94,716)
                                                                        -----------         -----------         ---------

Change in cash                                                                  (12)                  3              (236)
Cash at beginning of year                                                        12                   9               245
                                                                        -----------         -----------         ---------
Cash at end of year                                                     $         -         $        12         $       9
                                                                        ===========         ===========         =========




                 See accompanying notes to financial statements

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                       STATEMENTS OF COMPREHENSIVE INCOME
                                 (in thousands)



                                                                           Years ended December 31,
                                                          ------------------------------------------------------------
                                                              2002                     2001                   2000
                                                          ------------             ------------          -------------

Comprehensive income

Net income (loss)                                          $(19,850)                  $68,649              $  7,148
                                                           --------                   -------              --------



Other comprehensive income

Change in net unrealized appreciation of
     investments - net of reclassifications                 205,565                     2,590               146,932
      Deferred income tax expense on
         above changes                                      (69,223)                     (659)              (51,478)
Change in net derivative (losses) gains
    arising from cash flow hedging activities               (15,017)                    2,416                     -
      Deferred income tax benefit (expense)
         on above changes                                     5,256                      (846)                    -
                                                           --------                   -------              --------

  Other comprehensive income                                126,581                     3,501                95,454
                                                           --------                   -------              --------

 Comprehensive income                                      $106,731                   $72,150              $102,602
                                                           ========                   =======              ========


                 See accompanying notes to financial statements.

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                         NOTES TO FINANCIAL STATEMENTS

1.  Nature of Business

        American International Life Assurance Company of New York (the "Company") is part of the Life Insurance Division (the "Life Division") of American International Group, Inc. ("AIG"), it's ultimate parent. The company, domiciled in New York, has been doing business since 1962 as a provider of individual and group life insurance, fixed, variable and terminal funding annuities, and structured settlement contracts. The Company is licensed to sell life and accident and health insurance in the District of Columbia and all states except Arizona, Connecticut and Maryland. The Company is also licensed in American Samoa, Virgin Island, Canada and Guam.

2.  Summary of Significant Accounting Policies

    (a) Basis of Presentation: The financial statements of the Company have been prepared on the basis of generally accepted accounting principles ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

    (b) Investments: Fixed maturities available for sale, where the company may not have the ability or positive intent to hold these securities until maturity, are carried at current market value. Interest income with respect to fixed maturity securities is accrued currently. Included in fixed maturities available for sale are collateralized mortgage obligations (CMOs). Premiums and discounts arising from the purchase of CMOs are treated as yield adjustments over their estimated lives. Common and non-redeemable preferred stocks are carried at current market values. Dividend income is generally recognized when receivable. Short-term investments consists of interest bearing cash accounts and money market instruments, and are carried at cost, which approximates market.

        Unrealized gains and losses from investments in equity securities and fixed maturities available for sale are reflected as a separate component of comprehensive income, net of deferred acquisition cost amortization and deferred income taxes in capital funds currently.

        Realized capital gains and losses are determined principally by specific identification. Where declines in values of securities below cost or amortized cost are considered to be other than temporary, a charge is reflected in income for the difference between cost or amortized cost and estimated net fair value.

        In January 2001, the Emerging Issues Task Force ("EITF") issued EITF 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." EITF 99-20 provides guidance on the calculation of interest income and the recognition of impairments related to beneficial interests held in an investment portfolio. Beneficial interests are investments that represent rights to receive specified cash flows from a pool of underlying assets (i.e. collateralized debt obligations). In accordance with the transition provisions of EITF 99-20, the Company recorded in its income statement for 2001 a cumulative effect of an accounting change adjustment loss of $17.2 million, net of tax.

        Mortgage loans on real estate are carried at the unpaid principal balance less unamortized loan origination fees and costs and an allowance for uncollectible loans. Interest income on such loans is accrued currently.

        Policy loans are carried at the aggregate unpaid principal balance. There is no allowance for policy loans, as these loans serve to reduce the death benefits paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy

        Other invested assets consist primarily of limited partnerships and other investments not classified elsewhere herein. These assets are recorded using the equity method, which approximates fair value

    (c) Deferred Acquisition Costs ("DAC"): DAC consists of commissions and other costs that vary with and are primarily related to the production or acquisition of new business. Policy acquisition costs for traditional life insurance products are generally deferred and amortized over the premium paying period of the policy. Policy acquisition costs related to universal life and investment-type products (non-traditional products) are deferred and amortized, with interest, in relation to the incidence of estimated gross profits ("EGPs") to be realized over the estimated lives of the contracts. EGPs are composed of net investment income, net realized investment gains and losses, mortality and expense margins and surrender charges. The Company adjusts DAC amortization for non-traditional products (a "DAC unlocking") when estimates of current or future gross profits are revised. The DAC asset is reviewed at least annually for recoverability based on the profitability (both current and projected future) of the underlying contracts.

        With respect to the Company's variable life and annuity contracts, the assumption for the long-term annual net growth of the separate and variable account assets used by the Company in the determination of DAC amortization is approximately 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology which allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC unlocking will occur if management considers the short-term growth rate (i.e., the growth rate required to revert to the mean 10% growth rate over a five-year period) to be unachievable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary among companies.

    (d) Income Taxes: The Company joins in a consolidated federal income tax return with the Parent and its domestic subsidiaries. The Company and the Parent have a written tax allocation agreement whereby the Parent agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate return. Additionally, the Parent agrees to reimburse the Company for any tax benefits arising out of its net losses within ninety days after the filing of that consolidated tax return for the year in which these losses are utilized. Deferred federal income taxes are provided for temporary differences related to the expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns.

    (e) Premium Recognition and Related Benefits and Expenses: Premiums for traditional life insurance products are recognized when due. A liability for future policy benefits is recorded using the net level premium method.

        Amounts received for non-traditional products are classified as deposits to policyholders' contracts instead of revenue. Revenues for these contracts are included in premiums and other considerations and consist of mortality, expense and surrender charges. Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortized DAC.

        For limited payment contracts, primarily the Company's life contingent annuities and terminal funding contracts, gross premiums are recorded as revenue when due and the difference between the gross premium and the net premium is deferred and recognized in income in a constant relationship to the amount of expected future benefit payments. Reserves for these contracts are based on estimates of the cost of future policy benefits.

        Premiums on accident and health premiums are reported as earned over the contract term. The portion of accident and health premiums which is not earned at the end of a reporting period is recorded as unearned premiums.

        A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a contractholder, the contractholder's beneficiary will receive the greater of (1) the contractholder's account value, or (2) a guaranteed minimum death benefit (the GMDB) that varies by product. These benefits have issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contractholder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. The Company limits this risk through the use of reinsurance arrangements. The Company reports GMDB-related benefits in the period incurred, and therefore does not record a liability for future benefits. GMDB-related variable annuity contractholder benefits were $428,627, $35,729 and $0 for the years ended December 31, 2002, 2001, and 2000, respectively.

    (f) Policy and Contract Claims: Policy and contract claims include amounts representing: (1) the actual in-force amounts for reported life claims and an estimate of incurred but unreported claims; and, (2) an estimate, based upon prior experience, for accident and health reported and incurred but unreported losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments resulting therefrom are reflected in income currently.

    (g) Separate and Variable Accounts: Separate and variable accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders who predominantly bear the investment risk. Each account has specific investment objectives, and the assets are carried at market value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company.

        The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in premiums and other considerations in the consolidated statements of income.

    (h) Reinsurance Assets: Reinsurance assets include the balances due from both reinsurance and insurance companies under the terms of the Company's reinsurance arrangements for ceded unearned premiums, future policy benefits for life and accident and health insurance contracts, policyholder contract deposits and policy and contract claims.

    (i) Derivatives: In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 133 "Accounting for Derivative Instruments and Hedging Activities"
        (FAS 133). In June 2000, FASB issued Statement of Financial Accounting Standards No. 138 "Accounting for Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133" (FAS 138).

        Together, these Statements require the Company to recognize all derivatives in the balance sheet at fair value. The financial statement recognition of the change in the fair value of a derivative depends on a number of factors, including the intended use of the derivative and the extent to which it is effective as part of a hedge transaction. AI Life did not hold any derivatives at January 1, 2001 and as a result did not have a cumulative effect of accounting change.

        On the date the derivative contract is entered into, the Company designates the derivative as a fair value hedge or a cash flow hedge. It is a fair value hedge if it hedges subsequent changes in the fair value of a recognized asset or liability or of an unrecognized firm commitment ("fair value" hedge). It is a cash flow hedge if it hedges a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge). The gain or loss in the fair value of a derivative that is designated, qualifies and is highly effective as a fair value hedge is recorded in current period earnings, along with the loss or gains on the hedged item attributed to the hedged risk. The gain or loss in the fair value of a derivative that is designated, qualifies and is highly effective as a cash flow hedge is recorded in other comprehensive income until earnings are affected by the variability of cash flows.

        The Company documents all relationships between hedging instruments and hedged items, as well as its risk-management objectives and strategy for undertaking various hedge transactions. This process includes linking all derivatives that are designated as hedges to specific assets or liabilities on the balance sheet, or specific firm commitments. The Company also assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives used in hedging transactions are highly effective in offsetting changes in fair values of hedged items.

        During 2002, there were no hedges that were discontinued or otherwise no longer qualify as hedges under FAS 133 and FAS 138. With respect to fair value hedges, hedge ineffectiveness was insignificant during 2002.

    (j) Reclassifications: Certain amounts in the 2001 and 2000 financial statements have been reclassified to conform with the 2002 presentation. Such reclassifications had no effect on capital funds, net income (loss) or cash flows.

    (k) New Accounting Standards:
        In June 2001, the FASB issued Statement of Financial Accounting Standards No. 142 "Goodwill and Other Intangible Assets" (FAS 142). As of January 1, 2002, the Company adopted FAS 142. FAS 142 requires the Company to discontinue the amortization of goodwill in its statements of income. FAS 142 requires goodwill to be subject to an assessment of impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred. The assessment of impairment involves a two-step process prescribed in FAS 142, whereby an initial assessment for potential impairment is performed, followed by a measurement of the amount of impairment, if any. FAS 142 also requires the completion of a transitional impairment test in the year of adoption, with any identified impairments recognized as a cumulative effect of change in accounting principles. The impact of the adoption of FAS 142, with respect to the Company's results of operations and financial condition was not deemed significant.

        In November 2002, FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" (FIN45). FIN45 requires that, for guarantees within its scope that are issued or amended after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee be established and recognized through earnings. FIN45 also requires additional disclosures in financial statements starting with the Company's 2002 year-end financial statements. The Company believes that the impact of FIN45 on its results of operations and financial condition will not be significant.

        In January 2003, FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN46). FIN46 changes the method of determining whether certain entities should be consolidated in the Company's consolidated financial statements. An entity is subject to FIN46 and is called a Variable Interest Entity (VIE) if it has (i) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) equity investors that cannot make significant decisions about the entity's operations, or do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under existing guidance. A VIE is consolidated by its primary beneficiary, which is the party that has a majority of the expected losses or a majority of the expected residual returns of the VIE, or both.

        The provisions of FIN46 are to be applied immediately to VIEs created after January 31, 2003, and to VIEs in which the Company obtains an interest after that date. For VIEs in which the Company holds a variable interest that it acquired before February 1, 2003, FIN46 applies to the fiscal quarter ended September 30, 2003. For any VIEs that must be consolidated under FIN46 that were created before February 1, 2003, the assets, liabilities and noncontrolling interest of the VIE would be initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change.

        The Company is currently evaluating the impact of applying FIN46 to existing VIEs in which it has a variable interest, if any, and believes that the impact on its results of operations and financial condition will not be significant.

3.  Investment Information

    (a) Statutory Deposits: Securities with a carrying value of $4,156,000 and $4,108,000 were deposited by the Company under requirements of regulatory authorities as of December 31, 2002 and 2001, respectively.

    (b) Net Investment Income: An analysis of net investment income is as follows (in thousands):

                                                                                 Years ended December 31,
                                                                       -----------------------------------------
                                                                       2002                2001              2000
                                                                       ----                ----              ----

        Fixed maturities                                             $490,780            $424,858          $398,501
        Equity securities                                                 860               2,986             3,074
        Mortgage loans                                                 31,862              41,159            40,595
        Real estate                                                     1,461               4,297             1,979
        Policy loans                                                      738                 752               742
        Cash and short-term investments                                 2,029               3,348             5,829
        Other invested assets                                          15,353              12,246             9,055
                                                                     --------            --------          --------
               Total investment income                                543,083             489,646           459,775

        Investment expenses                                             2,112               6,385             4,912
                                                                     --------            --------          --------

               Net investment income                                 $540,971            $483,261          $454,863
                                                                     ========            ========          ========



    (c) Investment Gains and Losses: The net realized capital gains (losses) and change in unrealized appreciation (depreciation) of investments for 2002, 2001 and 2000 are summarized below (in thousands):


                                                                                Years ended December 31,
                                                                       ---------------------------------------
                                                                       2002               2001             2000
                                                                       ----               ----             ----
        Realized gains (losses) on investments:

        Fixed maturities                                            $ (89,412)            $13,081          $(57,820)
        Equity securities                                              (2,904)             17,722               340
        Real estate                                                      (648)             (1,522)           (2,786)
        Other invested assets                                               -              26,526                 -
        Deferred policy acquisition costs                             (49,350)               (329)                -
                                                                    ---------             -------          --------
        Realized gains (losses)                                     $(142,314)            $55,478          $(60,266)
                                                                    =========             =======          ========

        Change in unrealized appreciation (depreciation) of investments:

        Fixed maturities                                            $ 272,131            $ 90,452          $ 72,175
        Equity securities                                               2,181             (18,446)            5,341
        Other invested assets                                               -             (69,416)           69,416
        Deferred policy acquisition costs                             (68,692)                  -                 -
        Negative investment in minority interest                          (55)                  -                 -
        Derivative assets                                             (15,017)              2,416                 -
                                                                    ---------            --------          --------
        Change in unrealized appreciation
                (depreciation) of investments                       $ 190,548            $  5,006          $146,932
                                                                     ========            ========          ========


        During 2002, 2001 and 2000, gross gains of $67,334,000, $84,375,000 and
        $4,565,000, respectively, and gross losses of $156,746,000, $71,294,000 and $62,385,000, respectively, were realized on dispositions of fixed maturities. The 2002, 2001 and 2000 losses include writedowns of $82,854,000, 24,800,000 and 27,049,000, respectively for certain securities available for sale, which experienced a decline in value that are deemed other than temporary.

        During 2002, 2001 and 2000, gross gains of $465,000, $17,722,000 and
        $340,000, respectively, and gross losses of $3,369,000, $0 and $0, respectively, were realized on dispositions of equity securities.

    (d) Market Value of Fixed Maturities and Unrealized Appreciation of
        Investments: The amortized cost and estimated market values of investments in fixed maturities at December 31, 2002 and 2001 are as follows (in thousands):

                                                                            Gross             Gross         Estimated
        2002                                             Amortized        Unrealized       Unrealized         Market
        ----                                                Cost            Gains            Losses            Value
                                                         ---------        ----------       ----------       ----------

        Fixed maturities:
           U.S. Government and government
               agencies and authorities                  $   62,559         $ 13,823        $      5        $   76,377
           Foreign Governments                               17,310            1,189               1            18,498
           States, municipalities and
               political subdivisions                       154,479           20,956               -           175,435
           Mortgage-backed securities                       979,866           69,388           1,868         1,047,386
           All other corporate                            5,868,561          398,024         169,763         6,096,822
                                                         ----------         --------       ---------        ----------

        Total fixed maturities                           $7,082,775         $503,380        $171,637        $7,414,518
                                                         ==========         ========        ========        ==========

        Equity securities                                $    9,631         $     53        $     49        $    9,635
                                                         ==========         ========        ========        ==========




                                                                            Gross             Gross         Estimated
        2001                                             Amortized        Unrealized       Unrealized         Market
        ----                                                Cost            Gains            Losses            Value
                                                         ---------        ----------       ----------       ----------
       Fixed maturities:
           U.S. Government and government
               agencies and authorities                  $   55,427         $  9,676        $      7        $   65,096
           States, municipalities and
               political subdivisions                       126,214           12,273              76           138,411
           Mortgage-backed securities                     1,067,915           26,061           8,433         1,085,543
           All other corporate                            4,861,832          163,842         143,724         4,881,950
                                                         ----------         --------        --------        ----------

        Total fixed maturities                           $6,111,388         $211,852        $152,240        $6,171,000
                                                         ==========         ========        ========        ==========

        Equity securities                                $   24,733         $    792        $  2,969        $   22,556
                                                         ==========         ========        ========        ==========


        The amortized cost and estimated market value of fixed maturities available for sale at December 31, 2002, by contractual maturity, are shown below (in thousands). Actual maturities could differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.


                                                                                             Estimated
                                                                     Amortized                 Market
                                                                        Cost                   Value
                                                                     ---------               ----------

        Due in one year or less                                       $  524,428              $  548,347
        Due after one year through five years                          1,497,403               1,567,221
        Due after five years through ten years                         2,116,790               2,214,465
        Due after ten years                                            2,944,154               3,084,485
                                                                      ----------              ----------
                                                                      $7,082,775              $7,414,518
                                                                      ==========              ==========

    (e) Net Unrealized Gains (losses) on Fixed Maturities and Equity Securities:
        Net unrealized gains (losses) on fixed maturity and equity securities included in accumulated other comprehensive income (loss) at December 31 are as follows (in thousands):

                                                                2002                 2001                 2000
                                                                ----                 ----                 ----
        Gross unrealized gains                               $ 503,433            $ 212,644            $ 189,844
        Gross unrealized losses                               (171,686)            (155,209)            (204,196)
        Deferred policy acquisition costs                      (68,692)                   -                    -
        Deferred income tax benefit (expense)                  (89,176)             (20,102)               5,023
                                                             ---------            ---------            ---------
           Net unrealized gains (losses)
                on securities                                $ 173,879            $  37,333            $  (9,329)
                                                             =========            =========            =========

    (f) CMOs: CMOs are primarily U.S. Government and Government agency backed and triple A-rated securities. CMOs are included in other corporate fixed maturities. The Company's CMO portfolio is readily marketable. There were no derivative (high risk) CMO securities contained in the portfolio at December 31, 2002 and 2001.

        At December 31, 2002, the gross weighted average coupon of this portfolio was 6.54.

    (g) Fixed Maturities Below Investment Grade: At December 31, 2002 and 2001, the fixed maturities held by the Company that were below investment grade had an aggregate amortized cost of $648,746,000 and $546,951,000, respectively, and an aggregate market value of $556,530,000 and $480,045,000, respectively.

    (h) Non-income Producing Assets: Non-income producing assets were insignificant.

    (i) Investments Greater than 10% Equity: The market value of investments in the following companies exceeded 10% of the Company's total capital funds at December 31, 2002 (in thousands).

        Metropolitan Life                               $84,966
        Washington Mutual                                79,430


4.  Deferred Policy Acquisition Costs

    The following reflects the deferred policy acquisition costs (commissions, direct solicitation and other costs) which will be amortized against future income and the related current amortization charged to income, excluding certain amounts deferred and amortized in the same period (in thousands):

                                                                                 Years ended December 31,
                                                                       ------------------------------------------
                                                                       2002               2001               2000
                                                                       ----               ----               ----

    Balance at beginning of year                                     $198,453            $165,349            $172,009
    Acquisition costs deferred                                         59,400              60,106              28,615
    Amortization charged to income                                    (15,160)            (26,358)            (35,275)
    Effect of net unrealized gains/losses                             (68,692)                  -                   -
    Deferred policy acquisition costs transfer for
     terminated reinsurance                                              (796)               (644)                  -
                                                                     --------            --------            --------
    Balance at end of year                                           $173,205            $198,453            $165,349
                                                                     ========            ========            ========

    For the year ended December 31, 2002, the Company recorded an adjustment to deferred policy acquisition costs with respect to non-traditional products as a result of changes in the net unrealized gains or losses on debt and equity securities available for sale. That is, as fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to deferred policy acquisition costs equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The adjustment, net of tax, is included with the change in net unrealized gains or losses on fixed maturity and equity securities available for sale that is recorded directly to other comprehensive income. Similar adjustments have not been recorded in prior years, as the comparable amounts were not material to the deferred policy acquisition costs balance or equity.

    During 2002, the Company terminated a YRT reinsurance treaty with an affiliate relating to certain group accident and health business. The Company released deferred policy acquisition costs totaling $796,000 recorded with respect to this treaty.

5.  Future Policy Benefits and Policyholder Contract Deposits

    (a) The analysis of the future policy benefits and policyholder contract deposits liabilities as at December 31, 2002 and 2001 follows (in thousands):

                                                        2002                    2001
                                                        ----                    ----

        Future policy benefits:

        Ordinary life                               $   39,631              $   92,314
        Group life                                      18,825                  15,636
        Life contingent annuities                      967,828                 907,098
        Terminal funding                             1,122,367               1,136,799
        Accident and health                             20,645                  50,865
                                                    ----------              ----------
                                                    $2,169,296              $2,202,712
                                                    ==========              ==========

        Policyholder contract deposits:

        Annuities                                   $4,547,062              $3,670,060
        Guaranteed investment contracts (GICs)         436,758                 533,379
        Universal life                                 111,579                 107,830
        Corporate owned life insurance                  30,904                  29,294
        Other investment contracts                      41,018                  22,674
                                                    ----------              ---------
                                                    $5,167,321              $4,363,237
                                                    ==========              ==========


    (b) The liability for future policy benefits has been established based upon the following assumptions:

      (i) Interest rates (exclusive of immediate/terminal funding annuities), which vary by year of issuance and products, range from 3.0 percent to
          8.0 percent. Interest rates on immediate/terminal funding annuities are at a maximum of 12.2 percent and grade to not greater than 7.5 percent.

     (ii) Mortality and withdrawal rates are based upon actual experience modified to allow for variations in policy form. The weighted average lapse rate for individual life, including surrenders, approximated 2.5 percent.

    (c) The liability for policyholder contract deposits has been established based on the following assumptions:

     (i) Interest rates credited on deferred annuities vary by year of issuance and range from 3.0 percent to 6.25 percent. Credited interest rate guarantees are generally for a period of one year. Withdrawal charges generally range from 3.0 percent to 10.0 percent grading to zero over a period of 5 to 10 years.

     (ii) GICs have market value withdrawal provisions for any funds withdrawn other than benefit responsive payments. Interest rates credited generally range from 5.5 percent to 10.25 percent and maturities range from 3 to 7 years.

     (iii) Interest rates on corporate-owned life insurance business are guaranteed at 4.0 percent and the weighted average rate credited in 2001 was 6.07 percent.

     (iv) The universal life funds, exclusive of corporate-owned life insurance business, have credited interest rates of 4.9 percent to 6.75 percent and guarantees ranging from 4.0 percent to 5.5 percent depending on the year of issue. Additionally, universal life funds are subject to surrender charges that amount to 11.0 percent of the fund balance and grade to zero over a period not longer than 20 years.

6.  Income Taxes

    (a) Income tax liabilities were as follows (in thousands):


                                                                                        Years ended December 31,
                                                                                      ----------------------------
                                                                                      2002                    2001
                                                                                      ----                    ----

         Current tax liabilities (receivables)                                      $ (5,769)              $ (12,084)
                                                                                    --------                --------
         Deferred applicable to:
             Net income                                                              (64,839)                 (33,907)
             Net unrealized investment gains                                          88,744                   20,948
                                                                                    --------                ---------
         Deferred tax liabilities (assets)                                            13,905                  (12,959)
                                                                                    --------                ---------
                      Income taxes payable (receivable)                             $  8,136               $ (25,043)
                                                                                    ========                ========


         The components of deferred tax assets and liabilities were as follows (in thousands):


                                                                                        Years ended December 31,
                                                                                      -----------------------------
                                                                                      2002                     2001
                                                                                      ----                     ----

         Deferred tax assets:
           Basis differential of investments                                      $  (2,567)                $ (20,930)
           Policy reserves                                                          (95,742)                  (24,250)
           Deferred policy acquisition costs                                              -                    (1,287)
           Other                                                                     (7,246)                   (2,110)
                                                                                  ---------                 ---------
                                                                                    (105,555)                 (48,577)
                                                                                  ----------                ---------
         Deferred tax liabilities:
            Unrealized appreciation on investments                                $   78,744                $  20,948
            Deferred policy acquisition costs                                         40,206                        -
            Basis differential of investments                                              -                    9,284
            Other                                                                        510                    5,386
                                                                                  ----------                ---------
                                                                                     119,460                   35,618
                                                                                  ----------                ---------
         Net deferred tax liabilities (assets)                                    $   13,905                $ (12,959)
                                                                                  ==========                =========

    (b) Under prior federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "Policyholders' Surplus". At December 31, 2002, the Company had approximately $2,879,000 of policyholders' surplus on which no payment of federal income taxes will be required unless it is distributed as a dividend or under other specified conditions. Barring the passage of unfavorable tax legislation, the Company does not believe that any significant portion of the account will be taxed in the foreseeable future. Accordingly, no deferred tax liability has been recognized in relation to the policyholders' surplus account. If the entire balance of the policyholders' surplus became taxable at the current federal income tax rates, the tax would be approximately $1,007,650.

    (c) Components of income tax expense were as follows (in thousands):


                                                                           Years ended December 31,
                                                        --------------------------------------------------------
                                                        2002                       2001                     2000
                                                        ----                       ----                     ----

          Current expense                            $ 25,774                    $48,632                    $13,372
          Deferred expense:
               Deferred policy acquisition
                  cost                                  7,973                     (3,417)                      (285)
               Policy reserves                        (13,612)                    14,354                      1,122
               Basis differential of investments        5,745                       (111)                     2,813
               Prior year tax true-up                 (15,318)                    (5,367)                    (3,292)
               Transition costs                             -                     (1,240)                         -
               Realized gains                         (18,814)                    (6,261)                    (9,220)
               Other, net                              (2,910)                       (10)                        29
                                                     --------                    -------                    -------
          Total deferred                              (36,936)                    (2,052)                    (8,833)
                                                     -------                     -------                    -------

          Income tax expense (benefit)               $(11,162)                   $46,580                    $ 4,539
                                                     ========                    =======                    =======



        Prior year tax true-up's for 2002 relate primarily to the tax return-to-provision true-up's on investments, realized capital gains and reserves. A reconciliation between the income tax expense computed by applying the federal income tax rate (35%) to income before taxes and the income tax expense reported in the financial statement is presented below (in thousands):

                                                                                Years ended December 31,
                                                         ---------------------------------------------------------------------------
                                                               2002                        2001                         2000
                                                         -----------------          -------------------           ------------------
        Income tax at statutory percentage
          of GAAP pretax income                             $ (10,854)                   $46,365                      $ 4,090
        State income tax                                            -                        748                          751
        Prior year tax true-up                                   (495)                         -                            -
        Other                                                     187                       (533)                        (302)
                                                            ---------                    -------                      -------
          Income tax expense (benefit)                      $ (11,162)                   $46,580                      $ 4,539
                                                            =========                    =======                      =======

    (d) Income taxes paid amounted to approximately $19,222,000, $51,569,000, and $3,413,000 in 2002, 2001, and 2000, respectively.

    (e) The Internal Revenue Service (IRS) is currently examining the Parent's tax return for the tax years 1989 to 1999. Although the final outcome of any issues raised in examination is uncertain, the Parent Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the consolidated financial statements.

        The Company has a written agreement with the Parent under which each subsidiary agrees to pay the Parent an amount equal to the consolidated federal income tax expense, multiplied by the ratio that the subsidiary's separate return tax liability bears to the consolidated tax liability, plus one hundred percent of the excess of the subsidiary's separate return tax liability over the allocated consolidated tax liability. The Parent agrees to pay each subsidiary for the tax benefits, if any, of net operating losses and investment, research and foreign tax credits which are not usable by the subsidiary but which are used by other members of the consolidated group.

7.  Commitments and Contingent Liabilities

        The Company, in common with the insurance industry in general, is subject to litigation, including claims for punitive damages, in the normal course of their business. The Company does not believe that such litigation will have a material effect on its operating results and financial condition. However, the recent trend of increasing jury awards and settlements makes it somewhat more difficult to access the ultimate outcome of such litigation.

        The Company has entered into various partnership agreements that requires the Company to make capital contributions totaling $123,045,000. As of December 31, 2002, the Company made capital contributions totaling $79,726,000.

8.  Derivative Financial Instruments

    (a)  Use of Derivative Financial Instruments:
         The Company's use of derivative financial instruments is generally limited to interest rate and currency swap agreements, and options to enter into interest rate swap agreements (call and put swaptions). The Company is neither a dealer nor a trader in derivative financial instruments.

         Hedge accounting requires a high correlation between changes in fair values or cash flows of the derivative financial instrument and the specific item being hedged, both at inception and throughout the life of the hedge. For fair value hedges, gains and losses on both the derivative and the hedged item attributable to the risk being hedged are recognized in earnings. For both cash flow hedges and foreign currency hedges, to the extent the hedge is effective, gains and losses on both the derivative and the hedged item attributable to the risk being hedged are recognized as a component of other comprehensive income or capital funds. Any ineffective portion of both cash flow hedges and foreign currency hedges are reported in net unrealized investment gains (losses).

    (b)  Interest Rate and Currency Swap Agreements:
         Interest rate swap agreements are used to convert specific investment securities from a floating to a fixed rate basis, or vice versa, and to hedge against the risk of declining interest rates on anticipated security purchases.

         Currency swap agreements are used to convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specific exchange rates and to hedge against currency rate fluctuation on anticipated security purchases.

         The difference between amounts paid and received on swap agreements is recorded on an accrual basis as an adjustment to net investment income or interest expense, as appropriate, over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in other liabilities or assets.

         The fair values of swap agreements are recognized in the balance sheets if the hedge investments are carried at fair value or if they hedge anticipated purchases of such investments. In this event, changes in the fair value of a swap agreement are reported in net unrealized gains on securities included in other accumulated comprehensive income in capital funds, consistent with the treatment of the related investment security.

         For swap agreements hedging anticipated investment purchases, the net swap settlement amount or unrealized gain or loss is deferred and included in the measurement of the anticipated transaction when it occurs.

         Swap agreements generally have terms of two to ten years. Any gain or loss from early termination of a swap agreement is deferred and amortized into income over the remaining term of the related investment. If the underlying investment is extinguished or sold, any related gain or loss on swap agreements is recognized in income.

         Interest rate and currency swap agreements related to investment securities at December 31 were as follows (in millions):
                                                                          2002
                                                                          ----
         Interest rate swap agreements to receive float rate:

              Notional amount                                             $175
              Average receive rate                                        1.74%
              Average pay rate                                            3.63%
         Currency swap agreements (receive U.S. dollars/pay
           Canadian dollars):
              Notional amount (in U.S. dollars)                           $ 47
              Average exchange rate                                       1.34

    (c) Credit and Market Risk:

         Derivative financial instruments expose the Company to credit risk in the event of non-performance by counterparties. The Company limits this exposure by entering into agreements with counterparties having high credit ratings and by regularly monitoring the ratings. The Company does not expect any counterparty to fail to meet its obligation; however, non-performance would not have a material impact on the Company's consolidated results of operations or financial position.

         The Company's exposure to market risk is mitigated by the offsetting effects of changes in the value of the agreements and the related items being hedged.

9.  Fair Value of Financial Instruments

    (a) Statement of Financial Accounting Standards No. 107 "Disclosures about Fair Value of Financial Instruments" (FASB 107) requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. In the measurement of the fair value of certain of the financial instruments, quoted market prices were not available and other valuation techniques were utilized. These derived fair value estimates are significantly affected by the assumptions used. FASB 107 excludes certain financial instruments, including those related to insurance contracts.

        The following methods and assumptions were used by the Company in estimating the fair value of the financial instruments presented:

        Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate fair value.

        Fixed maturity securities: Fair values for fixed maturity securities carried at market value are generally based upon quoted market prices. For certain fixed maturities for which market prices were not readily available, fair values were estimated using values obtained from independent pricing services.

        Equity securities: Fair values for equity securities were based upon quoted market prices.

        Mortgage loans on real estate and policy loans: Where practical, the fair values of loans on real estate were estimated using discounted cash flow calculations based upon the Company's current incremental lending rates for similar type loans. The fair values of policy loans were not calculated as the Company believes it would have to expend excessive costs for the benefits derived. Therefore, the fair value of policy loans was estimated at carrying value.

        Investment contracts: For guaranteed investment contracts, income annuities and other similar contracts without life contingencies, estimated fair values are derived using discounted cash flow calculations based upon interest rates currently being offered for similar contracts consistent with those remaining for the contracts being valued.

        Other invested assets: Fair value of other invested assets is based upon the fair value of the net assets of these investments as determined by the general partners.

        Separate and variable accounts: Separate and variable accounts are carried at the quoted market value of the underlying securities. The liabilities for these accounts are equal to the account assets.

        Derivatives: Fair values for derivative assets and liabilities were based upon quoted market prices.

    (b) The fair value and carrying amounts of financial instruments are as follows (in thousands):



                                                                        Fair            Carrying
              2002                                                      Value            Amount
              ----                                                      -----           ---------

        Cash and short-term investments                             $   32,277          $   32,277
        Fixed maturities                                             7,414,518           7,414,518
        Equity securities                                                9,635               9,635
        Mortgage and policy loans                                      438,250             376,522

        Investment contracts                                         5,142,571           4,983,820
        Other invested assets                                           68,021              68,021
        Separate and variable accounts                                 196,146             196,146
        Derivatives                                                     12,602              12,602




          2001                                                          Fair            Carrying
          ----                                                          Value            Amount
                                                                        -----           ---------
        Cash and short-term investments                           $     68,632        $     68,632
        Fixed maturities                                             6,171,000           6,171,000
        Equity securities                                               22,556              22,556
        Mortgage and policy loans                                      421,518             393,693

        Investment contracts                                         4,454,310           4,203,439
        Other invested assets                                          154,914             154,914
        Separate and variable accounts                                 297,407             297,407
        Derivatives                                                      2,416               2,416



10.  Capital Funds

    (a) The Company may not distribute dividends to the Parent without prior approval of regulatory agencies. Generally, this limits the payment of such dividends to an amount which, in the opinion of the regulatory agencies, is warranted by the financial condition of the Company. The maximum stockholder dividend, which can be paid without prior regulatory approval, is limited to an amount that is based on restrictions relating to statutory surplus. There were no dividends paid in 2002 or 2001.

    (b) The Company's capital funds, as determined in accordance with statutory accounting practices, were $441,062,000 at December 31, 2002 and $338,699,000 at December 31, 2001. Statutory net loss amounted to $(62,760,000), $(19,238,000) and $(3,668,000) for 2002, 2001 and 2000,
        respectively. These financial statements vary in certain respects from those prepared using statutory accounting practices prescribed or permitted by the New York Insurance Department. The significant differences are: (1) statutory financial statements do not reflect fixed maturities available for sale at market value; (2) policy acquisition costs, charged against operations as incurred for regulatory purposes, have been deferred and are being amortized over the anticipated life of the contracts; (3) individual life and annuity policy reserves based on statutory requirements have been adjusted based upon mortality, lapse and interest assumptions applicable to these coverages, including provisions for reasonable adverse deviations; these assumptions reflect the Company's experience and industry standards; (4) deferred income taxes have been provided for temporary differences between the bases of assets and liabilities for financial reporting purposes and tax purposes without the limitations required for statutory purposes; (5) for regulatory purposes, future policy benefits, policyholder contract deposits, policy and contract claims and reserve for unearned premiums are presented net of ceded reinsurance; and (6) an asset valuation reserve and interest maintenance reserve using National Association of Insurance Commissioners (NAIC) formulas are set up for regulatory purposes.

        In 1998, the NAIC adopted the Codification of Statutory Accounting Principles ("Codification") guidance, which replaced the Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting. Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas, such as deferred income taxes.

    (c) The Company received a cash capital contribution from the Parent in the amount on $41,000,000 during 2002.

11.     Employee Benefits

    (a) The Company participates with its affiliates in a qualified, non-contributory, defined benefit pension plan which is administered by the Parent. All qualified employees who have attained age 21 and completed twelve months of continuous service are eligible to participate in this plan. An employee with 5 or more years of service is entitled to pension benefits beginning at normal retirement age 65. Benefits are based upon a percentage of average final compensation multiplied by years of credited service limited to 44 years of credited service. The average final compensation is subject to certain limitations. Annual funding requirements are determined based on the "projected unit credit" cost method which attributes a pro rata portion of the total projected benefit payable at normal retirement to each year of credited service. Pension expense for current service costs, retirement and termination benefits for the years ended December 31, 2002, 2001 and 2000 were approximately $0, $4,000 and $11,000, respectively. The Parent's plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates. The projected benefit obligations exceeded the plan assets at December 31, 2002 by $449,000,000.

        The Parent has adopted a Supplemental Executive Retirement Program (Supplemental Plan) to provide additional retirement benefits to designated executives and key employees. Under the Supplemental Plan, the annual benefit, not to exceed 60 percent of average final compensation, accrues at a percentage of average final pay multiplied for each year of credited service reduced by any benefits from the current and any predecessor retirement plans, Social Security, if any, and from any qualified pension plan of prior employers. The Supplemental Plan also provides a benefit equal to the reduction in benefits payable under the AIG retirement plan as a result of Federal limitations on benefits payable thereunder. Currently, the Supplemental Plan is unfunded.

    (b) The Parent also sponsors a voluntary savings plan for domestic employees (a 401(k) plan), which during the three years ended December 31, 2002, provided for salary reduction contributions by employees and matching contributions by the Parent of up to 6 percent of annual salary depending on the employees' years of service.

    (c) On April 1, 1985, the Parent terminated and replaced its then existing U.S. pension plan, a contributory qualified defined benefit plan, with the current non-contributory qualified defined benefit plan. Settlement of the obligations of the prior plan was accomplished through the purchase of annuities from the Company for accrued benefits as of the date of termination. Future policy benefits reserves in the accompanying balance sheet that relate to these annuity contracts are $73,930,000 at December 31, 2002 and $75,661,000 at December 31, 2001.

    (d) In addition to the Parent's defined benefit pension plan, the Parent and its subsidiaries provide a post-retirement benefit program for medical care and life insurance. Eligibility in the various plans is generally based upon completion of a specified period of eligible service and reaching a specified age.

    (e) The Parent applies APB Opinion 25 "Accounting for Stock Issued to Employees" and related interpretations in accounting for its stock-based compensation plans. Employees of the Company participate in certain stock option and stock purchase plans of the Parent. In general, under the stock option plan, officers and other key employees are granted options to purchase the Parent's common stock at a price not less than fair market value at the date of grant. In general, the stock purchase plan provides for eligible employees to receive privileges to purchase the Parent's common stock at a price equal to 85% of the fair market value on the date of grant of the purchase privilege. The Parent has not recognized compensation costs for either plan. The effect of the compensation costs, as determined consistent with FAS 123, "Accounting for Stock-Based Compensation" (FAS 123), was not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of the Parent and, therefore, are not presented herein. Disclosures required by FAS 123 are included in the Annual Report of the Parent.

12. Leases

    (a) The Company occupies leased space in many locations under various long-term leases and has entered into various leases covering the long-term use of data processing equipment. At December 31, 2002, the future minimum lease payments under operating leases were as follows:

                         Year                            Payments
                         ----                            --------
                         2003                            $   784
                         2004                                371
                         2005                                280
                         2006 and later years                  -
                                                         -------

                         Total                           $ 1,435
                                                         =======


        Rent expense approximated $895,000, $1,427,000 and $1,644,000 for the years ended December 31, 2002, 2001 and 2000, respectively.

13.  Reinsurance

    (a) The Company reinsures portions of its life and accident and health insurance risks with unaffiliated companies. Life insurance risks are reinsured primarily under coinsurance and yearly renewable term treaties. Accident and health insurance risks are reinsured primarily under coinsurance, excess of loss and quota share treaties. Amounts recoverable from reinsurers are estimated in a manner consistent with the assumptions used for the underlying policy benefits and are presented as a component of reinsurance assets. A contingent liability exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

        The Company also reinsures portions of its life and accident and health insurance risks with affiliated companies (see Note 13). The effect of all reinsurance contracts, including reinsurance assumed, is as follows (in thousands, except percentages):


                                                                                                               Percentage
                                                                                                                of Amount
                                                                                                                 Assumed
      December 31, 2002                       Gross             Ceded         Assumed             Net             to Net
      -----------------                       -----             -----         -------             ---         --------------
        Life Insurance in Force            $37,923,271       $20,182,555     $20,540,957        $38,281,673       53.7%
        Premiums:                          ===========       ===========     ===========        ===========
          Life                             $   125,430       $     3,158     $     1,857        $   124,129        1.5%
          Accident and Health                   36,095            28,786            (230)             7,079       (3.2%)
          Annuity                               85,083                 -               -             85,083           -%
                                           -----------       -----------     -----------        -----------

        Total Premiums                     $   246,608       $    31,944     $     1,627        $  216,291        0.8%
                                           ===========       ===========     ===========        ===========


                                                                                                              Percentage
      December 31, 2001                                                                                        of Amount
      -----------------                                                                                         Assumed
                                             Gross             Ceded         Assumed              Net            to Net
                                             -----             -----         -------              ---         -----------
        Life Insurance in Force            $38,290,767       $20,815,247     $21,274,270        $38,749,790       54.9%
        Premiums:                          ===========       ===========     ===========        ===========
          Life                             $   110,567       $     3,291     $     1,297        $   108,573        1.2%
          Accident and Health                   27,368            13,050          25,370             39,688       63.9%
          Annuity                              355,299                 -               -            355,299          -
                                           -----------       -----------     -----------        -----------

        Total Premiums                     $   493,234       $    16,341     $    26,667        $   503,560        5.3%
                                           ===========       ===========     ===========        ===========



                                                                                                                Percentage
      December 31, 2000                                                                                          of Amount
      -----------------                                                                                          Assumed
                                             Gross             Ceded         Assumed              Net             to Net
                                             -----             -----         -------              ---            ---------
        Life Insurance in Force            $35,128,181       $25,210,909     $25,384,029        $35,301,301        71.9%
        Premiums:                          ===========       ===========     ===========        ===========
          Life                             $   105,500       $     3,147     $       764        $   103,117        0.7%
          Accident and Health                   22,832            10,655          29,278             41,455       70.6%
          Annuity                               91,602                 -               -             91,602          -
                                           -----------       -----------     -----------        -----------

        Total Premiums                     $   219,934       $    13,802     $    30,042        $   236,174       12.7%
                                           ===========       ===========     ===========        ===========


    (b) The maximum amount retained on any one life by the Company is $2,500,000.

    (c) Reinsurance recoveries, which reduced death and other benefits, approximated $8,431,000 and $137,984,000 respectively, for the years ended December 31, 2002 and 2001.

        The Company's reinsurance arrangements do not relieve it from its direct obligation to its insureds. Thus, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

14.  Transactions with Related Parties

    (a) The Company is party to several reinsurance agreements with its affiliates covering certain life and accident and health insurance risks. Premium income and commission ceded to affiliates amounted to $19,515,000 and $2,473,000, respectively, for the year ended December 31, 2002. Premium income and commission ceded for 2001 amounted to $448,000 and $1,000, respectively. Premium income and commission ceded for 2000 amounted to $539,000 and $0, respectively. Premium income and commission expense assumed from affiliates aggregated $95,000 and $3,000, respectively, for 2002, compared to $23,842,000 and $1,745,000, respectively, for 2001, and $24,434,000 and $691,000, respectively, for 2000.

(b) The Company provides life insurance coverage to employees of the Parent and its domestic subsidiaries in connection with the Parent's employee benefit plans. The statement of income includes $4,042,000 in premiums relating to this business for 2002, $6,056,000 for 2001, and $5,715,000 for 2000.

     (c) The Company is party to several cost sharing agreements with its affiliates. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. For the years ended December 31, 2002, 2001 and 2000, the Company was charged $6,556,000, $29,063,000 and $32,138,000, respectively, for expenses attributed to the Company but incurred by affiliates. During the same period, the Company received reimbursements from affiliates aggregating $7,648,000, $34,536,000 and $36,462,000, respectively, for costs incurred by the Company but attributable to affiliates.

     (d) Effective January 1, 2002, the Company transferred a block of Group A&H business to National Union Fire Insurance Company of the Domestic Brokerage Group, an affiliated insurer. Written premium on this block was approximately $15,700,000 as of December 31, 2001.

15. Restructuring Charges

     In connection with the Parent's merger with American General Corporation during 2001, the Company has incurred $3,500,000 in restructuring costs. These costs have been paid as of December 31, 2001.

                            PART C: OTHER INFORMATION

ITEM 27.  EXHIBITS

(a)     Board of Directors Resolution.

        (1) Certificate of Resolution for American International Life Assurance Company of New York pursuant to the Board of Directors' meeting dated June 5, 1986, authorizing the establishment of separate accounts for the issuance and sale of variable life insurance contracts. (1)

(b)     Custodian Agreements.           Inapplicable

(c)     Underwriting Contracts.

        (1) Distribution Agreement between American International Life Assurance Company of New York and American General Equity Services Corporation, effective May 1, 2003. (5)

(d)     Contracts.

        (1) Form of Group Flexible Premium Variable Life Insurance Policy - Non-Participating (Policy Form No. 21GVULD997). (2)

        (2) Form of Group Flexible Premium Variable Life Insurance Certificate (Certificate Form No. 26GVULD997). (2)

(e)     Applications.

        (1) Form of Application for Group Flexible Premium Variable Life Insurance Policy, Form No. 24COLI400NY. (5)

        (2) Form of Supplemental Application for Life Insurance, Form No. 24GVSUP997NY. (Filed herewith)

        (3)     Form of Subaccount Transfer Request form. (Filed herewith)

        (4)     Form of Premium Allocation form. (Filed herewith)

        (5)     Form of Loan/Surrender Request form. (Filed herewith)

        (6)     Form of Dollar Cost Averaging Request form. (Filed herewith)

        (7)     Form of Change Request form. (Filed herewith)

(f)     Depositor's Certificate of Incorporation and By-Laws.

        (1) Amended and Restated Bylaws of American International Life Assurance Company of New York, adopted July 25, 2002. (5)

        (2) Charter of American International Life Assurance Company of New York, dated March 5, 1962, filed with the State of New York Insurance Department on March 16, 1962. (1)

        (3) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated February 4, 1972. (1)

        (4) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated January 18, 1985. (1)

        (5) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated June 1, 1987. (1)

        (6) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated March 22, 1989. (1)

        (7) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated June 27, 1991. (1)

(g)     Reinsurance Contracts.          Inapplicable

(h)     Participation Agreements.

        (1)(a) Form of Participation Agreement by and between VALIC Company I, The Variable Annuity Life Insurance Company and American International Life Assurance Company of New York. (5)

        (2)(a) Form of Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd, LLP and AI Life Assurance Company of New York. (4)

        (2)(b) Form of Amendment to Participation Agreement among The Universal Institutional Funds, Inc. (formerly Morgan Stanley Universal Funds, Inc.), Morgan Stanley Investment Management Inc. (formerly Morgan Stanley Asset Management Inc.), Morgan Stanley Investments LP (formerly Miller Anderson & Sherrerd, LLP) and American International Life Assurance Company of New York. (5)

        (3)(a) Form of Participation Agreement among Alliance Variable Products Series Fund, Inc., Alliance Fund Distributors, Inc. and American International Life Assurance Company of New York. (5)

        (4)(a) Form of Participation Agreement by and between Franklin Templeton Products Trust, Franklin Templeton Distributors, Inc. and American International Life Assurance Company of New York. (Filed herewith)

        (5)(a) Form of Shareholder Services Agreement by and between American Century Investment Services, Inc. and American International Life Assurance Company of New York. (Filed herewith)

        (6)(a) Form of Participation Agreement by and among Credit Suisse Warburg Pincus Trust, Credit Suisse Asset Management, LLC, Credit Suisse Asset Management Securities, Inc. and American International Life Assurance Company of New York. (Filed herewith)

        (7)(a) Form of Administrative Services Agreement by and among Credit Suisse Asset Management, LLC and American International Life Assurance Company of New York. (Filed herewith)

        (8)(a) Form of Participation Agreement by and among Merrill Lynch Variable Series Funds, Inc., FAM Distributors, Inc. and American International Life Assurance Company of New York. (Filed herewith)

        (9)(a) Form of Participation Agreement by and among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American International Life Assurance Company of New York. (Filed herewith)

        (10)(a)         Form of Fund Participation Agreement by and between J.P.
                        Morgan Series Trust II and American International Life Assurance Company of New York. (Filed herewith)

        (11)(a) Form of Participation Agreement by and among PIMCO Variable Insurance Trust, PIMCO Funds Distributors LLC and American International Life Assurance Company of New York. (Filed herewith)

        (12)(a) Form of Participation Agreement by and among Variable Insurance Products Fund, Fidelity Distributors Corporation and American International Life Assurance Company of New York. (Filed herewith)

        (13)(a) Form of Participation Agreement by and among Variable Insurance Products Fund II, Fidelity Distributors Corporation and American International Life Assurance Company of New York. (Filed herewith)

        (14)(a) Form of Participation Agreement by and among Variable Insurance Products Fund III, Fidelity Distributors Corporation and American International Life Assurance Company of New York. (Filed herewith)

(i)     Administrative Contracts.

        (1) Form of Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York. (5)

        (2) Form of Addendum No. 1 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York, dated May 21, 1975. (5)

        (3) Form of Addendum No. 2 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York, dated September 23, 1975.
                (5)

        (4) Form of Addendum No. 6 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York, dated June 9, 1981. (5)

        (5) Form of Addendum No. 24 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York, dated December 30, 1998. (5)

        (6) Form of Addendum No. 28 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York. (5)

(j)     Other Material Contracts.     None

(k)     Legal Opinion.

        (1) Opinion and Consent of Kenneth D. Walma, Vice President and Counsel, American International Life Assurance Company of New York. (3)

(l)     Actuarial Opinion.

        (1) Opinion and Consent of American International Life Assurance Company of New York's actuary. (3)

        (2) Opinion and Consent of American International Life Assurance Company of New York's actuary. (5)

(m)     Calculation.     None

(n)     Other Opinions.

        (1) Consent of Independent Accountants, PricewaterhouseCoopers LLP. (Filed herewith)

(o)     Omitted Financial Statements.     None

(p)     Initial Capital Agreements.     None

(q)     Redeemability Exemption.

        (1) Memorandum Regarding Procedures including Issuance, Transfer and Redemption Procedures for Variable Universal Life Insurance Policies Pursuant to Rule 6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940. (1)

----------

(1) Incorporated by reference to Post-Effective Amendment No. 4 to Form S-6 Registration Statement (File No. 033-90686) of Variable Account B of American International Life Assurance Company of New York filed on October 27, 1998.

(2) Incorporated by reference to initial filing of Form S-6 Registration Statement (File No. 333- 48457) of Variable Account B of American International Life Assurance Company of New York filed on March 23, 1998.

(3) Incorporated by reference to Post-Effective Amendment No. 5 to Form S-6 Registration Statement (File No. 333-48457) of Variable Account B of American International Life Assurance Company of New York filed on May 1, 2002.

(4) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-63412) of Variable Account A of American International Life Assurance Company of New York filed on December 28, 2001.

(5) Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-48457) of Variable Account B of American International Life Assurance Company of New York filed on April 25, 2003.

ITEM 28.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL                     POSITIONS AND OFFICES WITH DEPOSITOR
 BUSINESS ADDRESS                      AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
-----------------------                ---------------------------------------------------------
Rodney O. Martin, Jr.                  Director and Chairman of the Board of Directors
2929 Allen Parkway
Houston, TX 77019

M. Bernard Aidinoff                    Director
Sullivan and Cromwell
125 Broad Street
New York, NY 10004

David J. Dietz                         Director, President and Chief Executive Officer
830 Third Avenue
New York, NY 10022

Marion E. Fajen                        Director
5608 N. Waterbury Road
Des Moines, IA 50312

Patrick J. Foley                       Director
569 N. Country Club Dr.
Lake Worth, FL 33462

Cecil C. Gamwell, III                  Director
419 W. Beach Rd.
Charleston, RI 02813

Jack R. Harnes                         Director
70 Pine Street
New York, NY 10270

NAME AND PRINCIPAL                     POSITIONS AND OFFICES WITH DEPOSITOR
 BUSINESS ADDRESS                      AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
----------------------------           ---------------------------------------------------------
David L. Herzog                        Director, Chief Financial Officer and Chief Operating Officer
2929 Allen Parkway
Houston, TX 77019

John I. Howell                         Director
Indian Rock Corp.
263 Glenville Rd., 2nd Floor
Greenwich, CT 06831

William M. Keeler                      Director, President and Chief Executive Officer
3600 Route 66
Neptune, NJ 07754

Nicholas A. O'Kulich                   Director and Vice Chairman of the Board of Directors
70 Pine Street
New York, NY 10270

Ernest T. Patrikis                     Director
70 Pine Street
New York, NY 10270

Gary D. Reddick                        Director and Chief Administrative Officer
2929 Allen Parkway
Houston, TX 77019

Martin J. Sullivan                     Director
70 Pine Street
New York, NY 10270

Thomas L. Booker                       President
2727 Allen Parkway
Houston, TX 77019

Anne E. Bossi                          Executive Vice President
3600 Route 66
Neptune, NJ 07754

James A. Galli                         Executive Vice President
830 Third Avenue
New York, NY 10022

NAME AND PRINCIPAL                     POSITIONS AND OFFICES WITH DEPOSITOR
 BUSINESS ADDRESS                      AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
--------------------                   ---------------------------------------------------------
Paul L. Mistretta                      Executive Vice President
2727-A Allen Parkway
Houston, TX 77019

James W. Weakley                       Executive Vice President
2929 Allen Parkway
Houston, TX 77019

David R. Armstrong                     Senior Vice President
3600 Route 66
Neptune, NJ 07754

Erik A. Baden                          Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Wayne A. Barnard                       Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Robert M. Beuerlein                    Senior Vice President and Chief Actuary
2727-A Allen Parkway
Houston, TX 77019

Patricia A. Bosi                       Senior Vice President
3600 Route 66
Neptune, NJ 07754

Jeffrey H. Carlson                     Senior Vice President and Chief Information Officer
2727 Allen Parkway
Houston, TX 77019

Phillip L. Chapman                     Senior Vice President
3600 Route 66
Neptune, NJ 07754

Pauletta P. Cohn                       Senior Vice President and Co-General Counsel
2929 Allen Parkway
Houston, TX 77019

NAME AND PRINCIPAL                     POSITIONS AND OFFICES WITH DEPOSITOR
 BUSINESS ADDRESS                      AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
----------------------                 ---------------------------------------------------------
Larry A. Compton                       Senior Vice President
One Woodfield Lake
Schaumburg, IL 60173

Robert M. Goldbloom                    Senior Vice President
70 Pine Street
New York, NY 10270

William F. Guterding                   Senior Vice President and Chief Underwriting Officer
830 Third Avenue
New York, NY 10022

Robert F. Herbert, Jr.                 Senior Vice President, Treasurer and Comptroller
2727-A Allen Parkway
Houston, TX 77019

S. Douglas Israel                      Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Kyle L. Jennings                       Senior Vice President and Co-General Counsel
2929 Allen Parkway
Houston, TX 77019

Althea R. Johnson                      Senior Vice President and Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Glen D. Keller                         Senior Vice President
2727 Allen Parkway
Houston, TX 77019

William J. Leary                       Senior Vice President
3600 Route 66
Neptune, NJ 07754

Simon J. Leech                         Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

NAME AND PRINCIPAL                     POSITIONS AND OFFICES WITH DEPOSITOR
 BUSINESS ADDRESS                      AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
--------------------                   ---------------------------------------------------------
Randy J. Marash                        Senior Vice President
3600 Route 66
Neptune, NJ 07754

Mark R. McGuire                        Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Terence McSweeney                      Senior Vice President
3600 Route 66
Neptune, NJ 07754

Laura W. Milazzo                       Senior Vice President
2727 Allen Parkway
Houston, TX 77019

A. Hasan Qureshi                       Senior Vice President
1 ALICO Plaza
600 King Street
Wilmington, DE 19801

James P. Steele                        Senior Vice President
205 E. 10th Avenue
Amarillo, TX 79101

Robert E. Steele                       Senior Vice President
205 E. 10th Avenue
Amarillo, TX 79101

Robert D. Stuchiner                    Senior Vice President
830 Third Avenue
New York, NY 10022

Alfred N. Thome                        Senior Vice President
One Woodfield Lake
Schaumburg, IL 60173

NAME AND PRINCIPAL                     POSITIONS AND OFFICES WITH DEPOSITOR
 BUSINESS ADDRESS                      AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
-----------------------                ---------------------------------------------------------
Edward F. Bacon                        Vice President
2727-A Allen Parkway
Houston, TX 77019

Joan M. Bartel                         Vice President
2727 Allen Parkway
Houston, TX 77019

Water E. Bednarski                     Vice President
3600 Route 66
Neptune, NJ 07754

Michael B. Boesen                      Vice President
2727-A Allen Parkway
Houston, TX 77019

Robert W. Busby                        Vice President
3600 Route 66
Neptune, NJ 07754

Robert W. Chesner                      Vice President
2929 Allen Parkway
Houston, TX 77019

Farideh N. Farrokhi                    Vice President and Assistant Secretary
2727-A Allen Parkway
Houston, TX 77019

Kevin P. Fitzpatrick                   Vice President and Real Estate Investment Officer
1 Chase Manhattan Plaza
New York, NY 10005

Richard L. Gravette                    Vice President and Assistant Treasurer
2727-A Allen Parkway
Houston, TX 77019

Kenneth J. Griesemer                   Vice President
6363 Forest Park Road
Dallas, TX 75235

NAME AND PRINCIPAL                     POSITIONS AND OFFICES WITH DEPOSITOR
 BUSINESS ADDRESS                      AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
-----------------------                ---------------------------------------------------------
Joel H. Hammer                         Vice President
1 Chase Manhattan Place
New York, NY 10005

Neal C. Hasty                          Vice President
6363 Forest Park Road
Dallas, TX 75235

Thomas M. Hoffman                      Vice President
70 Pine Street
New York, NY 10270

Keith C. Honig                         Vice President
1 SunAmerica Center
Los Angeles, CA 90067

Gary J. Kleinman                       Vice President and Real Estate Investment Officer
1 Chase Manhattan Place
New York, NY 10005

Frank A. Kophamel                      Vice President
3600 Route 66
Neptune, NJ 07754

David S. Martin                        Vice President
3600 Route 66
Neptune, NJ 07754

W. Larry Mask                          Vice President, Real Estate Investment Officer and Assistant
2727 Allen Parkway                     Secretary
Houston, TX 77019

Gordon S. Massie                       Vice President
2929 Allen Parkway
Houston, TX 77019

Richard D. McFarland                   Vice President
2727 Allen Parkway
Houston, TX 77019

NAME AND PRINCIPAL                     POSITIONS AND OFFICES WITH DEPOSITOR
 BUSINESS ADDRESS                      AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
-----------------------                ---------------------------------------------------------
Richard A. Mercante                    Vice President
175 Water Street
New York, NY 10038

Deanna D. Osmonson                     Vice President and Chief Compliance Officer
2727 Allen Parkway
Houston, TX 77019

Rembert R. Owen, Jr.                   Vice President, Real Estate Investment Officer and Assistant
2929 Allen Parkway                     Secretary
Houston, TX 77019

Kirsten M. Pedersen                    Vice President
2929 Allen Parkway
Houston, TX 77019

Dale W. Sachtleben                     Vice President
#1 Franklin Square
Springfield, IL 62713

Kristin E. Sather                      Vice President
1 Chase Manhattan Place
New York, NY 10005

Richard W. Scott                       Vice President and Chief Investment Officer
2929 Allen Parkway
Houston, TX 77019

T. Clay Spires                         Vice President and Assistant Tax Officer
2727-A Allen Parkway
Houston, TX 77019

Richard P. Vegh                        Vice President
3600 Route 66
Neptune, NJ 07754

Susan J. Wilhite                       Vice President
One Woodfield Lake
Schaumburg, IL 60173

NAME AND PRINCIPAL                     POSITIONS AND OFFICES WITH DEPOSITOR
 BUSINESS ADDRESS                      AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
-------------------                    ---------------------------------------------------------
Elizabeth M. Tuck                      Secretary
70 Pine Street
New York, NY 10270

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An organizational chart for AIG can be found as Exhibit 21 in Form 10-K, SEC file number 001-08787, accession number 0000950123-03-003570, filed March 31, 2003.

ITEM 30.  INDEMNIFICATION

To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.

ITEM 31.  PRINCIPAL UNDERWRITERS

(a) Other Activity. American General Equity Services Corporation, the principal underwriter for Variable Account B, also acts as the principal underwriter for other separate accounts of the Depositor, and for the separate accounts of AIG Life Insurance Company, an affiliated company.

(b)     Management.

NAME AND PRINCIPAL                  POSITIONS AND OFFICES WITH UNDERWRITER
 BUSINESS ADDRESS                   AMERICAN GENERAL EQUITY SERVICES CORPORATION
---------------------               --------------------------------------------

Rodney O. Martin, Jr.               Director, Chairman of the Board of
2929 Allen Parkway                  Directors, Chief Executive Officer and
Houston, TX 77019                   President

Mark R. McGuire                     Director and Senior Vice President
2727 Allen Parkway
Houston, TX 77019

NAME AND PRINCIPAL                  POSITIONS AND OFFICES WITH UNDERWRITER
 BUSINESS ADDRESS                   AMERICAN GENERAL EQUITY SERVICES CORPORATION
---------------------               --------------------------------------------

Ernest T. Patrikis                  Director
70 Pine Street
New York, NY 10270

Gary D. Reddick                     Director
2929 Allen Parkway
Houston, TX 77019

Larry E. Blews                      Vice President, Chief Compliance Officer and
2727 Allen Parkway                  Assistant Secretary
Houston, TX 77019

Robert F. Herbert, Jr.              Vice President
2727-A Allen Parkway
Houston, TX 77019

Kathy L. Keith                      Vice President
#1 Franklin Square
Springfield, IL 62713

Lucille S. Martinez                 Vice President, Treasurer and Controller
2727 Allen Parkway
Houston, TX 77019

John D. Fleming                     Assistant Treasurer
2929 Allen Parkway
Houston, TX 77019

Edward F. Andrzejewski              Tax Officer
70 Pine Street
New York, NY 10270

Barbara J. Moore                    Assistant Tax Officer
2919 Allen Parkway
Houston, TX 77019

T. Clay Spires                      Assistant Tax Officer
2727-A Allen Parkway
Houston, TX 77019

NAME AND PRINCIPAL                  POSITIONS AND OFFICES WITH UNDERWRITER
 BUSINESS ADDRESS                   AMERICAN GENERAL EQUITY SERVICES CORPORATION
------------------                  --------------------------------------------

Elizabeth M. Tuck                   Secretary
70 Pine Street
New York, NY 10270

Amy M. Cinquegrana                  Assistant Secretary
70 Pine Street
New York, NY 10270

Steven A. Glover                    Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Lauren W. Jones                     Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

(c)     Compensation From the Registrant.

NAME OF PRINCIPAL   NET             COMPENSATION      BROKERAGE     OTHER
UNDERWRITER         UNDERWRITING    ON EVENTS         COMMISSIONS   COMPENSATION
                    DISCOUNTS AND   OCCASIONING THE
                    COMMISSIONS     DEDUCTION OF A
                                    DEFERRED SALES
                                    LOAD
American General         0                 0               0             0
Equity Services
Corporation

ITEM 32.  LOCATION OF ACCOUNTS AND RECORDS

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American International Life Assurance Company of New York at its principal executive office located at 70 Pine Street, New York, New York 10270 or at its offices located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or One ALICO Plaza, 600 King Street, Wilmington, Delaware 19801.

ITEM 33.  MANAGEMENT SERVICES       Inapplicable

ITEM 34.  FEE REPRESENTATION

American International Life Assurance Company of New York hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and risks assumed by American International Life Assurance Company of New York.

                               POWERS OF ATTORNEY

     Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Pauletta P. Cohn and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Account B of American International Life Assurance Company of New York, certifies that it meets all of the requirements for effectiveness of this amended Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Houston, and State of Texas on the 16th day of June, 2003.

                                        VARIABLE ACCOUNT B OF AMERICAN
                                        INTERNATIONAL LIFE ASSURANCE COMPANY
                                        OF NEW YORK
                                        (Registrant)


                                    BY: AMERICAN INTERNATIONAL LIFE ASSURANCE
                                        COMPANY OF NEW YORK
                                        (On behalf of the Registrant and itself)


                                    BY: /s/ ROBERT F. HERBERT, JR.
                                        ----------------------------------------
                                        Robert F. Herbert, Jr.
                                        Senior Vice President, Treasurer and
                                           Comptroller

[SEAL]


ATTEST: /s/ LAUREN W. JONES
        --------------------
        Lauren W. Jones
        Assistant Secretary

     Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                    Title                   Date
---------                    -----                   ----


/s/ RODNEY O. MARTIN, JR.    Director and Chairman   June 16, 2003
--------------------------
Rodney O. Martin, Jr.


/s/ DAVID L. HERZOG          Director and Chief      June 16, 2003
--------------------------   Financial Officer
David L. Herzog


/s/ M. BERNARD AIDINOFF      Director                June 16, 2003
--------------------------
M. Bernard Aidinoff


/s/ DAVID J. DIETZ           Director and Chief      June  16, 2003
--------------------------   Executive Officer
David J. Dietz


/s/ MARION E. FAJEN          Director                June 16, 2003
--------------------------
Marion E. Fajen


/s/ PATRICK J. FOLEY         Director                June 16, 2003
--------------------------
Patrick J. Foley


/s/ CECIL C. GAMWELL III     Director                June 16, 2003
--------------------------
Cecil C. Gamwell III


/s/ JACK R. HARNES           Director                June 16, 2003
--------------------------
Jack R. Harnes

Signature                    Title                   Date
---------                    -----                   ----


/s/ JOHN I. HOWELL           Director                June 16, 2003
--------------------------
John I. Howell


/s/ WILLIAM M. KEELER        Director                June 16, 2003
--------------------------
William M. Keeler


/s/ NICHOLAS A. O'KULICH     Director                June 16, 2003
--------------------------
Nicholas A. O'Kulich


/s/ GARY D. REDDICK          Director                June 16, 2003
--------------------------
Gary D. Reddick


/s/ MARTIN J. SULLIVAN       Director                June 16, 2003
--------------------------
Martin J. Sullivan


/s/ ERNEST T. PATRIKIS       Director                June 16, 2003
--------------------------
Ernest T. Patrikis

                                  EXHIBIT INDEX

ITEM 27.  EXHIBITS

        (e)(2) Form of Supplemental Application for Life Insurance, Form No. 14GVSUP997.

        (e)(3)          Form of Subaccount Transfer Request form.

        (e)(4)          Form of Premium Allocation form.

        (e)(5)          Form of Loan/Surrender Request form.

        (e)(6)          Form of Dollar Cost Averaging Request form.

        (h)(4)(a) Form of Participation Agreement by and between Franklin Templeton Products Trust, Franklin Templeton Distributors, Inc. and American International Life Assurance Company of New York.

        (h)(4)(b) Form of Amendment to Participation Agreement by and between Franklin Templeton Products Trust, Franklin Templeton Distributors, Inc. and American International Life Assurance Company of New York, effective May 1, 2001.

        (h)(5)(a) Form of Shareholder Services Agreement by and between American Century Investment Services, Inc. and American International Life Assurance Company of New York.

        (h)(5)(b) Form of Amendment No. 1 to Shareholder Services Agreement by and between American Century Investment Services, Inc. and American International Life Assurance Company of New York, effective January 1, 2001.

        (h)(6)(a) Form of Participation Agreement by and among Credit Suisse Warburg Pincus Trust, Credit Suisse Asset Management, LLC, Credit Suisse Asset Management Securities, Inc. and American International Life Assurance Company of New York.

        (h)(7)(a) Form of Administrative Services Agreement by and among Credit Suisse Asset Management, LLC and American International Life Assurance Company of New York.

        (h)(8)(a) Form of Participation Agreement by and among Merrill Lynch Variable Series Funds, Inc., FAM Distributors, Inc. and American International Life Assurance Company of New York.

        (h)(9)(a) Form of Participation Agreement by and among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American International Life Assurance Company of New York.

        (10)(a)         Form of Fund Participation Agreement by and between J.P.
                        Morgan Series Trust II and American International Life Assurance Company of New York.

        (11)(a) Form of Participation Agreement by and among PIMCO Variable Insurance Trust, PIMCO Funds Distributors LLC and American International Life Assurance Company of New York.

        (12)(a) Form of Participation Agreement by and among Variable Insurance Products Fund, Fidelity Distributors Corporation and American International Life Assurance Company of New York.

        (13)(a) Form of Participation Agreement by and among Variable Insurance Products Fund II, Fidelity Distributors Corporation and American International Life Assurance Company of New York.

        (14)(a) Form of Participation Agreement by and among Variable Insurance Products Fund III, Fidelity Distributors Corporation and American International Life Assurance Company of New York.

        (n)(1)          Consent of Independent Accountants,
                        PricewaterhouseCoopers LLP.

                                       E-2